MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2020

(With Report of Independent Registered Public Accounting Firm Thereon)

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Financial Statements

December 31, 2020

KPMG LLP

4200 Wells Fargo Center

90 South Seventh Street

Minneapolis, MN 55402

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Minnesota Life Insurance Company and Policy Owners of Minnesota Life Variable Universal Life Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets, liabilities, and policy owners' equity of the sub-accounts listed in the Appendix that comprise Minnesota Life Variable Universal Life Account (the Separate Account), as of the date indicated in the Appendix, the related statements of operations for the year indicated in the Appendix and changes in net assets for each of the years indicated in the Appendix, and the related notes, including the financial highlights for each of the years or periods indicated in Note 7 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date indicated in the Appendix, the results of its operations for the year indicated in the Appendix and changes in its net assets for each of the years indicated in the Appendix, and the financial highlights for each of the years or periods indicated in Note 7, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account's auditor since 1995.

Minneapolis, Minnesota
March 26, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

1

Appendix – Minnesota Life Variable Universal Life Account

Statements of assets, liabilities, and policy owners' equity as of December 31, 2020, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

American Funds IS® Global Growth Fund – Class 1 Shares (Amer Funds IS Global Growth Cl 1)

American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

Fidelity® VIP Asset Manager Growth Portfolio – Initial Class (Fidelity VIP Asset Mgr Growth IC)

Fidelity® VIP Asset Manager Portfolio – Initial Class (Fidelity VIP Asset Mgr IC)

Fidelity® VIP Balanced Portfolio – Initial Class (Fidelity VIP Balanced IC)

Fidelity® VIP Contrafund® Portfolio – Initial Class (Fidelity VIP Contrafund IC)

Fidelity® VIP Disciplined Small Cap Portfolio – Initial Class (Fidelity VIP Dscplnd Sm Cap IC)

Fidelity® VIP Dynamic Capital Appreciation Portfolio – Initial Class (Fidelity VIP Dynamic Cap App IC)

Fidelity® VIP Emerging Markets Portfolio – Initial Class (Fidelity VIP Emerging Markets IC)

Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

Fidelity® VIP Freedom 2010 Portfolio – Initial Class (Fidelity VIP Freedom 2010 IC)

Fidelity® VIP Freedom 2015 Portfolio – Initial Class (Fidelity VIP Freedom 2015 IC)

Fidelity® VIP Freedom 2020 Portfolio – Initial Class (Fidelity VIP Freedom 2020 IC)

Fidelity® VIP Freedom 2025 Portfolio – Initial Class (Fidelity VIP Freedom 2025 IC)

Fidelity® VIP Freedom 2030 Portfolio – Initial Class (Fidelity VIP Freedom 2030 IC)

Fidelity® VIP Freedom 2035 Portfolio – Initial Class (Fidelity VIP Freedom 2035 IC)

Fidelity® VIP Freedom 2040 Portfolio – Initial Class (Fidelity VIP Freedom 2040 IC)

Fidelity® VIP Freedom 2045 Portfolio – Initial Class (Fidelity VIP Freedom 2045 IC)

Fidelity® VIP Freedom 2050 Portfolio – Initial Class (Fidelity VIP Freedom 2050 IC)

Fidelity® VIP Freedom Income Portfolio – Initial Class (Fidelity VIP Freedom Income IC)

Fidelity® VIP FundsManager 20% Portfolio – Service Class (Fidelity VIP Funds Mgr 20% SC)

Fidelity® VIP FundsManager 50% Portfolio – Service Class (Fidelity VIP Funds Mgr 50% SC)

Fidelity® VIP FundsManager 60% Portfolio – Service Class (Fidelity VIP Funds Mgr 60% SC)

Fidelity® VIP FundsManager 70% Portfolio – Service Class (Fidelity VIP Funds Mgr 70% SC)

Fidelity® VIP FundsManager 85% Portfolio – Service Class (Fidelity VIP Funds Mgr 85% SC)

Fidelity® VIP Government Money Market Portfolio – Initial Class (Fidelity VIP Govt Money Mkt IC)

Fidelity® VIP Growth & Income Portfolio – Initial Class (Fidelity VIP Growth & Inc IC)

Fidelity® VIP Growth Opportunities Portfolio – Initial Class (Fidelity VIP Growth Opp IC)

Fidelity® VIP Growth Portfolio – Initial Class (Fidelity VIP Growth Port IC)

Fidelity® VIP High Income Portfolio – Initial Class (Fidelity VIP High lnc IC)

Fidelity® VIP Index 500 Portfolio – Initial Class (Fidelity VIP Index 500 IC)

Fidelity® VIP International Capital Appreciation Portfolio – Initial Class (Fidelity VIP Intl Cap App IC)

Fidelity® VIP Investment Grade Bond Portfolio – Initial Class (Fidelity VIP Invest Grade IC)

Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

Fidelity® VIP Overseas Portfolio – Initial Class (Fidelity VIP Overseas IC)

Fidelity® VIP Real Estate Portfolio – Initial Class (Fidelity VIP Real Estate IC)

Fidelity® VIP Strategic Income Portfolio – Initial Class (Fidelity VIP Strat Income IC)

Fidelity® VIP Target Volatility – Service Class (Fidelity VIP Target Vol IC)

Fidelity® VIP Value Portfolio – Initial Class (Fidelity VIP Value IC)

Fidelity® VIP Value Strategies Portfolio – Initial Class (Fidelity VIP Value Strat IC)

Invesco Oppenheimer V.I. Global Fund – Series I Shares (Invesco Opphmr VI Global Sr I)

Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I Shares (Invesco Opphmr VI MS Sm Cap Sr I)

Ivy VIP – Balanced Class II (Ivy VIP Balanced Cl II)

Ivy VIP – Core Equity Class II (Ivy VIP Core Equity Cl II)

Ivy VIP – High Income Class II (Ivy VIP High Income Cl II)

Ivy VIP – International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)

Ivy VIP – Science and Technology Class II (Ivy VIP Science & Tech Cl II)

Ivy VIP – Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)

Ivy VIP – Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)

Ivy VIP – Value Class II (Ivy VIP Value Cl II)

Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)

MFS® Emerging Markets Equity Portfolio – Initial Class (MFS Emrg Mkt Eq IC)

MFS® Total Return Bond Series – Initial Class (MFS Total Return Bond Ser IC)

Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

Pioneer Mid Cap Value VCT Portfolio – Class I Shares (Pioneer Mid Cap Value VCT Cl I)

Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)

Securian Funds Trust – SFT IvySM Growth Fund (SFT Ivy Growth)

Securian Funds Trust – SFT IvySM Small Cap Growth Fund (SFT Ivy Small Cap Growth)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

Van Eck VIP Global Hard Assets Fund (Van Eck VIP Global Hard Assets)

Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

(Continued)

2

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC
Assets
Investments at net asset value	$320,663	55,903	1,062,810	62,382	157,336	3,320,766
Receivable from Minnesota Life for policy purchase payments	—	—	—	158	25	—
Receivable for investments sold	25,328	10,257	503	—	—	25,827
Total assets	345,991	66,160	1,063,313	62,540	157,361	3,346,593
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	25,328	10,257	503	—	—	25,827
Payable for investments purchased	—	—	—	158	25	—
Total liabilities	25,328	10,257	503	158	25	25,827
Net assets applicable to policy owners	$320,663	55,903	1,062,810	62,382	157,336	3,320,766
Policy Owners' Equity
Total policy owners' equity	$320,663	55,903	1,062,810	62,382	157,336	3,320,766
Investment shares	7,791	1,770	48,310	3,661	6,756	68,938
Investments at cost	$237,870	42,710	887,786	56,241	131,141	2,463,402

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
3

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity- Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC
Assets
Investments at net asset value	$73,074	73,195	103,414	1,439,064	15,091	1,051
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	51
Receivable for investments sold	—	27	1	44,072	—	—
Total assets	73,074	73,222	103,415	1,483,136	15,091	1,102
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	27	1	44,072	—	—
Payable for investments purchased	—	—	—	—	—	51
Total liabilities	—	27	1	44,072	—	51
Net assets applicable to policy owners	$73,074	73,195	103,414	1,439,064	15,091	1,051
Policy Owners' Equity
Total policy owners' equity	$73,074	73,195	103,414	1,439,064	15,091	1,051
Investment shares	4,231	4,216	7,011	60,212	1,057	74
Investments at cost	$62,654	54,952	76,552	1,303,839	14,316	1,001

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
4

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC
Assets
Investments at net asset value	$4,335	12,239	44,667	4,395	8,244	2,054
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Total assets	4,335	12,239	44,667	4,395	8,244	2,054
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	—	—	—	—	—	—
Net assets applicable to policy owners	$4,335	12,239	44,667	4,395	8,244	2,054
Policy Owners' Equity
Total policy owners' equity	$4,335	12,239	44,667	4,395	8,244	2,054
Investment shares	288	727	2,654	161	318	79
Investments at cost	$4,107	11,562	39,240	4,107	7,889	1,902

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
5

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC
Assets
Investments at net asset value	$2,933	7,427	1,486	769	2,156	619
Receivable from Minnesota Life for policy purchase payments	—	128	—	—	—	—
Receivable for investments sold	—	—	—	—	—	—
Total assets	2,933	7,555	1,486	769	2,156	619
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	—	—
Payable for investments purchased	—	128	—	—	—	—
Total liabilities	—	128	—	—	—	—
Net assets applicable to policy owners	$2,933	7,427	1,486	769	2,156	619
Policy Owners' Equity
Total policy owners' equity	$2,933	7,427	1,486	769	2,156	619
Investment shares	125	583	125	57	190	45
Investments at cost	$2,734	7,229	1,460	684	1,898	580

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
6

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC
Assets
Investments at net asset value	$47	379,543	318,179	567,301	3,624,177	598,604
Receivable from Minnesota Life for policy purchase payments	—	1,931	345	7	—	—
Receivable for investments sold	—	—	—	—	1,475	14,483
Total assets	47	381,474	318,524	567,308	3,625,652	613,087
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	—	—	—	1,475	14,483
Payable for investments purchased	—	1,931	345	7	—	—
Total liabilities	—	1,931	345	7	1,475	14,483
Net assets applicable to policy owners	$47	379,543	318,179	567,301	3,624,177	598,604
Policy Owners' Equity
Total policy owners' equity	$47	379,543	318,179	567,301	3,624,177	598,604
Investment shares	3	379,543	14,230	7,316	35,186	112,731
Investments at cost	$44	379,543	282,014	361,855	2,654,472	579,118

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
7

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC
Assets
Investments at net asset value	$871,560	80,871	821,183	1,352,638	1,055,131	75,303
Receivable from Minnesota Life for policy purchase payments	2,319	—	—	936	764	—
Receivable for investments sold	—	1	548	—	—	1
Total assets	873,879	80,872	821,731	1,353,574	1,055,895	75,304
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	1	548	—	—	1
Payable for investments purchased	2,319	—	—	936	764	—
Total liabilities	2,319	1	548	936	764	1
Net assets applicable to policy owners	$871,560	80,871	821,183	1,352,638	1,055,131	75,303
Policy Owners' Equity
Total policy owners' equity	$871,560	80,871	821,183	1,352,638	1,055,131	75,303
Investment shares	2,345	3,510	58,281	34,934	39,786	4,320
Investments at cost	$693,171	64,763	794,767	1,114,318	857,118	78,879

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
8

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC	Invesco Opphmr VI Global Sr I	Invesco Opphmr VI MS Sm Cap Sr I
Assets
Investments at net asset value	$207,002	8,683	106,830	38,333	99,384	29,110
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	1	—	1	—	—	—
Total assets	207,003	8,683	106,831	38,333	99,384	29,110
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	1	—	1	—	—	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	1	—	1	—	—	—
Net assets applicable to policy owners	$207,002	8,683	106,830	38,333	99,384	29,110
Policy Owners' Equity
Total policy owners' equity	$207,002	8,683	106,830	38,333	99,384	29,110
Investment shares	17,528	665	6,698	2,829	1,907	1,062
Investments at cost	$198,917	8,215	97,677	32,267	82,059	24,569

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
9

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II	Ivy VIP High Income Cl II	Ivy VIP Intl Core Equity Cl II	Ivy VIP Science & Tech Cl II	Ivy VIP Small Cap Core Cl II
Assets
Investments at net asset value	$3,349,903	395,686	8,490	1,221,880	31,712	1,033,332
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	31,502	6,688	2,837	9,825	—	22,678
Total assets	3,381,405	402,374	11,327	1,231,705	31,712	1,056,010
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	31,502	6,688	2,837	9,825	—	22,678
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	31,502	6,688	2,837	9,825	—	22,678
Net assets applicable to policy owners	$3,349,903	395,686	8,490	1,221,880	31,712	1,033,332
Policy Owners' Equity
Total policy owners' equity	$3,349,903	395,686	8,490	1,221,880	31,712	1,033,332
Investment shares	384,631	27,548	2,501	74,753	884	74,611
Investments at cost	$2,974,206	313,920	7,983	1,149,811	26,741	1,048,700

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
10

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Assets
Investments at net asset value	$164,936	702,326	760,155	1,237,897	68,446	11,550
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	39,699	5,760	44,093	50,992	—	—
Total assets	204,635	708,086	804,248	1,288,889	68,446	11,550
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	39,699	5,760	44,093	50,992	—	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	39,699	5,760	44,093	50,992	—	—
Net assets applicable to policy owners	$164,936	702,326	760,155	1,237,897	68,446	11,550
Policy Owners' Equity
Total policy owners' equity	$164,936	702,326	760,155	1,237,897	68,446	11,550
Investment shares	13,654	109,759	14,353	33,841	2,841	668
Investments at cost	$117,636	657,375	549,558	983,111	61,272	10,041

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
11

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Assets
Investments at net asset value	$1,774	138,250	118,054	56,370	12,087	29,768
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	—	1,743	3,035	1,027	—	—
Total assets	1,774	139,993	121,089	57,397	12,087	29,768
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	1,743	3,035	1,027	—	—
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	—	1,743	3,035	1,027	—	—
Net assets applicable to policy owners	$1,774	138,250	118,054	56,370	12,087	29,768
Policy Owners' Equity
Total policy owners' equity	$1,774	138,250	118,054	56,370	12,087	29,768
Investment shares	126	12,455	10,099	5,431	673	10,807
Investments at cost	$1,675	129,402	111,034	54,239	10,316	25,803

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
12

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2	SFT Index 500 Cl 1	SFT Index 500 Cl 2
Assets
Investments at net asset value	$45,358,084	1,655,150	3,533	10,171,036	210,374	54,710,599
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	124,690	136,490	—	65,920	—	226,262
Total assets	45,482,774	1,791,640	3,533	10,236,956	210,374	54,936,861
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	124,690	136,490	—	65,920	—	226,262
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	124,690	136,490	—	65,920	—	226,262
Net assets applicable to policy owners	$45,358,084	1,655,150	3,533	10,171,036	210,374	54,710,599
Policy Owners' Equity
Total policy owners' equity	$45,358,084	1,655,150	3,533	10,171,036	210,374	54,710,599
Investment shares	16,966,651	1,655,150	564	1,673,032	13,373	3,583,329
Investments at cost	$41,525,727	1,655,150	3,120	6,217,039	140,130	31,762,480

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
13

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	SFT Intl Bond Cl 2	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Assets
Investments at net asset value	$659,728	917,098	350,575	27,815	976,660	481,328
Receivable from Minnesota Life for policy purchase payments	—	—	—	—	—	—
Receivable for investments sold	5,521	36,386	69,766	—	34,067	11,615
Total assets	665,249	953,484	420,341	27,815	1,010,727	492,943
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	5,521	36,386	69,766	—	34,067	11,615
Payable for investments purchased	—	—	—	—	—	—
Total liabilities	5,521	36,386	69,766	—	34,067	11,615
Net assets applicable to policy owners	$659,728	917,098	350,575	27,815	976,660	481,328
Policy Owners' Equity
Total policy owners' equity	$659,728	917,098	350,575	27,815	976,660	481,328
Investment shares	276,381	32,118	13,706	5,044	182,497	21,580
Investments at cost	$673,542	497,183	243,154	23,886	920,959	307,357

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
14

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Assets, Liabilities, and Policy Owners' Equity

December 31, 2020

	Segregated Sub-Accounts*
	Van Eck VIP Global Hard Assets	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Assets
Investments at net asset value	$4,364	154,719	72,356
Receivable from Minnesota Life for policy purchase payments	—	—	—
Receivable for investments sold	—	31,258	20,261
Total assets	4,364	185,977	92,617
Liabilities
Payable to Minnesota Life for policy terminations, withdrawal payments and mortality and expense charges	—	31,258	20,261
Payable for investments purchased	—	—	—
Total liabilities	—	31,258	20,261
Net assets applicable to policy owners	$4,364	154,719	72,356
Policy Owners' Equity
Total policy owners' equity	$4,364	154,719	72,356
Investment shares	194	11,260	5,648
Investments at cost	$3,306	136,330	69,792

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
15

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$1,688	125	10,612	827	1,982	7,686
Mortality, expense and administrative charges (note 3)	(726)	(161)	(2,419)	(129)	(344)	(7,566)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	962	(36)	8,193	698	1,638	120
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	7,516	524	13,325	704	1,956	16,896
Realized gains (losses) on sales of investments
Proceeds from sales	58,782	16,505	286,989	52,630	93,913	1,233,736
Cost of investments sold	(47,073)	(13,796)	(281,391)	(50,391)	(85,029)	(1,176,887)
Realized gains (losses) on sales of investments	11,709	2,709	5,598	2,239	8,884	56,849
Net realized gains (losses) on investments	19,225	3,233	18,923	2,943	10,840	73,745
Net change in unrealized appreciation (depreciation) of investments	59,469	9,554	132,990	3,808	16,155	694,327
Realized and unrealized gains (losses) on investments – net	78,694	12,787	151,913	6,751	26,995	768,072
Net increase (decrease) in net assets resulting from operations	$79,656	12,751	160,106	7,449	28,633	768,192

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
16

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity- Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$446	138	678	27,408	178	12
Mortality, expense and administrative charges (note 3)	(140)	(146)	(196)	(4,408)	(16)	(2)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	306	(8)	482	23,000	162	10
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	842	8,669	72,645	91	57
Realized gains (losses) on sales of investments
Proceeds from sales	7,114	32,640	10,529	673,346	2,060	3,308
Cost of investments sold	(6,733)	(32,848)	(7,620)	(723,508)	(2,043)	(3,299)
Realized gains (losses) on sales of investments	381	(208)	2,909	(50,162)	17	9
Net realized gains (losses) on investments	381	634	11,578	22,483	108	66
Net change in unrealized appreciation (depreciation) of investments	10,447	15,049	12,062	22,823	765	36
Realized and unrealized gains (losses) on investments – net	10,828	15,683	23,640	45,306	873	102
Net increase (decrease) in net assets resulting from operations	$11,134	15,675	24,122	68,306	1,035	112

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
17

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$46	90	482	40	24	17
Mortality, expense and administrative charges (note 3)	(6)	(22)	(105)	(10)	(11)	(4)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	40	68	377	30	13	13
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	153	328	2,134	153	243	74
Realized gains (losses) on sales of investments
Proceeds from sales	7,762	25,359	34,749	11,020	9,547	5,033
Cost of investments sold	(7,717)	(24,264)	(32,455)	(10,778)	(9,694)	(4,968)
Realized gains (losses) on sales of investments	45	1,095	2,294	242	(147)	65
Net realized gains (losses) on investments	198	1,423	4,428	395	96	139
Net change in unrealized appreciation (depreciation) of investments	25	479	1,257	137	180	85
Realized and unrealized gains (losses) on investments – net	223	1,902	5,685	532	276	224
Net increase (decrease) in net assets resulting from operations	$263	1,970	6,062	562	289	237

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
18

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$23	87	17	8	20	5
Mortality, expense and administrative charges (note 3)	(8)	(4)	(3)	(1)	(4)	(1)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	15	83	14	7	16	4
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	168	21	10	13	45	11
Realized gains (losses) on sales of investments
Proceeds from sales	8,600	1,013	5,557	573	1,983	1,913
Cost of investments sold	(8,520)	(992)	(5,519)	(534)	(1,951)	(1,898)
Realized gains (losses) on sales of investments	80	21	38	39	32	15
Net realized gains (losses) on investments	248	42	48	52	77	26
Net change in unrealized appreciation (depreciation) of investments	(94)	198	30	40	179	20
Realized and unrealized gains (losses) on investments – net	154	240	78	92	256	46
Net increase (decrease) in net assets resulting from operations	$169	323	92	99	272	50

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
19

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	1,298	5,878	59	2,030	27,331
Mortality, expense and administrative charges (note 3)	—	(996)	(673)	(1,071)	(6,982)	(1,111)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	—	302	5,205	(1,012)	(4,952)	26,220
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	1	—	13,430	24,650	259,993	—
Realized gains (losses) on sales of investments
Proceeds from sales	106	373,259	146,871	214,787	965,064	230,965
Cost of investments sold	(104)	(373,259)	(158,954)	(154,996)	(832,610)	(245,462)
Realized gains (losses) on sales of investments	2	—	(12,083)	59,791	132,454	(14,497)
Net realized gains (losses) on investments	3	—	1,347	84,441	392,447	(14,497)
Net change in unrealized appreciation (depreciation) of investments	1	—	15,311	150,105	653,893	16,857
Realized and unrealized gains (losses) on investments – net	4	—	16,658	234,546	1,046,340	2,360
Net increase (decrease) in net assets resulting from operations	$4	302	21,863	233,534	1,041,388	28,580

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
20

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$13,191	222	14,925	7,309	4,063	1,875
Mortality, expense and administrative charges (note 3)	(1,869)	(180)	(1,318)	(2,794)	(2,445)	(239)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	11,322	42	13,607	4,515	1,618	1,636
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	2,403	2,226	100	—	5,288	6,171
Realized gains (losses) on sales of investments
Proceeds from sales	277,663	41,920	56,562	531,436	625,215	88,428
Cost of investments sold	(238,943)	(36,690)	(51,868)	(674,683)	(668,684)	(106,197)
Realized gains (losses) on sales of investments	38,720	5,230	4,694	(143,247)	(43,469)	(17,769)
Net realized gains (losses) on investments	41,123	7,456	4,794	(143,247)	(38,181)	(11,598)
Net change in unrealized appreciation (depreciation) of investments	81,959	6,932	21,332	295,444	116,934	(9,422)
Realized and unrealized gains (losses) on investments – net	123,082	14,388	26,126	152,197	78,753	(21,020)
Net increase (decrease) in net assets resulting from operations	$134,404	14,430	39,733	156,712	80,371	(19,384)

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
21

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC	Invesco Opphmr VI Global Sr I	Invesco Opphmr VI MS Sm Cap Sr I
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$6,456	94	1,293	409	568	146
Mortality, expense and administrative charges (note 3)	(476)	(5)	(213)	(77)	(11)	—
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	5,980	89	1,080	332	557	146
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	1,876	49	3,480	1,682	2,961	330
Realized gains (losses) on sales of investments
Proceeds from sales	14,511	73	18,303	12,657	11,220	5,269
Cost of investments sold	(14,341)	(74)	(20,765)	(16,037)	(10,173)	(5,821)
Realized gains (losses) on sales of investments	170	(1)	(2,462)	(3,380)	1,047	(552)
Net realized gains (losses) on investments	2,046	48	1,018	(1,698)	4,008	(222)
Net change in unrealized appreciation (depreciation) of investments	5,881	463	4,200	4,281	16,914	4,958
Realized and unrealized gains (losses) on investments – net	7,927	511	5,218	2,583	20,922	4,736
Net increase (decrease) in net assets resulting from operations	$13,907	600	6,298	2,915	21,479	4,882

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.
22

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II	Ivy VIP High Income Cl II	Ivy VIP Intl Core Equity Cl II	Ivy VIP Science & Tech Cl II	Ivy VIP Small Cap Core Cl II
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$43,000	1,805	675	24,080	—	—
Mortality, expense and administrative charges (note 3)	(13,723)	(922)	(27)	(3,236)	—	(2,521)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	29,277	883	648	20,844	—	(2,521)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	163,884	18,320	—	187	3,003	42,816
Realized gains (losses) on sales of investments
Proceeds from sales	461,460	45,119	6,991	1,649,793	19,947	358,948
Cost of investments sold	(494,614)	(43,239)	(7,339)	(2,129,326)	(16,851)	(545,078)
Realized gains (losses) on sales of investments	(33,154)	1,880	(348)	(479,533)	3,096	(186,130)
Net realized gains (losses) on investments	130,730	20,200	(348)	(479,346)	6,099	(143,314)
Net change in unrealized appreciation (depreciation) of investments	240,633	48,672	420	222,096	2,225	158,131
Realized and unrealized gains (losses) on investments – net	371,363	68,872	72	(257,250)	8,324	14,817
Net increase (decrease) in net assets resulting from operations	$400,640	69,755	720	(236,406)	8,324	12,296

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
23

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	12,505	1,075	11,900	631	253
Mortality, expense and administrative charges (note 3)	(624)	(2,412)	(2,053)	(2,806)	(16)	—
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(624)	10,093	(978)	9,094	615	253
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	26,128	49,272	—	—	439
Realized gains (losses) on sales of investments
Proceeds from sales	90,004	388,477	178,070	935,827	25,685	7,699
Cost of investments sold	(69,659)	(417,167)	(143,217)	(1,231,504)	(30,509)	(8,114)
Realized gains (losses) on sales of investments	20,345	(28,690)	34,853	(295,677)	(4,824)	(415)
Net realized gains (losses) on investments	20,345	(2,562)	84,125	(295,677)	(4,824)	24
Net change in unrealized appreciation (depreciation) of investments	34,645	(63,240)	152,033	327,538	6,268	822
Realized and unrealized gains (losses) on investments – net	54,990	(65,802)	236,158	31,861	1,444	846
Net increase (decrease) in net assets resulting from operations	$54,366	(55,709)	235,180	40,955	2,059	1,099

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
24

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$57	2,922	2,412	1,310	98	—
Mortality, expense and administrative charges (note 3)	—	(303)	(267)	(121)	—	(12)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	57	2,619	2,145	1,189	98	(12)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	1,656	3,047	651	260	—
Realized gains (losses) on sales of investments
Proceeds from sales	642	26,562	25,502	9,078	10,832	4,197
Cost of investments sold	(602)	(30,068)	(29,690)	(9,705)	(11,727)	(3,637)
Realized gains (losses) on sales of investments	40	(3,506)	(4,188)	(627)	(895)	560
Net realized gains (losses) on investments	40	(1,850)	(1,141)	24	(635)	560
Net change in unrealized appreciation (depreciation) of investments	44	11,252	10,276	3,220	1,179	1,432
Realized and unrealized gains (losses) on investments – net	84	9,402	9,135	3,244	544	1,992
Net increase (decrease) in net assets resulting from operations	$141	12,021	11,280	4,433	642	1,980

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
25

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2	SFT Index 500 Cl 1	SFT Index 500 Cl 2
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	2,979	—	—	—	—
Mortality, expense and administrative charges (note 3)	(7,569)	(3,709)	—	(5,575)	(119)	(113,978)
Fees waived (note 3)	—	—	—	—	—	—
Investment income (loss) – net	(7,569)	(730)	—	(5,575)	(119)	(113,978)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	2,900,904	2,290,104	5,769	2,227,726	28,147	15,444,471
Cost of investments sold	(2,625,368)	(2,290,104)	(5,757)	(1,545,094)	(18,656)	(7,451,261)
Realized gains (losses) on sales of investments	275,536	—	12	682,632	9,491	7,993,210
Net realized gains (losses) on investments	275,536	—	12	682,632	9,491	7,993,210
Net change in unrealized appreciation (depreciation) of investments	2,715,526	—	224	221,090	21,658	(523,560)
Realized and unrealized gains (losses) on investments – net	2,991,062	—	236	903,722	31,149	7,469,650
Net increase (decrease) in net assets resulting from operations	$2,983,493	(730)	236	898,147	31,030	7,355,672

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
26

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	SFT Intl Bond Cl 2	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$—	—	—	—	—	—
Mortality, expense and administrative charges (note 3)	(1,309)	(3,669)	(1,273)	—	(2,834)	(2,132)
Fees waived (note 3)	—	—	—	—	—	904
Investment income (loss) – net	(1,309)	(3,669)	(1,273)	—	(2,834)	(1,228)
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	—	—	—	—	—
Realized gains (losses) on sales of investments
Proceeds from sales	33,622	3,083,978	156,352	6,690	643,545	97,365
Cost of investments sold	(34,569)	(1,462,618)	(95,758)	(5,472)	(645,914)	(53,165)
Realized gains (losses) on sales of investments	(947)	1,621,360	60,594	1,218	(2,369)	44,200
Net realized gains (losses) on investments	(947)	1,621,360	60,594	1,218	(2,369)	44,200
Net change in unrealized appreciation (depreciation) of investments	(23,194)	(1,444,024)	53,053	(1,830)	(164,343)	30,752
Realized and unrealized gains (losses) on investments – net	(24,141)	177,336	113,647	(612)	(166,712)	74,952
Net increase (decrease) in net assets resulting from operations	$(25,450)	173,667	112,374	(612)	(169,546)	73,724

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
27

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Operations

Year ended December 31, 2020

	Segregated Sub-Accounts*
	Van Eck VIP Global Hard Assets	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Investment income (loss) – net
Investment income distributions from underlying mutual fund	$32	3,673	1,996
Mortality, expense and administrative charges (note 3)	—	(365)	(210)
Fees waived (note 3)	—	—	—
Investment income (loss) – net	32	3,308	1,786
Realized and unrealized gains (losses) on investments – net
Realized gain distributions from underlying mutual fund	—	23,762	—
Realized gains (losses) on sales of investments
Proceeds from sales	5,462	73,909	46,620
Cost of investments sold	(5,315)	(88,717)	(42,170)
Realized gains (losses) on sales of investments	147	(14,808)	4,450
Net realized gains (losses) on investments	147	8,954	4,450
Net change in unrealized appreciation (depreciation) of investments	859	9,180	(547)
Realized and unrealized gains (losses) on investments – net	1,006	18,134	3,903
Net increase (decrease) in net assets resulting from operations	$1,038	21,442	5,689

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
28

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC
Year ended December 31, 2019
Operations
Investment income (loss) – net	$2,463	378	12,660	784	1,907	5,836
Net realized gains (losses) on investments	22,637	2,059	31,417	781	4,857	347,708
Net change in unrealized appreciation (depreciation) of investments	51,579	7,335	100,028	6,308	21,582	465,200
Net increase (decrease) in net assets resulting from operations	76,679	9,772	144,105	7,873	28,346	818,744
Policy transactions (notes 3 and 6)
Policy purchase payments	46,494	9,920	406,840	53,255	74,109	502,492
Policy terminations, withdrawal payments and charges	(118,281)	(3,983)	(102,828)	(53,879)	(83,052)	(1,000,551)
Increase (decrease) in net assets from policy transactions	(71,787)	5,937	304,012	(624)	(8,943)	(498,059)
Increase (decrease) in net assets	4,892	15,709	448,117	7,249	19,403	320,685
Net assets at the beginning of year	244,783	31,260	528,346	47,109	125,345	2,836,189
Net assets at the end of year	$249,675	46,969	976,463	54,358	144,748	3,156,874
Year ended December 31, 2020
Operations
Investment income (loss) – net	$962	(36)	8,193	698	1,638	120
Net realized gains (losses) on investments	19,225	3,233	18,923	2,943	10,840	73,745
Net change in unrealized appreciation (depreciation) of investments	59,469	9,554	132,990	3,808	16,155	694,327
Net increase (decrease) in net assets resulting from operations	79,656	12,751	160,106	7,449	28,633	768,192
Policy transactions (notes 3 and 6)
Policy purchase payments	49,653	12,566	212,550	53,164	77,791	628,234
Policy terminations, withdrawal payments and charges	(58,321)	(16,383)	(286,309)	(52,589)	(93,836)	(1,232,534)
Increase (decrease) in net assets from policy transactions	(8,668)	(3,817)	(73,759)	575	(16,045)	(604,300)
Increase (decrease) in net assets	70,988	8,934	86,347	8,024	12,588	163,892
Net assets at the beginning of year	249,675	46,969	976,463	54,358	144,748	3,156,874
Net assets at the end of year	$320,663	55,903	1,062,810	62,382	157,336	3,320,766

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
29

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity-Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC
Year ended December 31, 2019
Operations
Investment income (loss) – net	$444	202	953	27,167	14	16
Net realized gains (losses) on investments	4,066	7,870	3,141	114,863	38	176
Net change in unrealized appreciation (depreciation) of investments	7,274	6,412	12,912	261,274	20	140
Net increase (decrease) in net assets resulting from operations	11,784	14,484	17,006	403,304	72	332
Policy transactions (notes 3 and 6)
Policy purchase payments	6,891	8,999	13,659	313,219	1,985	6,348
Policy terminations, withdrawal payments and charges	(7,151)	(15,143)	(10,586)	(847,479)	(1,580)	(7,614)
Increase (decrease) in net assets from policy transactions	(260)	(6,144)	3,073	(534,260)	405	(1,266)
Increase (decrease) in net assets	11,524	8,340	20,079	(130,956)	477	(934)
Net assets at the beginning of year	50,791	51,742	57,714	1,829,005	282	2,054
Net assets at the end of year	$62,315	60,082	77,793	1,698,049	759	1,120
Year ended December 31, 2020
Operations
Investment income (loss) – net	$306	(8)	482	23,000	162	10
Net realized gains (losses) on investments	381	634	11,578	22,483	108	66
Net change in unrealized appreciation (depreciation) of investments	10,447	15,049	12,062	22,823	765	36
Net increase (decrease) in net assets resulting from operations	11,134	15,675	24,122	68,306	1,035	112
Policy transactions (notes 3 and 6)
Policy purchase payments	6,653	29,990	11,901	344,807	15,344	3,125
Policy terminations, withdrawal payments and charges	(7,028)	(32,552)	(10,402)	(672,098)	(2,047)	(3,306)
Increase (decrease) in net assets from policy transactions	(375)	(2,562)	1,499	(327,291)	13,297	(181)
Increase (decrease) in net assets	10,759	13,113	25,621	(258,985)	14,332	(69)
Net assets at the beginning of year	62,315	60,082	77,793	1,698,049	759	1,120
Net assets at the end of year	$73,074	73,195	103,414	1,439,064	15,091	1,051

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
30

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC
Year ended December 31, 2019
Operations
Investment income (loss) – net	$67	105	759	50	91	25
Net realized gains (losses) on investments	235	553	648	332	605	133
Net change in unrealized appreciation (depreciation) of investments	465	727	8,543	684	450	172
Net increase (decrease) in net assets resulting from operations	767	1,385	9,950	1,066	1,146	330
Policy transactions (notes 3 and 6)
Policy purchase payments	8,258	24,597	26,094	11,652	10,055	5,005
Policy terminations, withdrawal payments and charges	(8,821)	(24,485)	(33,626)	(14,685)	(9,716)	(4,832)
Increase (decrease) in net assets from policy transactions	(563)	112	(7,532)	(3,033)	339	173
Increase (decrease) in net assets	204	1,497	2,418	(1,967)	1,485	503
Net assets at the beginning of year	3,792	9,080	45,544	5,696	4,925	1,283
Net assets at the end of year	$3,996	10,577	47,962	3,729	6,410	1,786
Year ended December 31, 2020
Operations
Investment income (loss) – net	$40	68	377	30	13	13
Net realized gains (losses) on investments	198	1,423	4,428	395	96	139
Net change in unrealized appreciation (depreciation) of investments	25	479	1,257	137	180	85
Net increase (decrease) in net assets resulting from operations	263	1,970	6,062	562	289	237
Policy transactions (notes 3 and 6)
Policy purchase payments	7,832	25,034	25,334	11,117	11,084	5,060
Policy terminations, withdrawal payments and charges	(7,756)	(25,342)	(34,691)	(11,013)	(9,539)	(5,029)
Increase (decrease) in net assets from policy transactions	76	(308)	(9,357)	104	1,545	31
Increase (decrease) in net assets	339	1,662	(3,295)	666	1,834	268
Net assets at the beginning of year	3,996	10,577	47,962	3,729	6,410	1,786
Net assets at the end of year	$4,335	12,239	44,667	4,395	8,244	2,054

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
31

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC
Year ended December 31, 2019
Operations
Investment income (loss) – net	$63	4	26	10	19	7
Net realized gains (losses) on investments	177	16	80	(2)	43	34
Net change in unrealized appreciation (depreciation) of investments	756	5	25	104	187	49
Net increase (decrease) in net assets resulting from operations	996	25	131	112	249	90
Policy transactions (notes 3 and 6)
Policy purchase payments	6,130	914	5,361	521	2,220	1,914
Policy terminations, withdrawal payments and charges	(6,278)	(847)	(5,197)	(637)	(1,978)	(1,910)
Increase (decrease) in net assets from policy transactions	(148)	67	164	(116)	242	4
Increase (decrease) in net assets	848	92	295	(4)	491	94
Net assets at the beginning of year	3,939	263	1,257	684	1,153	473
Net assets at the end of year	$4,787	355	1,552	680	1,644	567
Year ended December 31, 2020
Operations
Investment income (loss) – net	$15	83	14	7	16	4
Net realized gains (losses) on investments	248	42	48	52	77	26
Net change in unrealized appreciation (depreciation) of investments	(94)	198	30	40	179	20
Net increase (decrease) in net assets resulting from operations	169	323	92	99	272	50
Policy transactions (notes 3 and 6)
Policy purchase payments	6,570	7,758	5,396	563	2,218	1,914
Policy terminations, withdrawal payments and charges	(8,593)	(1,009)	(5,554)	(573)	(1,978)	(1,912)
Increase (decrease) in net assets from policy transactions	(2,023)	6,749	(158)	(10)	240	2
Increase (decrease) in net assets	(1,854)	7,072	(66)	89	512	52
Net assets at the beginning of year	4,787	355	1,552	680	1,644	567
Net assets at the end of year	$2,933	7,427	1,486	769	2,156	619

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
32

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC
Year ended December 31, 2019
Operations
Investment income (loss) – net	$1	7,359	8,607	(343)	178	13,602
Net realized gains (losses) on investments	2	—	10,222	66,939	206,746	(3,409)
Net change in unrealized appreciation (depreciation) of investments	24	—	48,248	43,790	458,096	27,174
Net increase (decrease) in net assets resulting from operations	27	7,359	67,077	110,386	665,020	37,367
Policy transactions (notes 3 and 6)
Policy purchase payments	349	215,918	151,869	177,920	384,930	108,230
Policy terminations, withdrawal payments and charges	(613)	(239,783)	(155,632)	(209,988)	(670,074)	(105,038)
Increase (decrease) in net assets from policy transactions	(264)	(23,865)	(3,763)	(32,068)	(285,144)	3,192
Increase (decrease) in net assets	(237)	(16,506)	63,314	78,318	379,876	40,559
Net assets at the beginning of year	274	433,748	238,334	295,394	2,123,726	252,576
Net assets at the end of year	$37	417,242	301,648	373,712	2,503,602	293,135
Year ended December 31, 2020
Operations
Investment income (loss) – net	$—	302	5,205	(1,012)	(4,952)	26,220
Net realized gains (losses) on investments	3	—	1,347	84,441	392,447	(14,497)
Net change in unrealized appreciation (depreciation) of investments	1	—	15,311	150,105	653,893	16,857
Net increase (decrease) in net assets resulting from operations	4	302	21,863	233,534	1,041,388	28,580
Policy transactions (notes 3 and 6)
Policy purchase payments	112	335,094	141,410	174,656	1,043,180	507,588
Policy terminations, withdrawal payments and charges	(106)	(373,095)	(146,742)	(214,601)	(963,993)	(230,699)
Increase (decrease) in net assets from policy transactions	6	(38,001)	(5,332)	(39,945)	79,187	276,889
Increase (decrease) in net assets	10	(37,699)	16,531	193,589	1,120,575	305,469
Net assets at the beginning of year	37	417,242	301,648	373,712	2,503,602	293,135
Net assets at the end of year	$47	379,543	318,179	567,301	3,624,177	598,604

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
33

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC
Year ended December 31, 2019
Operations
Investment income (loss) – net	$11,492	199	3,417	7,735	15,687	2,338
Net realized gains (losses) on investments	53,446	5,872	508	85,023	123,245	2,116
Net change in unrealized appreciation (depreciation) of investments	112,630	13,198	8,513	171,837	193,738	25,052
Net increase (decrease) in net assets resulting from operations	177,568	19,269	12,438	264,595	332,670	29,506
Policy transactions (notes 3 and 6)
Policy purchase payments	234,410	33,236	48,795	311,800	151,441	24,973
Policy terminations, withdrawal payments and charges	(235,676)	(37,701)	(51,624)	(436,903)	(732,482)	(22,241)
Increase (decrease) in net assets from policy transactions	(1,266)	(4,465)	(2,829)	(125,103)	(581,041)	2,732
Increase (decrease) in net assets	176,302	14,804	9,609	139,492	(248,371)	32,238
Net assets at the beginning of year	584,550	59,488	135,359	1,210,011	1,462,500	129,776
Net assets at the end of year	$760,852	74,292	144,968	1,349,503	1,214,129	162,014
Year ended December 31, 2020
Operations
Investment income (loss) – net	$11,322	42	13,607	4,515	1,618	1,636
Net realized gains (losses) on investments	41,123	7,456	4,794	(143,247)	(38,181)	(11,598)
Net change in unrealized appreciation (depreciation) of investments	81,959	6,932	21,332	295,444	116,934	(9,422)
Net increase (decrease) in net assets resulting from operations	134,404	14,430	39,733	156,712	80,371	(19,384)
Policy transactions (notes 3 and 6)
Policy purchase payments	253,675	33,986	692,602	377,457	385,327	21,005
Policy terminations, withdrawal payments and charges	(277,371)	(41,837)	(56,120)	(531,034)	(624,696)	(88,332)
Increase (decrease) in net assets from policy transactions	(23,696)	(7,851)	636,482	(153,577)	(239,369)	(67,327)
Increase (decrease) in net assets	110,708	6,579	676,215	3,135	(158,998)	(86,711)
Net assets at the beginning of year	760,852	74,292	144,968	1,349,503	1,214,129	162,014
Net assets at the end of year	$871,560	80,871	821,183	1,352,638	1,055,131	75,303

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
34

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC	Invesco Opphmr VI Global Sr I	Invesco Opphmr VI MS Sm Cap Sr I
Year ended December 31, 2019
Operations
Investment income (loss) – net	$5,653	3	1,378	457	626	41
Net realized gains (losses) on investments	1,511	3	7,038	1,004	12,602	2,704
Net change in unrealized appreciation (depreciation) of investments	11,183	31	14,334	7,616	5,979	2,667
Net increase (decrease) in net assets resulting from operations	18,347	37	22,750	9,077	19,207	5,412
Policy transactions (notes 3 and 6)
Policy purchase payments	11,572	—	25,299	13,720	11,576	4,995
Policy terminations, withdrawal payments and charges	(13,676)	(59)	(19,342)	(13,477)	(12,876)	(9,118)
Increase (decrease) in net assets from policy transactions	(2,104)	(59)	5,957	243	(1,300)	(4,123)
Increase (decrease) in net assets	16,243	(22)	28,707	9,320	17,907	1,289
Net assets at the beginning of year	173,793	220	70,580	27,252	61,001	22,958
Net assets at the end of year	$190,036	198	99,287	36,572	78,908	24,247
Year ended December 31, 2020
Operations
Investment income (loss) – net	$5,980	89	1,080	332	557	146
Net realized gains (losses) on investments	2,046	48	1,018	(1,698)	4,008	(222)
Net change in unrealized appreciation (depreciation) of investments	5,881	463	4,200	4,281	16,914	4,958
Net increase (decrease) in net assets resulting from operations	13,907	600	6,298	2,915	21,479	4,882
Policy transactions (notes 3 and 6)
Policy purchase payments	17,252	7,953	19,423	11,455	10,207	5,250
Policy terminations, withdrawal payments and charges	(14,193)	(68)	(18,178)	(12,609)	(11,210)	(5,269)
Increase (decrease) in net assets from policy transactions	3,059	7,885	1,245	(1,154)	(1,003)	(19)
Increase (decrease) in net assets	16,966	8,485	7,543	1,761	20,476	4,863
Net assets at the beginning of year	190,036	198	99,287	36,572	78,908	24,247
Net assets at the end of year	$207,002	8,683	106,830	38,333	99,384	29,110

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
35

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II	Ivy VIP High Income Cl II	Ivy VIP Intl Core Equity Cl II	Ivy VIP Science & Tech Cl II	Ivy VIP Small Cap Core Cl II
Year ended December 31, 2019
Operations
Investment income (loss) – net	$40,665	869	398	46,734	—	(2,969)
Net realized gains (losses) on investments	111,606	27,171	(52)	121,668	1,627	185,175
Net change in unrealized appreciation (depreciation) of investments	428,084	50,452	160	319,897	8,961	44,894
Net increase (decrease) in net assets resulting from operations	580,355	78,492	506	488,299	10,588	227,100
Policy transactions (notes 3 and 6)
Policy purchase payments	463,885	50,357	11,216	179,731	15,384	94,126
Policy terminations, withdrawal payments and charges	(513,372)	(53,520)	(4,229)	(715,153)	(28,133)	(86,534)
Increase (decrease) in net assets from policy transactions	(49,487)	(3,163)	6,987	(535,422)	(12,749)	7,592
Increase (decrease) in net assets	530,868	75,329	7,493	(47,123)	(2,161)	234,692
Net assets at the beginning of year	2,721,801	254,281	1,641	2,908,848	27,668	941,021
Net assets at the end of year	$3,252,669	329,610	9,134	2,861,725	25,507	1,175,713
Year ended December 31, 2020
Operations
Investment income (loss) – net	$29,277	883	648	20,844	—	(2,521)
Net realized gains (losses) on investments	130,730	20,200	(348)	(479,346)	6,099	(143,314)
Net change in unrealized appreciation (depreciation) of investments	240,633	48,672	420	222,096	2,225	158,131
Net increase (decrease) in net assets resulting from operations	400,640	69,755	720	(236,406)	8,324	12,296
Policy transactions (notes 3 and 6)
Policy purchase payments	150,174	40,920	5,608	245,096	17,828	203,097
Policy terminations, withdrawal payments and charges	(453,580)	(44,599)	(6,972)	(1,648,535)	(19,947)	(357,774)
Increase (decrease) in net assets from policy transactions	(303,406)	(3,679)	(1,364)	(1,403,439)	(2,119)	(154,677)
Increase (decrease) in net assets	97,234	66,076	(644)	(1,639,845)	6,205	(142,381)
Net assets at the beginning of year	3,252,669	329,610	9,134	2,861,725	25,507	1,175,713
Net assets at the end of year	$3,349,903	395,686	8,490	1,221,880	31,712	1,033,332

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
36

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Year ended December 31, 2019
Operations
Investment income (loss) – net	$(958)	4,398	(1,544)	27,946	536	52
Net realized gains (losses) on investments	42,500	51,282	56,915	16,149	(3,402)	190
Net change in unrealized appreciation (depreciation) of investments	18,325	151,453	104,381	342,258	15,215	1,769
Net increase (decrease) in net assets resulting from operations	59,867	207,133	159,752	386,353	12,349	2,011
Policy transactions (notes 3 and 6)
Policy purchase payments	32,512	53,098	48,880	88,652	20,909	6,505
Policy terminations, withdrawal payments and charges	(218,318)	(114,093)	(119,558)	(174,801)	(27,057)	(12,322)
Increase (decrease) in net assets from policy transactions	(185,806)	(60,995)	(70,678)	(86,149)	(6,148)	(5,817)
Increase (decrease) in net assets	(125,939)	146,138	89,074	300,204	6,201	(3,806)
Net assets at the beginning of year	286,385	812,121	444,507	1,515,045	59,823	13,444
Net assets at the end of year	$160,446	958,259	533,581	1,815,249	66,024	9,638
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(624)	10,093	(978)	9,094	615	253
Net realized gains (losses) on investments	20,345	(2,562)	84,125	(295,677)	(4,824)	24
Net change in unrealized appreciation (depreciation) of investments	34,645	(63,240)	152,033	327,538	6,268	822
Net increase (decrease) in net assets resulting from operations	54,366	(55,709)	235,180	40,955	2,059	1,099
Policy transactions (notes 3 and 6)
Policy purchase payments	39,788	187,052	168,543	316,445	26,032	8,512
Policy terminations, withdrawal payments and charges	(89,664)	(387,276)	(177,149)	(934,752)	(25,669)	(7,699)
Increase (decrease) in net assets from policy transactions	(49,876)	(200,224)	(8,606)	(618,307)	363	813
Increase (decrease) in net assets	4,490	(255,933)	226,574	(577,352)	2,422	1,912
Net assets at the beginning of year	160,446	958,259	533,581	1,815,249	66,024	9,638
Net assets at the end of year	$164,936	702,326	760,155	1,237,897	68,446	11,550

*See note 1 for the full name of each segregated sub-account.
(Continued)

See accompanying notes to financial statements.
37

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl 1
Year ended December 31, 2019
Operations
Investment income (loss) – net	$59	2,270	1,660	978	114	(12)
Net realized gains (losses) on investments	114	(4,545)	1,417	(110)	(780)	445
Net change in unrealized appreciation (depreciation) of investments	53	19,560	13,881	4,726	3,347	1,984
Net increase (decrease) in net assets resulting from operations	226	17,285	16,958	5,594	2,681	2,417
Policy transactions (notes 3 and 6)
Policy purchase payments	2,479	34,100	28,345	13,356	9,101	2,940
Policy terminations, withdrawal payments and charges	(3,634)	(47,584)	(28,442)	(15,334)	(13,330)	(7,216)
Increase (decrease) in net assets from policy transactions	(1,155)	(13,484)	(97)	(1,978)	(4,229)	(4,276)
Increase (decrease) in net assets	(929)	3,801	16,861	3,616	(1,548)	(1,859)
Net assets at the beginning of year	2,681	111,233	84,994	43,067	12,553	30,412
Net assets at the end of year	$1,752	115,034	101,855	46,683	11,005	28,553
Year ended December 31, 2020
Operations
Investment income (loss) – net	$57	2,619	2,145	1,189	98	(12)
Net realized gains (losses) on investments	40	(1,850)	(1,141)	24	(635)	560
Net change in unrealized appreciation (depreciation) of investments	44	11,252	10,276	3,220	1,179	1,432
Net increase (decrease) in net assets resulting from operations	141	12,021	11,280	4,433	642	1,980
Policy transactions (notes 3 and 6)
Policy purchase payments	523	37,551	30,261	14,242	11,272	3,421
Policy terminations, withdrawal payments and charges	(642)	(26,356)	(25,342)	(8,988)	(10,832)	(4,186)
Increase (decrease) in net assets from policy transactions	(119)	11,195	4,919	5,254	440	(765)
Increase (decrease) in net assets	22	23,216	16,199	9,687	1,082	1,215
Net assets at the beginning of year	1,752	115,034	101,855	46,683	11,005	28,553
Net assets at the end of year	$1,774	138,250	118,054	56,370	12,087	29,768

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
38

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	SFT Core Bond Cl 2	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2	SFT Index 500 Cl 1	SFT Index 500 Cl 2
Year ended December 31, 2019
Operations
Investment income (loss) – net	$(5,627)	20,752	—	(7,027)	(113)	(120,384)
Net realized gains (losses) on investments	69,525	—	441	7,951,233	10,623	20,767,652
Net change in unrealized appreciation (depreciation) of investments	1,096,375	—	604	(3,863,470)	33,473	(2,723,446)
Net increase (decrease) in net assets resulting from operations	1,160,273	20,752	1,045	4,080,736	43,983	17,923,822
Policy transactions (notes 3 and 6)
Policy purchase payments	41,889,360	2,450,884	4,221	419,273	26,861	2,750,467
Policy terminations, withdrawal payments and charges	(1,241,530)	(2,851,804)	(7,371)	(14,542,911)	(33,713)	(33,192,502)
Increase (decrease) in net assets from policy transactions	40,647,830	(400,920)	(3,150)	(14,123,638)	(6,852)	(30,442,035)
Increase (decrease) in net assets	41,808,103	(380,168)	(2,105)	(10,042,902)	37,131	(12,518,213)
Net assets at the beginning of year	1,766,786	1,789,053	5,188	20,963,722	145,117	70,659,283
Net assets at the end of year	$43,574,889	1,408,885	3,083	10,920,820	182,248	58,141,070
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(7,569)	(730)	—	(5,575)	(119)	(113,978)
Net realized gains (losses) on investments	275,536	—	12	682,632	9,491	7,993,210
Net change in unrealized appreciation (depreciation) of investments	2,715,526	—	224	221,090	21,658	(523,560)
Net increase (decrease) in net assets resulting from operations	2,983,493	(730)	236	898,147	31,030	7,355,672
Policy transactions (notes 3 and 6)
Policy purchase payments	1,697,797	2,536,527	5,983	577,986	25,124	4,606,733
Policy terminations, withdrawal payments and charges	(2,898,095)	(2,289,532)	(5,769)	(2,225,917)	(28,028)	(15,392,876)
Increase (decrease) in net assets from policy transactions	(1,200,298)	246,995	214	(1,647,931)	(2,904)	(10,786,143)
Increase (decrease) in net assets	1,783,195	246,265	450	(749,784)	28,126	(3,430,471)
Net assets at the beginning of year	43,574,889	1,408,885	3,083	10,920,820	182,248	58,141,070
Net assets at the end of year	$45,358,084	1,655,150	3,533	10,171,036	210,374	54,710,599

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
39

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	SFT Intl Bond Cl 2	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Year ended December 31, 2019
Operations
Investment income (loss) – net	$(980)	(3,416)	(1,241)	—	(3,564)	(1,223)
Net realized gains (losses) on investments	1,713	104,125	43,946	909	46,895	37,576
Net change in unrealized appreciation (depreciation) of investments	4,600	923,085	21,603	5,253	264,200	82,894
Net increase (decrease) in net assets resulting from operations	5,333	1,023,794	64,308	6,162	307,531	119,247
Policy transactions (notes 3 and 6)
Policy purchase payments	28,486	93,850	75,416	4,390	49,726	51,596
Policy terminations, withdrawal payments and charges	(54,131)	(230,543)	(107,086)	(5,501)	(424,866)	(89,069)
Increase (decrease) in net assets from policy transactions	(25,645)	(136,693)	(31,670)	(1,111)	(375,140)	(37,473)
Increase (decrease) in net assets	(20,312)	887,101	32,638	5,051	(67,609)	81,774
Net assets at the beginning of year	381,029	2,836,716	280,640	25,562	1,306,975	359,010
Net assets at the end of year	$360,717	3,723,817	313,278	30,613	1,239,366	440,784
Year ended December 31, 2020
Operations
Investment income (loss) – net	$(1,309)	(3,669)	(1,273)	—	(2,834)	(1,228)
Net realized gains (losses) on investments	(947)	1,621,360	60,594	1,218	(2,369)	44,200
Net change in unrealized appreciation (depreciation) of investments	(23,194)	(1,444,024)	53,053	(1,830)	(164,343)	30,752
Net increase (decrease) in net assets resulting from operations	(25,450)	173,667	112,374	(612)	(169,546)	73,724
Policy transactions (notes 3 and 6)
Policy purchase payments	357,453	102,075	80,675	4,504	548,911	63,539
Policy terminations, withdrawal payments and charges	(32,992)	(3,082,461)	(155,752)	(6,690)	(642,071)	(96,719)
Increase (decrease) in net assets from policy transactions	324,461	(2,980,386)	(75,077)	(2,186)	(93,160)	(33,180)
Increase (decrease) in net assets	299,011	(2,806,719)	37,297	(2,798)	(262,706)	40,544
Net assets at the beginning of year	360,717	3,723,817	313,278	30,613	1,239,366	440,784
Net assets at the end of year	$659,728	917,098	350,575	27,815	976,660	481,328

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
40

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Statements of Changes in Net Assets

Years ended December 31, 2020 and 2019

	Segregated Sub-Accounts*
	Van Eck VIP Global Hard Assets	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Year ended December 31, 2019
Operations
Investment income (loss) – net	$—	2,916	1,321
Net realized gains (losses) on investments	(1,589)	3,164	483
Net change in unrealized appreciation (depreciation) of investments	2,183	20,097	3,105
Net increase (decrease) in net assets resulting from operations	594	26,177	4,909
Policy transactions (notes 3 and 6)
Policy purchase payments	6,870	60,448	39,894
Policy terminations, withdrawal payments and charges	(11,782)	(42,357)	(25,209)
Increase (decrease) in net assets from policy transactions	(4,912)	18,091	14,685
Increase (decrease) in net assets	(4,318)	44,268	19,594
Net assets at the beginning of year	8,244	98,381	53,741
Net assets at the end of year	$3,926	142,649	73,335
Year ended December 31, 2020
Operations
Investment income (loss) – net	$32	3,308	1,786
Net realized gains (losses) on investments	147	8,954	4,450
Net change in unrealized appreciation (depreciation) of investments	859	9,180	(547)
Net increase (decrease) in net assets resulting from operations	1,038	21,442	5,689
Policy transactions (notes 3 and 6)
Policy purchase payments	4,863	64,345	39,819
Policy terminations, withdrawal payments and charges	(5,463)	(73,717)	(46,487)
Increase (decrease) in net assets from policy transactions	(600)	(9,372)	(6,668)
Increase (decrease) in net assets	438	12,070	(979)
Net assets at the beginning of year	3,926	142,649	73,335
Net assets at the end of year	$4,364	154,719	72,356

*See note 1 for the full name of each segregated sub-account.

(Continued)

See accompanying notes to financial statements.
41

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

(1)  Organization and Basis of Presentation

The Minnesota Life Variable Universal Life Account (the Account), was established on August 8, 1994 as a segregated asset account of Minnesota Life Insurance Company (Minnesota Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account commenced operations on March 8, 1995. The Account currently offers three types of policies, herein referred to as Option 1, 2, and 3, consisting of seventy-five segregated sub-accounts to which policy owners may allocate their purchase payments with each having a different mortality and expense charge and unit value. The Account charges a mortality and expense risk charge, which varies based on the group-sponsored insurance program under which the policy is issued. The differentiating features of the policies are described in note 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the group-sponsored variable universal life insurance policy owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Variable universal life policy owners allocate their purchase payments to one or more of the seventy-five segregated sub-accounts. Such payments are then invested in shares of the following portfolios available under the policy (collectively, the Sub-accounts):

•  American Funds IS® Global Growth Fund – Class 1 Shares (Amer Funds IS Global Growth Cl 1)

•  American Funds IS® New World Fund® – Class 1 Shares (Amer Funds IS New World Cl 1)

•  Fidelity® VIP Asset Manager Growth Portfolio – Initial Class (Fidelity VIP Asset Mgr Growth IC)

•  Fidelity® VIP Asset Manager Portfolio – Initial Class (Fidelity VIP Asset Mgr IC)

•  Fidelity® VIP Balanced Portfolio – Initial Class (Fidelity VIP Balanced IC)

•  Fidelity® VIP Contrafund® Portfolio – Initial Class (Fidelity VIP Contrafund IC)

•  Fidelity® VIP Disciplined Small Cap Portfolio – Initial Class (Fidelity VIP Dscplnd Sm Cap IC)

•  Fidelity® VIP Dynamic Capital Appreciation Portfolio – Initial Class (Fidelity VIP Dynamic Cap App IC)

•  Fidelity® VIP Emerging Markets Portfolio – Initial Class (Fidelity VIP Emerging Markets IC)

•  Fidelity® VIP Equity-Income Portfolio – Initial Class (Fidelity VIP Equity-Income IC)

•  Fidelity® VIP Freedom 2010 Portfolio – Initial Class (Fidelity VIP Freedom 2010 IC)

•  Fidelity® VIP Freedom 2015 Portfolio – Initial Class (Fidelity VIP Freedom 2015 IC)

•  Fidelity® VIP Freedom 2020 Portfolio – Initial Class (Fidelity VIP Freedom 2020 IC)

•  Fidelity® VIP Freedom 2025 Portfolio – Initial Class (Fidelity VIP Freedom 2025 IC)

•  Fidelity® VIP Freedom 2030 Portfolio – Initial Class (Fidelity VIP Freedom 2030 IC)

•  Fidelity® VIP Freedom 2035 Portfolio – Initial Class (Fidelity VIP Freedom 2035 IC)

•  Fidelity® VIP Freedom 2040 Portfolio – Initial Class (Fidelity VIP Freedom 2040 IC)

•  Fidelity® VIP Freedom 2045 Portfolio – Initial Class (Fidelity VIP Freedom 2045 IC)

•  Fidelity® VIP Freedom 2050 Portfolio – Initial Class (Fidelity VIP Freedom 2050 IC)

•  Fidelity® VIP Freedom Income Portfolio – Initial Class (Fidelity VIP Freedom Income IC)

•  Fidelity® VIP FundsManager 20% Portfolio – Service Class (Fidelity VIP Funds Mgr 20% SC)

•  Fidelity® VIP FundsManager 50% Portfolio – Service Class (Fidelity VIP Funds Mgr 50% SC)

•  Fidelity® VIP FundsManager 60% Portfolio – Service Class (Fidelity VIP Funds Mgr 60% SC)

•  Fidelity® VIP FundsManager 70% Portfolio – Service Class (Fidelity VIP Funds Mgr 70% SC)

•  Fidelity® VIP FundsManager 85% Portfolio – Service Class (Fidelity VIP Funds Mgr 85% SC)

•  Fidelity® VIP Government Money Market Portfolio – Initial Class (Fidelity VIP Govt Money Mkt IC)

•  Fidelity® VIP Growth & Income Portfolio – Initial Class (Fidelity VIP Growth & Inc IC)

•  Fidelity® VIP Growth Opportunities Portfolio – Initial Class (Fidelity VIP Growth Opp IC)

•  Fidelity® VIP Growth Portfolio – Initial Class (Fidelity VIP Growth Port IC)

•  Fidelity® VIP High Income Portfolio – Initial Class (Fidelity VIP High lnc IC)

•  Fidelity® VIP Index 500 Portfolio – Initial Class (Fidelity VIP Index 500 IC)

•  Fidelity® VIP International Capital Appreciation Portfolio – Initial Class (Fidelity VIP Intl Cap App IC)

•  Fidelity® VIP Investment Grade Bond Portfolio – Initial Class (Fidelity VIP Invest Grade IC)

(Continued)

42

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

•  Fidelity® VIP Mid Cap Portfolio – Initial Class (Fidelity VIP Mid Cap IC)

•  Fidelity® VIP Overseas Portfolio – Initial Class (Fidelity VIP Overseas IC)

•  Fidelity® VIP Real Estate Portfolio – Initial Class (Fidelity VIP Real Estate IC)

•  Fidelity® VIP Strategic Income Portfolio – Initial Class (Fidelity VIP Strat Income IC)

•  Fidelity® VIP Target Volatility – Service Class (Fidelity VIP Target Vol IC)

•  Fidelity® VIP Value Portfolio – Initial Class (Fidelity VIP Value IC)

•  Fidelity® VIP Value Strategies Portfolio – Initial Class (Fidelity VIP Value Strat IC)

•  Invesco Oppenheimer V.I. Global Fund – Series I Shares (Invesco Opphmr VI Global Sr I)

•  Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I Shares (Invesco Opphmr VI MS Sm Cap Sr I)

•  Ivy VIP – Balanced Class II (Ivy VIP Balanced Cl II)

•  Ivy VIP – Core Equity Class II (Ivy VIP Core Equity Cl II)

•  Ivy VIP – High Income Class II (Ivy VIP High Income Cl II)

•  Ivy VIP – International Core Equity Class II (Ivy VIP Intl Core Equity Cl II)

•  Ivy VIP – Science and Technology Class II (Ivy VIP Science & Tech Cl II)

•  Ivy VIP – Small Cap Core Class II (Ivy VIP Small Cap Core Cl II)

•  Ivy VIP – Small Cap Growth Class II (Ivy VIP Small Cap Growth Cl II)

•  Ivy VIP – Value Class II (Ivy VIP Value Cl II)

•  Janus Aspen Series – Janus Henderson Forty Portfolio – Service Shares (Janus Henderson Forty SS)

•  Janus Aspen Series – Janus Henderson Overseas Portfolio – Service Shares (Janus Henderson Overseas SS)

•  Lord Abbett Mid Cap Stock Portfolio (Lord Abbett Mid Cap Stock)

•  MFS® Emerging Markets Equity Portfolio – Initial Class (MFS Emrg Mkt Eq IC)

•  MFS® Total Return Bond Series – Initial Class (MFS Total Return Bond Ser IC)

•  Morningstar Balanced ETF Asset Allocation Portfolio – Class I Shares (Morningstar Balanced ETF Cl I)

•  Morningstar Growth ETF Asset Allocation Portfolio – Class I Shares (Morningstar Growth ETF Cl I)

•  Morningstar Income and Growth Asset Allocation Portfolio – Class I Shares (Morningstar Inc & Gro Asset All Cl I)

•  Pioneer Mid Cap Value VCT Portfolio – Class I Shares (Pioneer Mid Cap Value VCT Cl I)

•  Securian Funds Trust – SFT Core Bond Fund – Class 1 Shares (SFT Core Bond Cl 1)

•  Securian Funds Trust – SFT Core Bond Fund – Class 2 Shares (SFT Core Bond Cl 2)

•  Securian Funds Trust – SFT Government Money Market Fund (SFT Govt Money Market)

•  Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 1 Shares (SFT Index 400 MC Cl 1)

•  Securian Funds Trust – SFT Index 400 Mid-Cap Fund – Class 2 Shares (SFT Index 400 MC Cl 2)

•  Securian Funds Trust – SFT Index 500 Fund – Class 1 Shares (SFT Index 500 Cl 1)

•  Securian Funds Trust – SFT Index 500 Fund – Class 2 Shares (SFT Index 500 Cl 2)

•  Securian Funds Trust – SFT International Bond Fund – Class 2 Shares (SFT Intl Bond Cl 2)

•  Securian Funds Trust – SFT IvySM Growth Fund (SFT Ivy Growth)

•  Securian Funds Trust – SFT IvySM Small Cap Growth Fund (SFT Ivy Small Cap Growth)

•  Securian Funds Trust – SFT Real Estate Securities Fund – Class 1 Shares (SFT Real Estate Cl 1)

•  Securian Funds Trust – SFT Real Estate Securities Fund – Class 2 Shares (SFT Real Estate Cl 2)

•  Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares (SFT Wellington Core Equity Cl 1)

•  Van Eck VIP Global Hard Assets Fund (Van Eck VIP Global Hard Assets)

•  Vanguard® Variable Insurance Fund Diversified Value Portfolio (Vanguard VIF Diversified Value)

•  Vanguard® Variable Insurance Fund Total Bond Market Portfolio (Vanguard VIF Total Bond Market)

The Securian Funds Trust was organized by Minnesota Life as an investment vehicle for its variable life insurance policies and variable annuity contracts. Each of the series funds within Securian Funds Trust is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Securian Funds Trust – SFT International Bond Fund – Class 2 Shares, which is non-diversified), open-end management investment company.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Securian Asset Management (Securian AM) acts as the investment advisor for the Securian Funds Trust. Both Securian and Securian AM are affiliate companies of Minnesota Life.

(Continued)

43

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

The following sub-accounts had a name change during 2019:

Former Name	Current Name	Effective Date
Oppenheimer Variable Account Funds – Global Fund/VA – Non-Service Shares	Invesco Oppenheimer V.I. Global Fund – Series I Shares	May 24, 2019
Oppenheimer Variable Account Funds – Main Street Small Cap Fund®/VA – Non-Service Shares	Invesco Oppenheimer V.I. Main Street Small Cap Fund – Series I Shares	May 24, 2019

(2)  Summary of Significant Accounting Policies

The Account and Sub-accounts are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The significant accounting policies followed consistently by the Account are as follows:

(a)  Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

(b)  Investments in Underlying Funds

Investments in shares of the underlying funds are stated at fair value which is the net asset value per share as determined daily by each underlying fund. Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the first in first out (FIFO) basis.

Realized gains (losses) on investments include realized gain distributions received from the respective underlying funds. Realized gain distributions are reinvested in the respective underlying funds.

All dividend distributions received from the underlying funds are reinvested in additional shares of the underlying funds and are recorded by the Sub-accounts on the ex-dividend date. The underlying funds may utilize consent dividends to effectively distribute income for income tax purposes. The Sub-account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying funds. Therefore, no dividend income is recorded in the Statements of Operations related to such consent dividends.

(c)  Federal Income Taxes

The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Sub-account from the underlying funds. Any applicable taxes will be the responsibility of the policy owners or beneficiaries upon termination or withdrawal.

(Continued)

44

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

(3)  Expenses and Related Party Transactions

(a)  Mortality and Expense Charge

The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, as a percent of the average daily net assets of the Account. This charge is an expense of the Account and is deducted daily from net assets of the Account. This is charged through the daily unit value calculation.

Option 1	0.50% of average daily net assets
Option 2	0.25% of average daily net assets
Option 3	No mortality and expense charge

(b)  Policy Purchase Payments

Policy purchase payments are reflected net of the following charges paid to Minnesota Life:

A sales load of up to 5.00% is deducted from each premium payment. The total sales charges deducted from premium payments for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Option 1	$37,023	$35,189
Option 2	102,277	100,524
Option 3	188	699

(c)  State Premium Tax Charge

A state premium tax charge in the amount of 0.75% to 4.00% is deducted from each premium payment. Premium taxes are paid to state and local governments. Total premium tax charges deducted from premium payments for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Option 1	$41,767	$40,970
Option 2	452,452	438,269
Option 3	2,701	4,055

(d)  Federal Tax Charge

A federal tax charge of up to 0.35% for group-sponsored policies and up to 1.25% for an individual policy is deducted from each premium payment. The federal tax charge is paid to offset additional corporate federal income taxes incurred by Minnesota Life under the Omnibus Budget Reconciliation Act of 1990. Total federal tax charges for the years ended December 31, 2020 and 2019 are as follows:

	2020	2019
Option 1	$7,832	$7,383
Option 2	152,922	138,928
Option 3	463	973

(Continued)

45

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

(e)  Cash Value Charges

In addition to deductions from premium payments, an administration charge, a partial surrender charge, a cost of insurance charge and a charge for additional benefits provided by rider, which is an optional benefit available for additional cost, subject to age and contract, if any, are assessed from the actual cash value of each policy. These charges are paid by redeeming units of the Account held by the policy owner. The administration charge varies based upon the number of eligible members in a group-sponsored program and ranges from $1 to $4 per month. The partial surrender charge is to cover administrative costs incurred by Minnesota Life. The amount of the partial surrender charge is the lesser of $25 or 2.00% of the amount withdrawn. The cost of insurance charge varies with the amount of insurance, the insured's age, rate class of the insured and gender mix of the group-sponsored contract. See the table below for these charges.

The total cash value charges for the years or periods ended December 31, 2020 and 2019 are as follows:

Sub-Account — Option 1	2020	2019
Amer Funds IS Global Growth Cl 1	$2,066	$1,412
Amer Funds IS New World Cl 1	2,040	1,657
Fidelity VIP Equity-Income IC	37,138	27,807
Fidelity VIP High lnc IC	6,592	6,130
Ivy VIP Balanced Cl II	60,207	53,866
Ivy VIP Core Equity Cl II	12,172	11,031
Ivy VIP High Income Cl II	472	498
Ivy VIP Intl Core Equity Cl II	26,353	23,864
Ivy VIP Small Cap Core Cl II	12,945	12,199
Ivy VIP Small Cap Growth Cl II	8,357	8,485
Ivy VIP Value Cl II	33,889	33,258
Janus Henderson Forty SS	11,454	9,111
Janus Henderson Overseas SS	23,515	14,072
Morningstar Balanced ETF Cl I	626	280
Morningstar Growth ETF Cl I	1,062	809
Morningstar Inc & Gro Asset All Cl I	84	26
SFT Core Bond Cl 2	157,938	139,932
SFT Govt Money Market	84,843	69,722
SFT Index 400 MC Cl 2	18,494	21,255
SFT Index 500 Cl 2	245,352	265,292
SFT Intl Bond Cl 2	3,239	3,073
SFT Ivy Growth	56,959	50,114
SFT Ivy Small Cap Growth	45,489	42,429
SFT Real Estate Cl 2	7,132	6,882
SFT Wellington Core Equity Cl 1	82,310	55,782
Vanguard VIF Diversified Value	970	862
Vanguard VIF Total Bond Market	594	498
Sub-Account — Option 2
Amer Funds IS Global Growth Cl 1	28,777	24,841
Amer Funds IS New World Cl 1	3,527	2,403
Fidelity VIP Asset Mgr Growth IC	114,726	106,262
Fidelity VIP Asset Mgr IC	54,241	51,886
Fidelity VIP Balanced IC	84,737	79,897
Fidelity VIP Contrafund IC	561,585	547,165

(Continued)

46

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Sub-Account — Option 2 (cont.)	2020	2019
Fidelity VIP Dscplnd Sm Cap IC	$6,067	$7,617
Fidelity VIP Dynamic Cap App IC	12,877	13,054
Fidelity VIP Emerging Markets IC	10,410	10,932
Fidelity VIP Equity-Income IC	198,428	196,351
Fidelity VIP Freedom 2010 IC	2,047	1,724
Fidelity VIP Freedom 2015 IC	3,306	6,655
Fidelity VIP Freedom 2020 IC	7,385	8,838
Fidelity VIP Freedom 2025 IC	25,248	24,485
Fidelity VIP Freedom 2030 IC	31,995	31,441
Fidelity VIP Freedom 2035 IC	10,885	12,180
Fidelity VIP Freedom 2040 IC	9,369	9,716
Fidelity VIP Freedom 2045 IC	5,029	5,274
Fidelity VIP Freedom 2050 IC	6,103	6,030
Fidelity VIP Freedom Income IC	1,009	847
Fidelity VIP Funds Mgr 20% SC	5,554	5,197
Fidelity VIP Funds Mgr 50% SC	573	637
Fidelity VIP Funds Mgr 60% SC	1,978	1,978
Fidelity VIP Funds Mgr 70% SC	1,912	1,910
Fidelity VIP Funds Mgr 85% SC	106	487
Fidelity VIP Govt Money Mkt IC	236,745	239,397
Fidelity VIP Growth & Inc IC	147,069	155,988
Fidelity VIP Growth Opp IC	192,566	185,212
Fidelity VIP Growth Port IC	503,295	489,926
Fidelity VIP High lnc IC	100,398	97,360
Fidelity VIP Index 500 IC	254,797	238,835
Fidelity VIP Intl Cap App IC	41,914	38,380
Fidelity VIP Invest Grade IC	57,991	51,585
Fidelity VIP Mid Cap IC	348,912	368,422
Fidelity VIP Overseas IC	182,185	181,708
Fidelity VIP Real Estate IC	20,291	23,023
Fidelity VIP Strat Income IC	12,046	11,507
Fidelity VIP Target Vol IC	68	58
Fidelity VIP Value IC	18,930	19,474
Fidelity VIP Value Strat IC	12,446	13,374
Invesco Opphmr VI Global Sr I	222	173
Ivy VIP Balanced Cl II	106,609	118,861
Ivy VIP Core Equity Cl II	30,572	35,014
Ivy VIP High Income Cl II	3,833	3,455
Ivy VIP Intl Core Equity Cl II	63,743	75,140
Ivy VIP Small Cap Core Cl II	35,041	34,979
Ivy VIP Small Cap Growth Cl II	15,783	15,910
Ivy VIP Value Cl II	22,412	26,831
Janus Henderson Forty SS	34,905	38,093
Janus Henderson Overseas SS	61,307	71,848
Lord Abbett Mid Cap Stock	616	702
MFS Emrg Mkt Eq IC	—	1,074
MFS Total Return Bond Ser IC	—	327
Morningstar Balanced ETF Cl I	22,624	21,396
Morningstar Growth ETF Cl I	20,267	17,168
Morningstar Inc & Gro Asset All Cl I	8,638	8,122
SFT Core Bond Cl 1	472	471
SFT Core Bond Cl 2	242,616	234,888

(Continued)

47

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Sub-Account — Option 2 (cont.)	2020	2019
SFT Govt Money Market	$2,070,572	$2,006,420
SFT Index 400 MC Cl 2	285,566	297,670
SFT Index 500 Cl 1	3,035	3,128
SFT Index 500 Cl 2	717,928	708,150
SFT Intl Bond Cl 2	27,216	28,058
SFT Ivy Growth	59,028	52,569
SFT Ivy Small Cap Growth	28,294	26,837
SFT Real Estate Cl 2	47,534	50,249
SFT Wellington Core Equity Cl 1	377	269
Vanguard VIF Diversified Value	44,055	38,835
Vanguard VIF Total Bond Market	26,718	23,479
Sub-Account — Option 3
Fidelity VIP High lnc IC	102	89
Invesco Opphmr VI Global Sr I	10,814	13,311
Invesco Opphmr VI MS Sm Cap Sr I	3,854	3,589
Ivy VIP Balanced Cl II	523	450
Ivy VIP Intl Core Equity Cl II	14,433	21,970
Ivy VIP Science & Tech Cl II	18,507	19,186
Janus Henderson Overseas SS	1,372	5,275
Lord Abbett Mid Cap Stock	25,052	25,654
MFS Emrg Mkt Eq IC	7,223	6,596
MFS Total Return Bond Ser IC	401	3,466
Pioneer Mid Cap Value VCT Cl I	10,832	9,671
SFT Core Bond Cl 1	3,714	3,249
SFT Core Bond Cl 2	1,298,385	751,043
SFT Govt Money Market	187,287	234,405
SFT Index 400 MC Cl 1	5,769	5,045
SFT Index 400 MC Cl 2	356,762	542,983
SFT Index 500 Cl 1	24,718	27,035
SFT Index 500 Cl 2	628,249	925,609
SFT Ivy Growth	6,365	22,012
SFT Real Estate Cl 1	3,654	3,826
SFT Real Estate Cl 2	9,319	8,946
Van Eck VIP Global Hard Assets	5,136	8,499

(f)  Other

To the extent the Account invests in the Securian Funds Trust, the Account indirectly incurs management fees that are payable to Securian AM. The advisory fee agreement with Securian Funds Trust provides for payments ranging from 0.15% to 0.85% of average daily net assets of each underlying fund. In addition, Securian Funds Trust has adopted a Rule 12b-1 distribution plan covering all of the underlying funds of Securian Funds Trust. Under the plan, Securian Funds Trust pays distribution fees equal to 0.25% of average daily net assets of each underlying fund to Securian. Each of Securian Funds Trust's funds pays an annual fee ranging from 0.01% to 0.05% of net assets to State Street, Inc. for daily fund accounting services. Securian Funds Trust also pays an administrative services fee to Minnesota Life. To the extent the Account invests in nonaffiliated funds, the Account will also indirectly incur fees.

(Continued)

48

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life agreed to make a reduction in sub-account expenses to those policies with assets allocated to specified funds on May 1, 2014, as follows:

•  Securian Funds Trust – SFT IvySM Small Cap Growth Fund – (i) to the extent the fund's management fee exceeds 0.83% on assets over $1 billion, Minnesota Life has made a corresponding reduction in sub-account expenses, until September 30, 2016, to those policy owners whose sub-account invests in the fund; and (ii) to the extent the fund's annual net operating expenses exceed 1.16%, Minnesota Life has made a corresponding reduction in sub-account expenses, until April 30, 2016, to those policy owners whose sub-account invests in the fund.

•  Securian Funds Trust – SFT Wellington Core Equity Fund – Class 1 Shares – to the extent the fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), Minnesota Life will make a corresponding reduction in sub-account expenses, for the life of each policy outstanding on May 1, 2014, to those policy owners whose sub-account invests in the fund.

These fee waivers are reported on the Statements of Operations as "Fees Waived" of the respective sub-account.

(4)  Fair Value Measurement

In accordance with FASB ASC Topic 820, Fair Value Measurement (FASB ASC Topic 820), fair value is defined as the price that the Account would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.

The fair value of the Account's financial assets has been determined using available market information as of December 31, 2020. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Account uses the market approach which utilizes relevant information generated by market transactions involving identical or comparable assets or liabilities. When applying the market approach, the Account maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Account. Unobservable inputs reflect the Account's estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances.

The Account is required to categorize its financial assets recorded on the Statements of Assets, Liabilities and Policy Owner's Equity according to a three-level hierarchy. A level is assigned to each financial asset and financial liability, based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed).

(Continued)

49

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Level 3 – Fair value is based on at least one or more significant unobservable inputs, which may include the Account's own assumptions in determining the fair value of investments.

The Account uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level. Inputs used to measure fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Account will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value.

As of December 31, 2020, all of the Account's investments are classified as Level 2 as the values are based on reported net asset values provided by the fund managers. It has been determined that no transfers between levels occurred during the year. The characterization of the underlying securities held by the funds in accordance with the fair value measurement and disclosures topic of the ASC 820 differs from the characterization of an investment in the fund.

(5)  Investment Transactions

The aggregate cost of purchases and proceeds from sales of investments during the year ended December 31, 2020 were as follows:

Sub-Account	Purchases	Sales
Amer Funds IS Global Growth Cl 1	$58,592	$58,782
Amer Funds IS New World Cl 1	13,177	16,505
Fidelity VIP Asset Mgr Growth IC	234,747	286,989
Fidelity VIP Asset Mgr IC	54,607	52,630
Fidelity VIP Balanced IC	81,462	93,913
Fidelity VIP Contrafund IC	646,452	1,233,736
Fidelity VIP Dscplnd Sm Cap IC	7,045	7,114
Fidelity VIP Dynamic Cap App IC	30,912	32,640
Fidelity VIP Emerging Markets IC	21,180	10,529
Fidelity VIP Equity-Income IC	441,700	673,346
Fidelity VIP Freedom 2010 IC	15,609	2,060
Fidelity VIP Freedom 2015 IC	3,195	3,308
Fidelity VIP Freedom 2020 IC	8,032	7,762
Fidelity VIP Freedom 2025 IC	25,447	25,359
Fidelity VIP Freedom 2030 IC	27,903	34,749
Fidelity VIP Freedom 2035 IC	11,308	11,020
Fidelity VIP Freedom 2040 IC	11,347	9,547
Fidelity VIP Freedom 2045 IC	5,151	5,033
Fidelity VIP Freedom 2050 IC	6,760	8,600
Fidelity VIP Freedom Income IC	7,865	1,013
Fidelity VIP Funds Mgr 20% SC	5,423	5,557
Fidelity VIP Funds Mgr 50% SC	583	573
Fidelity VIP Funds Mgr 60% SC	2,283	1,983
Fidelity VIP Funds Mgr 70% SC	1,930	1,913
Fidelity VIP Funds Mgr 85% SC	113	106
Fidelity VIP Govt Money Mkt IC	335,560	373,259
Fidelity VIP Growth & Inc IC	160,174	146,871
Fidelity VIP Growth Opp IC	198,479	214,787
Fidelity VIP Growth Port IC	1,299,291	965,064
Fidelity VIP High lnc IC	534,074	230,965

(Continued)

50

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

Sub-Account	Purchases	Sales
Fidelity VIP Index 500 IC	$267,692	$277,663
Fidelity VIP Intl Cap App IC	36,337	41,920
Fidelity VIP Invest Grade IC	706,750	56,562
Fidelity VIP Mid Cap IC	382,374	531,436
Fidelity VIP Overseas IC	392,752	625,215
Fidelity VIP Real Estate IC	28,908	88,428
Fidelity VIP Strat Income IC	25,426	14,511
Fidelity VIP Target Vol IC	8,096	73
Fidelity VIP Value IC	24,107	18,303
Fidelity VIP Value Strat IC	13,516	12,657
Invesco Opphmr VI Global Sr I	13,735	11,220
Invesco Opphmr VI MS Sm Cap Sr I	5,726	5,269
Ivy VIP Balanced Cl II	351,215	461,460
Ivy VIP Core Equity Cl II	60,644	45,119
Ivy VIP High Income Cl II	6,276	6,991
Ivy VIP Intl Core Equity Cl II	267,386	1,649,793
Ivy VIP Science & Tech Cl II	20,831	19,947
Ivy VIP Small Cap Core Cl II	244,567	358,948
Ivy VIP Small Cap Growth Cl II	39,504	90,004
Ivy VIP Value Cl II	224,474	388,477
Janus Henderson Forty SS	217,758	178,070
Janus Henderson Overseas SS	326,614	935,827
Lord Abbett Mid Cap Stock	26,662	25,685
MFS Emrg Mkt Eq IC	9,204	7,699
MFS Total Return Bond Ser IC	579	642
Morningstar Balanced ETF Cl I	42,032	26,562
Morningstar Growth ETF Cl I	35,613	25,502
Morningstar Inc & Gro Asset All Cl I	16,172	9,078
Pioneer Mid Cap Value VCT Cl I	11,631	10,832
SFT Core Bond Cl 1	3,421	4,197
SFT Core Bond Cl 2	1,693,037	2,900,904
SFT Govt Money Market	2,536,368	2,290,104
SFT Index 400 MC Cl 1	5,982	5,769
SFT Index 400 MC Cl 2	574,220	2,227,726
SFT Index 500 Cl 1	25,123	28,147
SFT Index 500 Cl 2	4,544,350	15,444,471
SFT Intl Bond Cl 2	356,773	33,622
SFT Ivy Growth	99,924	3,083,978
SFT Ivy Small Cap Growth	80,002	156,352
SFT Real Estate Cl 1	4,504	6,690
SFT Real Estate Cl 2	547,551	643,545
SFT Wellington Core Equity Cl 1	62,957	97,365
Van Eck VIP Global Hard Assets	4,894	5,462
Vanguard VIF Diversified Value	91,607	73,909
Vanguard VIF Total Bond Market	41,738	46,620

(Continued)

51

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

(6)  Unit Activity from Policy Transactions

Transactions in units for each segregated sub-account for the years ended December 31, 2020 and 2019 were as follows:

	Segregated Sub-Accounts
	Amer Funds IS Global Growth Cl 1	Amer Funds IS New World Cl 1	Fidelity VIP Asset Mgr Growth IC	Fidelity VIP Asset Mgr IC	Fidelity VIP Balanced IC	Fidelity VIP Contrafund IC
Units outstanding at December 31, 2018	183,001	29,732	286,832	22,787	48,393	476,961
Policy purchase payments	29,281	8,145	195,922	23,374	25,139	71,608
Policy terminations, withdrawal payments and charges	(74,239)	(3,256)	(50,073)	(23,869)	(28,536)	(144,078)
Units outstanding at December 31, 2019	138,043	34,621	432,681	22,292	44,996	404,491
Policy purchase payments	26,297	9,621	96,880	21,557	23,422	73,785
Policy terminations, withdrawal payments and charges	(28,398)	(10,838)	(126,954)	(21,523)	(28,355)	(151,577)
Units outstanding at December 31, 2020	135,942	33,404	402,607	22,326	40,063	326,699
	Segregated Sub-Accounts
	Fidelity VIP Dscplnd Sm Cap IC	Fidelity VIP Dynamic Cap App IC	Fidelity VIP Emerging Markets IC	Fidelity VIP Equity-Income IC	Fidelity VIP Freedom 2010 IC	Fidelity VIP Freedom 2015 IC
Units outstanding at December 31, 2018	25,422	18,168	59,931	484,604	163	1,163
Policy purchase payments	3,015	2,699	12,230	72,173	1,048	3,295
Policy terminations, withdrawal payments and charges	(3,162)	(4,608)	(9,605)	(203,008)	(835)	(3,916)
Units outstanding at December 31, 2019	25,275	16,259	62,556	353,769	376	542
Policy purchase payments	3,038	7,634	9,468	76,918	7,244	1,462
Policy terminations, withdrawal payments and charges	(3,229)	(9,031)	(8,514)	(149,122)	(986)	(1,555)
Units outstanding at December 31, 2020	25,084	14,862	63,510	281,565	6,634	449
	Segregated Sub-Accounts
	Fidelity VIP Freedom 2020 IC	Fidelity VIP Freedom 2025 IC	Fidelity VIP Freedom 2030 IC	Fidelity VIP Freedom 2035 IC	Fidelity VIP Freedom 2040 IC	Fidelity VIP Freedom 2045 IC
Units outstanding at December 31, 2018	2,129	4,870	24,519	2,173	1,867	487
Policy purchase payments	4,227	11,598	12,380	3,870	3,242	1,629
Policy terminations, withdrawal payments and charges	(4,484)	(11,801)	(16,095)	(4,922)	(3,214)	(1,589)
Units outstanding at December 31, 2019	1,872	4,667	20,804	1,121	1,895	527
Policy purchase payments	3,496	11,139	10,959	3,338	3,054	1,487
Policy terminations, withdrawal payments and charges	(3,598)	(11,137)	(15,147)	(3,339)	(2,901)	(1,505)
Units outstanding at December 31, 2020	1,770	4,669	16,616	1,120	2,048	509

(Continued)

52

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	Fidelity VIP Freedom 2050 IC	Fidelity VIP Freedom Income IC	Fidelity VIP Funds Mgr 20% SC	Fidelity VIP Funds Mgr 50% SC	Fidelity VIP Funds Mgr 60% SC	Fidelity VIP Funds Mgr 70% SC
Units outstanding at December 31, 2018	1,463	177	851	352	542	207
Policy purchase payments	1,968	556	3,415	248	940	746
Policy terminations, withdrawal payments and charges	(2,044)	(520)	(3,312)	(302)	(839)	(750)
Units outstanding at December 31, 2019	1,387	213	954	298	643	203
Policy purchase payments	1,900	4,300	3,233	244	861	677
Policy terminations, withdrawal payments and charges	(2,572)	(572)	(3,340)	(246)	(771)	(689)
Units outstanding at December 31, 2020	715	3,941	847	296	733	191
	Segregated Sub-Accounts
	Fidelity VIP Funds Mgr 85% SC	Fidelity VIP Govt Money Mkt IC	Fidelity VIP Growth & Inc IC	Fidelity VIP Growth Opp IC	Fidelity VIP Growth Port IC	Fidelity VIP High lnc IC
Units outstanding at December 31, 2018	101	331,036	97,703	105,769	1,021,984	106,765
Policy purchase payments	118	163,149	53,588	51,621	155,540	41,851
Policy terminations, withdrawal payments and charges	(214)	(181,249)	(55,969)	(62,142)	(278,276)	(40,666)
Units outstanding at December 31, 2019	5	312,936	95,322	95,248	899,248	107,950
Policy purchase payments	34	250,782	49,530	37,473	330,357	197,616
Policy terminations, withdrawal payments and charges	(33)	(279,241)	(51,389)	(46,777)	(322,683)	(90,350)
Units outstanding at December 31, 2020	6	284,477	93,463	85,944	906,922	215,216
	Segregated Sub-Accounts
	Fidelity VIP Index 500 IC	Fidelity VIP Intl Cap App IC	Fidelity VIP Invest Grade IC	Fidelity VIP Mid Cap IC	Fidelity VIP Overseas IC	Fidelity VIP Real Estate IC
Units outstanding at December 31, 2018	244,466	36,003	57,105	245,682	997,916	31,310
Policy purchase payments	83,801	17,166	19,464	55,095	89,917	5,110
Policy terminations, withdrawal payments and charges	(85,407)	(19,361)	(20,661)	(78,262)	(437,805)	(4,618)
Units outstanding at December 31, 2019	242,860	33,808	55,908	222,515	650,028	31,802
Policy purchase payments	83,199	15,418	254,981	66,653	212,867	4,638
Policy terminations, withdrawal payments and charges	(90,186)	(19,042)	(20,641)	(99,989)	(373,065)	(20,594)
Units outstanding at December 31, 2020	235,873	30,184	290,248	189,179	489,830	15,846

(Continued)

53

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	Fidelity VIP Strat Income IC	Fidelity VIP Target Vol IC	Fidelity VIP Value IC	Fidelity VIP Value Strat IC	Invesco Opphmr VI Global Sr I	Invesco Opphmr VI MS Sm Cap Sr I
Units outstanding at December 31, 2018	90,175	167	27,420	10,031	28,405	11,683
Policy purchase payments	5,619	—	8,311	4,202	4,634	2,207
Policy terminations, withdrawal payments and charges	(6,652)	(40)	(6,464)	(4,202)	(5,152)	(4,138)
Units outstanding at December 31, 2019	89,142	127	29,267	10,031	27,887	9,752
Policy purchase payments	8,054	5,027	6,692	3,818	3,633	2,286
Policy terminations, withdrawal payments and charges	(6,657)	(44)	(6,250)	(4,112)	(3,997)	(2,275)
Units outstanding at December 31, 2020	90,539	5,110	29,709	9,737	27,523	9,763
	Segregated Sub-Accounts
	Ivy VIP Balanced Cl II	Ivy VIP Core Equity Cl II	Ivy VIP High Income Cl II	Ivy VIP Intl Core Equity Cl II	Ivy VIP Science & Tech Cl II	Ivy VIP Small Cap Core Cl II
Units outstanding at December 31, 2018	692,550	104,060	1,376	1,322,263	9,758	205,418
Policy purchase payments	108,382	17,613	8,824	52,962	4,084	17,898
Policy terminations, withdrawal payments and charges	(119,602)	(18,527)	(3,297)	(211,251)	(7,818)	(16,652)
Units outstanding at December 31, 2019	681,330	103,146	6,903	1,163,974	6,024	206,664
Policy purchase payments	35,069	12,383	4,441	71,805	4,026	39,971
Policy terminations, withdrawal payments and charges	(99,921)	(13,325)	(5,270)	(933,336)	(4,517)	(76,091)
Units outstanding at December 31, 2020	616,478	102,204	6,074	302,443	5,533	170,544
	Segregated Sub-Accounts
	Ivy VIP Small Cap Growth Cl II	Ivy VIP Value Cl II	Janus Henderson Forty SS	Janus Henderson Overseas SS	Lord Abbett Mid Cap Stock	MFS Emrg Mkt Eq IC
Units outstanding at December 31, 2018	61,698	262,794	183,588	1,214,604	31,306	13,530
Policy purchase payments	6,069	13,326	16,594	65,493	9,747	5,840
Policy terminations, withdrawal payments and charges	(39,033)	(29,429)	(38,163)	(130,792)	(12,912)	(11,335)
Units outstanding at December 31, 2019	28,734	246,691	162,019	1,149,305	28,141	8,035
Policy purchase payments	6,702	53,958	47,398	233,703	13,415	7,786
Policy terminations, withdrawal payments and charges	(13,544)	(129,431)	(43,094)	(684,129)	(13,041)	(7,114)
Units outstanding at December 31, 2020	21,892	171,218	166,323	698,879	28,515	8,707

(Continued)

54

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	MFS Total Return Bond Ser IC	Morningstar Balanced ETF Cl I	Morningstar Growth ETF Cl I	Morningstar Inc & Gro Asset All Cl I	Pioneer Mid Cap Value VCT Cl I	SFT Core Bond Cl I
Units outstanding at December 31, 2018	2,087	96,401	71,938	38,570	6,442	25,159
Policy purchase payments	1,881	27,084	21,549	11,121	3,892	2,268
Policy terminations, withdrawal payments and charges	(2,738)	(37,713)	(21,553)	(12,662)	(5,940)	(5,777)
Units outstanding at December 31, 2019	1,230	85,772	71,934	37,029	4,394	21,650
Policy purchase payments	360	28,950	22,625	11,350	5,311	2,496
Policy terminations, withdrawal payments and charges	(442)	(20,247)	(18,722)	(7,152)	(4,979)	(3,076)
Units outstanding at December 31, 2020	1,148	94,475	75,837	41,227	4,726	21,070
	Segregated Sub-Accounts
	SFT Core Bond Cl 2	SFT Govt Money Market	SFT Index 400 MC Cl 1	SFT Index 400 MC Cl 2	SFT Index 500 Cl 1	SFT Index 500 Cl 2
Units outstanding at December 31, 2018	717,128	1,256,446	2,657	4,244,681	68,418	16,431,729
Policy purchase payments	18,860,895	1,705,049	1,892	69,235	10,788	527,877
Policy terminations, withdrawal payments and charges	(523,738)	(1,983,772)	(3,324)	(2,581,342)	(13,681)	(6,892,901)
Units outstanding at December 31, 2019	19,054,285	977,723	1,225	1,732,574	65,525	10,066,705
Policy purchase payments	630,390	1,753,866	2,684	100,443	8,719	803,318
Policy terminations, withdrawal payments and charges	(1,139,107)	(1,583,284)	(2,670)	(399,038)	(10,231)	(2,855,792)
Units outstanding at December 31, 2020	18,545,568	1,148,305	1,239	1,433,979	64,013	8,014,231
	Segregated Sub-Accounts
	SFT Intl Bond Cl 2	SFT Ivy Growth	SFT Ivy Small Cap Growth	SFT Real Estate Cl 1	SFT Real Estate Cl 2	SFT Wellington Core Equity Cl 1
Units outstanding at December 31, 2018	139,882	1,107,118	69,933	16,413	332,867	56,591
Policy purchase payments	10,368	17,635	16,065	2,377	10,828	6,909
Policy terminations, withdrawal payments and charges	(19,669)	(44,224)	(22,454)	(3,048)	(89,748)	(11,090)
Units outstanding at December 31, 2019	130,581	1,080,529	63,544	15,742	253,947	52,410
Policy purchase payments	137,475	15,786	16,101	2,574	115,232	7,483
Policy terminations, withdrawal payments and charges	(12,735)	(986,154)	(27,851)	(3,632)	(162,704)	(11,605)
Units outstanding at December 31, 2020	255,321	110,161	51,794	14,684	206,475	48,288
(Continued)

55

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	Segregated Sub-Accounts
	Van Eck VIP Global Hard Assets	Vanguard VIF Diversified Value	Vanguard VIF Total Bond Market
Units outstanding at December 31, 2018	12,656	82,680	49,568
Policy purchase payments	9,315	44,469	34,951
Policy terminations, withdrawal payments and charges	(16,281)	(31,530)	(22,119)
Units outstanding at December 31, 2019	5,690	95,619	62,400
Policy purchase payments	7,940	47,063	32,296
Policy terminations, withdrawal payments and charges	(8,285)	(49,654)	(37,316)
Units outstanding at December 31, 2020	5,345	93,028	57,380

(7)  Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios, and total returns for the years or periods ended December 31, 2020, 2019, 2018, 2017, and 2016 is as follows:

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Amer Funds IS Global Growth Cl 1
2020	135,942	$2.32 to 2.40	$320,663	0.62%	0.00	% to 0.50%	30.13	% to 30.78%
2019	138,043	1.78 to 1.84	249,675	1.18%	0.00	% to 0.50%	34.94	% to 35.61%
2018	183,001	1.32 to 1.35	244,783	0.95%	0.00	% to 0.50%	(9.27	)% to (8.81)%
2017	172,452	1.46 to 1.48	253,602	1.24%	0.00	% to 0.50%	31.15	% to 31.80%
2016	90,192	1.11 to 1.13	100,902	1.21%	0.00	% to 0.50%	0.37	% to 0.87%
Amer Funds IS New World Cl 1
2020	33,404	1.66 to 1.71	55,903	0.25%	0.00	% to 0.50%	23.27	% to 23.89%
2019	34,621	1.34 to 1.38	46,969	1.27%	0.00	% to 0.50%	28.82	% to 29.47%
2018	29,732	1.04 to 1.07	31,260	1.16%	0.00	% to 0.50%	(14.26	)% to (13.83)%
2017	26,985	1.22 to 1.24	33,018	1.58%	0.00	% to 0.50%	29.09	% to 29.73%
2016	14,518	0.94 to 0.95	13,734	1.09%	0.00	% to 0.50%	5.07	% to 5.59%
Fidelity VIP Asset Mgr Growth IC
2020	402,607	2.64	1,062,810	1.10%	0.25%		16.97%
2019	432,681	2.26	976,463	2.06%	0.25%		22.52%
2018	286,832	1.84	528,346	1.44%	0.25%		(7.88)%
2017	248,600	2.00	497,103	1.51%	0.25%		18.43%
2016	152,897	1.69	258,170	1.41%	0.25%		2.21%
Fidelity VIP Asset Mgr IC
2020	22,326	2.79	62,382	1.60%	0.25%		14.58%
2019	22,292	2.44	54,358	1.88%	0.25%		17.95%
2018	22,787	2.07	47,109	1.75%	0.25%		(5.59)%
2017	21,767	2.19	47,664	1.43%	0.25%		13.82%
2016	38,641	1.92	74,331	1.49%	0.25%		2.81%

(Continued)

56

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Fidelity VIP Balanced IC
2020	40,063	$3.93	$157,336	1.44%	0.25%		22.08%
2019	44,996	3.22	144,748	1.68%	0.25%		24.20%
2018	48,393	2.59	125,345	1.44%	0.25%		(4.46)%
2017	50,221	2.71	136,157	1.38%	0.25%		16.14%
2016	61,905	2.33	144,516	1.34%	0.25%		7.00%
Fidelity VIP Contrafund IC
2020	326,699	10.17	3,320,766	0.25%	0.25%		30.24%
2019	404,491	7.80	3,156,874	0.44%	0.25%		31.25%
2018	476,961	5.95	2,836,189	0.75%	0.25%		(6.61)%
2017	412,761	6.37	2,628,171	1.07%	0.25%		21.57%
2016	360,012	5.24	1,885,543	0.86%	0.25%		7.74%
Fidelity VIP Dscplnd Sm Cap IC
2020	25,084	2.91	73,074	0.80%	0.25%		18.16%
2019	25,275	2.47	62,315	1.01%	0.25%		23.40%
2018	25,422	2.00	50,791	0.83%	0.25%		(13.30)%
2017	26,123	2.30	60,199	0.66%	0.25%		6.75%
2016	27,130	2.16	58,566	0.61%	0.25%		22.38%
Fidelity VIP Dynamic Cap App IC
2020	14,862	4.92	73,195	0.24%	0.25%		33.27%
2019	16,259	3.69	60,082	0.61%	0.25%		29.75%
2018	18,168	2.85	51,742	0.57%	0.25%		(5.13)%
2017	20,066	3.00	60,235	0.86%	0.25%		23.58%
2016	22,105	2.43	53,694	0.87%	0.25%		2.62%
Fidelity VIP Emerging Markets IC
2020	63,510	1.63	103,414	0.86%	0.25%		30.94%
2019	62,556	1.24	77,793	1.65%	0.25%		29.14%
2018	59,931	0.96	57,714	0.57%	0.25%		(18.20)%
2017	72,220	1.18	85,026	0.69%	0.25%		47.03%
2016	76,073	0.80	60,913	0.49%	0.25%		2.98%
Fidelity VIP Equity-Income IC
2020	281,565	2.15 to 5.22	1,439,064	1.82%	0.00	% to 0.50%	6.16	% to 6.69%
2019	353,769	2.01 to 4.92	1,698,049	1.98%	0.00	% to 0.50%	26.81	% to 27.44%
2018	484,604	1.58 to 3.88	1,829,005	2.29%	0.00	% to 0.50%	(8.75	)% to (8.29)%
2017	469,517	1.72 to 4.25	1,938,240	1.94%	0.00	% to 0.50%	12.33	% to 12.89%
2016	382,119	1.53 to 3.78	1,400,630	2.42%	0.00	% to 0.50%	17.43	% to 18.02%
Fidelity VIP Freedom 2010 IC
2020	6,634	2.28	15,091	2.61%	0.25%		12.21%
2019	376	2.03	759	2.32%	0.25%		15.80%
2018	163	1.75	282	1.66%	0.25%		(4.25)%
2017	162	1.83	293	0.09%	0.25%		12.80%
2016	3,126	1.62	5,064	1.53%	0.25%		5.19%
Fidelity VIP Freedom 2015 IC
2020	449	2.38	1,051	1.22%	0.25%		13.56%
2019	542	2.10	1,120	0.97%	0.25%		17.96%
2018	1,163	1.78	2,054	1.20%	0.25%		(5.31)%
2017	1,825	1.88	3,412	0.50%	0.25%		14.81%
2016	5,631	1.64	9,199	1.63%	0.25%		5.65%

(Continued)

57

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Fidelity VIP Freedom 2020 IC
2020	1,770	$2.45	$4,335	1.74%	0.25%	14.77%
2019	1,872	2.14	3,996	1.88%	0.25%	19.83%
2018	2,129	1.78	3,792	1.36%	0.25%	(6.10)%
2017	2,077	1.90	3,939	0.59%	0.25%	16.33%
2016	5,098	1.63	8,315	1.50%	0.25%	5.86%
Fidelity VIP Freedom 2025 IC
2020	4,669	2.62	12,239	1.03%	0.25%	15.66%
2019	4,667	2.27	10,577	1.61%	0.25%	21.55%
2018	4,870	1.87	9,080	1.95%	0.25%	(6.75)%
2017	4,550	2.00	9,096	1.02%	0.25%	17.60%
2016	9,449	1.70	16,070	1.84%	0.25%	5.92%
Fidelity VIP Freedom 2030 IC
2020	16,616	2.69	44,667	1.15%	0.25%	16.60%
2019	20,804	2.31	47,962	1.88%	0.25%	24.12%
2018	24,519	1.86	45,544	1.02%	0.25%	(8.01)%
2017	41,739	2.02	84,283	1.76%	0.25%	20.66%
2016	37,234	1.67	62,314	1.85%	0.25%	6.34%
Fidelity VIP Freedom 2035 IC
2020	1,120	3.94	4,395	1.09%	0.25%	17.98%
2019	1,121	3.34	3,729	1.56%	0.25%	27.17%
2018	2,173	2.63	5,696	1.07%	0.25%	(9.53)%
2017	1,903	2.90	5,512	0.49%	0.25%	23.04%
2016	4,681	2.36	11,037	1.40%	0.25%	6.60%
Fidelity VIP Freedom 2040 IC
2020	2,048	4.03	8,244	0.55%	0.25%	18.98%
2019	1,895	3.39	6,410	2.36%	0.25%	28.20%
2018	1,867	2.64	4,925	1.73%	0.25%	(10.11)%
2017	1,845	2.94	5,415	0.57%	0.25%	23.29%
2016	5,052	2.38	12,038	1.59%	0.25%	6.57%
Fidelity VIP Freedom 2045 IC
2020	509	4.07	2,054	1.08%	0.25%	18.97%
2019	527	3.42	1,786	1.81%	0.25%	28.25%
2018	487	2.67	1,283	1.45%	0.25%	(10.12)%
2017	444	2.97	1,299	0.17%	0.25%	23.28%
2016	3,485	2.41	8,370	1.30%	0.25%	6.54%
Fidelity VIP Freedom 2050 IC
2020	715	4.11	2,933	0.74%	0.25%	18.98%
2019	1,387	3.45	4,787	1.82%	0.25%	28.19%
2018	1,463	2.69	3,939	0.42%	0.25%	(10.11)%
2017	5,225	3.00	15,650	0.88%	0.25%	23.21%
2016	8,123	2.43	19,745	1.64%	0.25%	6.57%
Fidelity VIP Freedom Income IC
2020	3,941	1.89	7,427	4.61%	0.25%	10.20%
2019	213	1.71	355	1.86%	0.25%	11.66%
2018	177	1.53	263	1.55%	0.25%	(2.21)%
2017	152	1.57	228	0.06%	0.25%	8.21%
2016	3,162	1.45	4,573	1.51%	0.25%	4.24%

(Continued)

58

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**	Total Return Lowest to Highest***
Fidelity VIP Funds Mgr 20% SC
2020	847	$1.76	$1,486	1.24%	0.25%	7.84%
2019	954	1.63	1,552	2.08%	0.25%	10.12%
2018	851	1.48	1,257	1.78%	0.25%	(1.91)%
2017	720	1.51	1,084	0.30%	0.25%	7.06%
2016	3,433	1.41	4,843	1.25%	0.25%	2.58%
Fidelity VIP Funds Mgr 50% SC
2020	296	2.61	769	1.10%	0.25%	13.78%
2019	298	2.29	680	1.67%	0.25%	17.60%
2018	352	1.95	684	1.21%	0.25%	(5.45)%
2017	459	2.06	942	0.20%	0.25%	14.08%
2016	3,369	1.81	6,090	1.27%	0.25%	4.05%
Fidelity VIP Funds Mgr 60% SC
2020	733	2.95	2,156	1.12%	0.25%	14.84%
2019	643	2.57	1,644	1.62%	0.25%	20.19%
2018	542	2.14	1,153	1.35%	0.25%	(6.67)%
2017	439	2.29	1,000	0.17%	0.25%	16.70%
2016	3,293	1.96	6,460	1.31%	0.25%	4.53%
Fidelity VIP Funds Mgr 70% SC
2020	191	3.24	619	0.98%	0.25%	15.81%
2019	203	2.80	567	1.48%	0.25%	22.34%
2018	207	2.29	473	1.16%	0.25%	(7.73)%
2017	207	2.48	512	0.08%	0.25%	18.82%
2016	3,202	2.09	6,687	1.12%	0.25%	4.78%
Fidelity VIP Funds Mgr 85% SC
2020	6	3.79	47	0.92%	0.25%	17.63%
2019	5	3.22	37	0.94%	0.25%	25.74%
2018	101	2.56	274	0.24%	0.25%	(9.13)%
2017	667	2.82	1,899	0.16%	0.25%	22.74%
2016	3,595	2.30	8,281	0.94%	0.25%	5.40%
Fidelity VIP Govt Money Mkt IC
2020	284,477	1.33	379,543	0.33%	0.25%	0.07%
2019	312,936	1.33	417,242	2.00%	0.25%	1.76%
2018	331,036	1.31	433,748	1.64%	0.25%	1.40%
2017	358,202	1.29	462,894	0.75%	0.25%	0.42%
2016	136,008	1.29	174,900	0.20%	0.25%	(0.04)%
Fidelity VIP Growth & Inc IC
2020	93,463	3.40	318,179	2.19%	0.25%	7.58%
2019	95,322	3.16	301,648	3.52%	0.25%	29.73%
2018	97,703	2.44	238,334	0.35%	0.25%	(9.21)%
2017	105,662	2.69	283,899	1.20%	0.25%	16.61%
2016	122,061	2.30	281,261	1.67%	0.25%	15.79%
Fidelity VIP Growth Opp IC
2020	85,944	6.60	567,301	0.01%	0.25%	68.24%
2019	95,248	3.92	373,712	0.15%	0.25%	40.49%
2018	105,769	2.79	295,394	0.12%	0.25%	12.18%
2017	116,174	2.49	289,230	0.31%	0.25%	34.18%
2016	125,900	1.86	233,606	0.28%	0.25%	0.09%

(Continued)

59

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Fidelity VIP Growth Port IC
2020	906,922	$4.00	$3,624,177	0.07%	0.25%		43.53%
2019	899,248	2.78	2,503,602	0.26%	0.25%		33.98%
2018	1,021,984	2.08	2,123,726	0.26%	0.25%		(0.42)%
2017	733,149	2.09	1,529,894	0.21%	0.25%		34.80%
2016	879,962	1.55	1,362,254	0.05%	0.25%		0.55%
Fidelity VIP High lnc IC
2020	215,216	2.16 to 2.83	598,604	6.35%	0.00	% to 0.50%	2.23	% to 2.75%
2019	107,950	2.10 to 2.76	293,135	5.15%	0.00	% to 0.50%	14.53	% to 15.11%
2018	106,765	1.83 to 2.41	252,576	5.38%	0.00	% to 0.50%	(3.77	)% to (3.29)%
2017	115,328	1.89 to 2.51	282,800	4.51%	0.00	% to 0.50%	6.40	% to 6.93%
2016	147,236	1.77 to 2.36	338,689	5.58%	0.00	% to 0.50%	14.04	% to 14.61%
Fidelity VIP Index 500 IC
2020	235,873	3.70	871,560	1.76%	0.25%		17.94%
2019	242,860	3.13	760,852	1.96%	0.25%		31.02%
2018	244,466	2.39	584,550	1.79%	0.25%		(4.73)%
2017	283,455	2.51	711,442	1.80%	0.25%		21.41%
2016	306,236	2.07	633,082	1.16%	0.25%		11.58%
Fidelity VIP Intl Cap App IC
2020	30,184	2.68	80,871	0.31%	0.25%		21.93%
2019	33,808	2.20	74,292	0.53%	0.25%		33.00%
2018	36,003	1.65	59,488	0.67%	0.25%		(12.97)%
2017	38,805	1.90	73,674	0.45%	0.25%		36.11%
2016	44,635	1.40	62,261	0.87%	0.25%		(3.22)%
Fidelity VIP Invest Grade IC
2020	290,248	2.83	821,183	2.82%	0.25%		9.12%
2019	55,908	2.59	144,968	2.71%	0.25%		9.39%
2018	57,105	2.37	135,359	2.24%	0.25%		(0.78)%
2017	75,730	2.39	180,914	2.43%	0.25%		3.96%
2016	78,109	2.30	179,495	2.79%	0.25%		4.48%
Fidelity VIP Mid Cap IC
2020	189,179	7.15	1,352,638	0.65%	0.25%		17.89%
2019	222,515	6.06	1,349,503	0.84%	0.25%		23.14%
2018	245,682	4.93	1,210,011	0.67%	0.25%		(14.75)%
2017	235,205	5.78	1,358,890	0.70%	0.25%		20.51%
2016	242,490	4.79	1,162,564	0.51%	0.25%		11.95%
Fidelity VIP Overseas IC
2020	489,830	2.15	1,055,131	0.42%	0.25%		15.33%
2019	650,028	1.87	1,214,129	1.33%	0.25%		27.45%
2018	997,916	1.47	1,462,500	1.86%	0.25%		(15.02)%
2017	746,373	1.72	1,287,209	1.28%	0.25%		29.96%
2016	784,854	1.33	1,041,528	2.18%	0.25%		(5.30)%
Fidelity VIP Real Estate IC
2020	15,846	4.75	75,303	1.98%	0.25%		(6.78)%
2019	31,802	5.09	162,014	1.78%	0.25%		22.91%
2018	31,310	4.14	129,776	2.81%	0.25%		(6.46)%
2017	31,676	4.43	140,360	1.87%	0.25%		3.81%
2016	32,266	4.27	137,727	1.48%	0.25%		5.49%

(Continued)

60

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Fidelity VIP Strat Income IC
2020	90,539	$2.29	$207,002	3.39%	0.25%		7.25%
2019	89,142	2.13	190,036	3.31%	0.25%		10.62%
2018	90,175	1.93	173,793	3.70%	0.25%		(2.82)%
2017	91,856	1.98	182,160	3.10%	0.25%		7.52%
2016	100,290	1.84	184,969	3.57%	0.25%		8.00%
Fidelity VIP Target Vol IC
2020	5,110	1.70	8,683	4.45%	0.25%		8.94%
2019	127	1.56	198	1.38%	0.25%		18.53%
2018	167	1.32	220	0.39%	0.25%		(6.14)%
2017	28,186	1.40	39,514	1.13%	0.25%		16.21%
2016	33,549	1.21	40,472	1.30%	0.25%		4.94%
Fidelity VIP Value IC
2020	29,709	3.60	106,830	1.52%	0.25%		5.99%
2019	29,267	3.39	99,287	1.88%	0.25%		31.80%
2018	27,420	2.57	70,580	1.11%	0.25%		(14.06)%
2017	27,981	3.00	83,804	1.39%	0.25%		15.29%
2016	26,447	2.60	68,700	1.12%	0.25%		11.80%
Fidelity VIP Value Strat IC
2020	9,737	3.93	38,333	1.33%	0.25%		7.99%
2019	10,031	3.64	36,572	1.67%	0.25%		34.19%
2018	10,031	2.71	27,252	0.97%	0.25%		(17.53)%
2017	9,801	3.29	32,286	1.52%	0.25%		19.06%
2016	10,057	2.76	27,824	0.94%	0.25%		9.35%
Invesco Opphmr VI Global Sr I
2020	27,523	3.52 to 3.62	99,384	0.72%	0.00	% to 0.25%	27.32	% to 27.64%
2019	27,887	2.77 to 2.83	78,908	0.90%	0.00	% to 0.25%	31.46	% to 31.79%
2018	28,405	2.10 to 2.15	61,001	0.84%	0.00	% to 0.25%	(13.40	)% to (13.18)%
2017	20,473	2.43 to 2.48	50,639	0.95%	0.00	% to 0.25%	36.32	% to 36.66%
2016	25,922	1.78 to 1.81	46,850	2.22%	0.00	% to 0.25%	(0.17	)% to 0.08%
Invesco Opphmr VI MS Sm Cap Sr I
2020	9,763	2.90 to 2.97	29,110	0.67%	0.00	% to 0.25%	19.63	% to 19.93%
2019	9,752	2.43 to 2.48	24,247	0.19%	0.00	% to 0.25%	26.15	% to 26.47%
2018	11,683	1.92 to 1.96	22,958	0.30%	0.00	% to 0.25%	(10.55	)% to (10.32)%
2017	10,778	2.15 to 2.19	23,621	0.89%	0.00	% to 0.25%	13.87	% to 14.16%
2016	17,820	1.89 to 1.92	34,105	1.07%	0.00	% to 0.25%	17.76	% to 18.05%
Ivy VIP Balanced Cl II
2020	616,478	3.50 to 5.60	3,349,903	1.42%	0.00	% to 0.50%	13.54	% to 14.11%
2019	681,330	3.07 to 4.93	3,252,669	1.81%	0.00	% to 0.50%	21.48	% to 22.09%
2018	692,550	2.51 to 4.06	2,721,801	1.56%	0.00	% to 0.50%	(3.73	)% to (3.24)%
2017	711,097	2.60 to 4.21	2,901,155	1.68%	0.00	% to 0.50%	10.81	% to 11.37%
2016	920,607	2.33 to 3.80	3,417,310	1.33%	0.00	% to 0.50%	1.52	% to 2.03%
Ivy VIP Core Equity Cl II
2020	102,204	3.41 to 4.10	395,686	0.53%	0.00	% to 0.50%	20.91	% to 21.52%
2019	103,146	2.80 to 3.39	329,610	0.56%	0.00	% to 0.50%	30.44	% to 31.09%
2018	104,060	2.14 to 2.60	254,281	0.47%	0.00	% to 0.50%	(4.99	)% to (4.51)%
2017	109,642	2.24 to 2.74	281,150	0.43%	0.00	% to 0.50%	20.15	% to 20.75%
2016	111,651	1.85 to 2.28	237,200	0.44%	0.00	% to 0.50%	3.22	% to 3.74%

(Continued)

61

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Ivy VIP High Income Cl II
2020	6,074	$1.37 to 1.43	$8,490	7.08%	0.00	% to 0.50%	5.50	% to 6.03%
2019	6,903	1.30 to 1.35	9,134	5.94%	0.00	% to 0.50%	10.64	% to 11.19%
2018	1,376	1.18 to 1.21	1,641	4.88%	0.00	% to 0.50%	(2.61	)% to (2.11)%
2017	691	1.21 to 1.24	844	6.93%	0.00	% to 0.50%	6.15	% to 6.68%
2016	12,199	1.14 to 1.16	14,024	7.51%	0.00	% to 0.50%	15.61	% to 16.19%
Ivy VIP Intl Core Equity Cl II
2020	302,443	1.93 to 4.84	1,221,880	1.54%	0.00	% to 0.50%	6.65	% to 7.19%
2019	1,163,974	1.80 to 4.54	2,861,725	1.68%	0.00	% to 0.50%	18.10	% to 18.69%
2018	1,322,263	1.52 to 3.84	2,908,848	1.64%	0.00	% to 0.50%	(18.22	)% to (17.81)%
2017	1,382,251	1.85 to 4.70	3,747,661	1.34%	0.00	% to 0.50%	22.54	% to 23.15%
2016	755,051	1.50 to 3.83	1,585,409	2.15%	0.00	% to 0.50%	0.58	% to 1.08%
Ivy VIP Science & Tech Cl II
2020	5,533	5.55 to 5.74	31,712	0.00%	0.00	% to 0.25%	35.02	% to 35.36%
2019	6,024	4.11 to 4.24	25,507	0.00%	0.00	% to 0.25%	49.11	% to 49.48%
2018	9,758	2.76 to 2.84	27,668	0.00%	0.00	% to 0.25%	(5.47	)% to (5.23)%
2017	9,695	2.92 to 3.00	29,007	0.00%	0.00	% to 0.25%	31.79	% to 32.12%
2016	25,720	2.21 to 2.27	58,018	0.00%	0.00	% to 0.25%	1.29	% to 1.54%
Ivy VIP Small Cap Core Cl II
2020	170,544	2.86 to 6.13	1,033,332	0.00%	0.00	% to 0.50%	6.49	% to 7.02%
2019	206,664	2.67 to 5.74	1,175,713	0.00%	0.00	% to 0.50%	23.71	% to 24.33%
2018	205,418	2.15 to 4.63	941,021	0.11%	0.00	% to 0.50%	(10.94	)% to (10.49)%
2017	167,940	2.40 to 5.19	858,229	0.00%	0.00	% to 0.50%	13.16	% to 13.73%
2016	177,563	2.11 to 4.57	793,269	0.14%	0.00	% to 0.50%	28.24	% to 28.88%
Ivy VIP Small Cap Growth Cl II (a)
2020	21,892	3.31 to 8.09	164,936	0.00%	0.00	% to 0.50%	36.98	% to 37.66%
2019	28,734	2.40 to 5.89	160,446	0.00%	0.00	% to 0.50%	22.75	% to 23.37%
2018	61,698	1.95 to 4.78	286,385	0.00%	0.00	% to 0.50%	4.28	% to 4.81%
2017	68,482	1.86 to 4.58	305,641	0.00%	0.00	% to 0.50%	8.29	% to 8.83%
2016	51,148	1.71 to 4.22	201,576	0.00%	0.00	% to 0.50%	12.73	% to 13.29%
Ivy VIP Value Cl II
2020	171,218	2.28 to 5.30	702,326	1.73%	0.00	% to 0.50%	1.48	% to 1.98%
2019	246,691	2.24 to 5.23	958,259	0.81%	0.00	% to 0.50%	25.70	% to 26.33%
2018	262,794	1.77 to 4.16	812,121	1.81%	0.00	% to 0.50%	(7.70	)% to (7.24)%
2017	215,656	1.91 to 4.50	736,624	1.42%	0.00	% to 0.50%	11.93	% to 12.49%
2016	202,664	1.70 to 4.02	623,444	0.88%	0.00	% to 0.50%	10.59	% to 11.14%
Janus Henderson Forty SS
2020	166,323	4.23 to 4.90	760,155	0.16%	0.00	% to 0.50%	38.34	% to 39.03%
2019	162,019	3.06 to 3.52	533,581	0.02%	0.00	% to 0.50%	36.17	% to 36.85%
2018	183,588	2.25 to 2.58	444,507	0.00%	0.00	% to 0.50%	1.21	% to 1.72%
2017	147,623	2.22 to 2.53	350,152	0.00%	0.00	% to 0.50%	29.35	% to 30.00%
2016	103,302	1.72 to 1.95	185,693	0.00%	0.00	% to 0.50%	1.44	% to 1.94%
Janus Henderson Overseas SS
2020	698,879	1.58 to 1.93	1,237,897	0.98%	0.00	% to 0.50%	15.44	% to 16.02%
2019	1,149,305	1.37 to 1.67	1,815,249	1.85%	0.00	% to 0.50%	26.07	% to 26.71%
2018	1,214,604	1.09 to 1.31	1,515,045	1.71%	0.00	% to 0.50%	(15.56	)% to (15.14)%
2017	1,001,022	1.29 to 1.55	1,478,758	1.54%	0.00	% to 0.50%	30.15	% to 30.80%
2016	830,015	0.99 to 1.18	944,318	4.33%	0.00	% to 0.50%	(7.17	)% to (6.71)%
(Continued)

62

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
Lord Abbett Mid Cap Stock
2020	28,515	$2.34 to 2.64	$68,446	1.14%	0.00	% to 0.25%	2.24	% to 2.50%
2019	28,141	2.29 to 2.58	66,024	0.91%	0.00	% to 0.25%	22.34	% to 22.64%
2018	31,306	1.86 to 2.11	59,823	0.62%	0.00	% to 0.25%	(15.25	)% to (15.04)%
2017	44,098	2.19 to 2.49	98,594	0.40%	0.00	% to 0.25%	6.56	% to 6.83%
2016	132,669	2.05 to 2.34	282,403	0.05%	0.00	% to 0.25%	16.10	% to 16.39%
MFS Emrg Mkt Eq IC
2020	8,707	1.30 to 1.33	11,550	3.16%	0.00	% to 0.25%	10.29	% to 10.57%
2019	8,035	1.18 to 1.20	9,638	0.59%	0.00	% to 0.25%	20.22	% to 20.52%
2018	13,530	0.98 to 1.00	13,444	0.38%	0.00	% to 0.25%	(14.15	)% to (13.94)%
2017	12,338	1.14 to 1.16	14,283	1.15%	0.00	% to 0.25%	37.61	% to 37.95%
2016	22,085	0.83 to 0.84	18,510	0.01%	0.00	% to 0.25%	9.09	% to 9.37%
MFS Total Return Bond Ser IC
2020	1,148	1.50 to 1.54	1,774	3.49%	0.00	% to 0.25%	8.20	% to 8.47%
2019	1,230	1.39 to 1.42	1,752	2.62%	0.00	% to 0.25%	9.93	% to 10.21%
2018	2,087	1.26 to 1.29	2,681	4.40%	0.00	% to 0.25%	(1.34	)% to (1.09)%
2017	1,571	1.28 to 1.30	2,052	3.74%	0.00	% to 0.25%	4.20	% to 4.46%
2016	8,481	1.23 to 1.25	10,518	0.05%	0.00	% to 0.25%	3.97	% to 4.23%
Morningstar Balanced ETF Cl I
2020	94,475	1.44 to 1.49	138,250	2.49%	0.00	% to 0.50%	8.86	% to 9.41%
2019	85,772	1.32 to 1.36	115,034	2.15%	0.00	% to 0.50%	15.99	% to 16.57%
2018	96,401	1.14 to 1.17	111,233	2.33%	0.00	% to 0.50%	(6.49	)% to (6.02)%
2017	86,159	1.22 to 1.24	106,041	4.73%	0.00	% to 0.50%	13.09	% to 13.65%
2016	9,447	1.08 to 1.09	10,255	2.05%	0.00	% to 0.50%	8.15	% to 8.69%
Morningstar Growth ETF Cl I
2020	75,837	1.53 to 1.58	118,054	2.40%	0.00	% to 0.50%	9.71	% to 10.26%
2019	71,934	1.40 to 1.44	101,855	2.00%	0.00	% to 0.50%	19.54	% to 20.14%
2018	71,938	1.17 to 1.20	84,994	1.95%	0.00	% to 0.50%	(8.31	)% to (7.85)%
2017	65,712	1.27 to 1.30	84,497	3.61%	0.00	% to 0.50%	17.09	% to 17.68%
2016	10,144	1.09 to 1.10	11,110	1.85%	0.00	% to 0.50%	9.34	% to 9.88%
Morningstar Inc & Gro Asset All Cl I
2020	41,227	1.34 to 1.39	56,370	2.70%	0.00	% to 0.50%	8.18	% to 8.73%
2019	37,029	1.24 to 1.28	46,683	2.31%	0.00	% to 0.50%	12.63	% to 13.19%
2018	38,570	1.10 to 1.13	43,067	2.62%	0.00	% to 0.50%	(4.47	)% to (3.99)%
2017	34,363	1.16 to 1.18	40,061	4.17%	0.00	% to 0.50%	9.57	% to 10.12%
2016	9,041	1.05 to 1.07	9,596	2.13%	0.00	% to 0.50%	6.20	% to 6.73%
Pioneer Mid Cap Value VCT Cl I
2020	4,726	2.49 to 2.55	12,087	1.10%	0.00	% to 0.25%	1.88	% to 2.14%
2019	4,394	2.44 to 2.50	11,005	1.16%	0.00	% to 0.25%	28.12	% to 28.44%
2018	6,442	1.90 to 1.95	12,553	0.67%	0.00	% to 0.25%	(19.54	)% to (19.34)%
2017	5,812	2.37 to 2.41	14,043	0.88%	0.00	% to 0.25%	12.89	% to 13.17%
2016	11,287	2.10 to 2.13	23,965	1.56%	0.00	% to 0.25%	16.27	% to 16.56%
SFT Core Bond Cl 1
2020	21,070	1.39 to 1.42	29,768	0.00%	0.00	% to 0.25%	6.88	% to 7.15%
2019	21,650	1.30 to 1.32	28,553	0.00%	0.00	% to 0.25%	8.90	% to 9.18%
2018	25,159	1.19 to 1.21	30,412	0.00%	0.00	% to 0.25%	(0.84	)% to (0.59)%
2017	8,667	1.20 to 1.22	10,558	0.00%	0.00	% to 0.25%	4.69	% to 4.95%
2016	26,174	1.15 to 1.16	30,372	0.00%	0.00	% to 0.25%	4.37	% to 4.63%

(Continued)

63

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
SFT Core Bond Cl 2
2020	18,545,568	$2.42 to 2.96	$45,358,084	0.00%	0.00	% to 0.50%	6.35	% to 6.88%
2019	19,054,285	2.27 to 2.78	43,574,889	0.00%	0.00	% to 0.50%	8.36	% to 8.90%
2018	717,128	2.08 to 2.57	1,766,786	0.00%	0.00	% to 0.50%	(1.34	)% to (0.84)%
2017	595,229	2.10 to 2.60	1,464,464	0.00%	0.00	% to 0.50%	4.17	% to 4.69%
2016	597,488	2.00 to 2.50	1,400,507	0.00%	0.00	% to 0.50%	3.85	% to 4.37%
SFT Govt Money Market
2020	1,148,305	1.43 to 1.46	1,655,150	0.18%	0.00	% to 0.50%	(0.29	)% to .21%
2019	977,723	1.43 to 1.47	1,408,885	1.50%	0.00	% to 0.50%	1.00	% to 1.50%
2018	1,256,446	1.41 to 1.45	1,789,053	1.19%	0.00	% to 0.50%	0.67	% to 1.18%
2017	1,074,957	1.39 to 1.44	1,515,362	0.13%	0.00	% to 0.50%	(0.37	)% to 0.13%
2016	1,002,918	1.39 to 1.45	1,414,771	0.00%	0.00	% to 0.50%	(0.45	)% to 0.05%
SFT Index 400 MC Cl 1
2020	1,239	2.67 to 2.73	3,533	0.00%	0.00	% to 0.25%	13.06	% to 13.34%
2019	1,225	2.36 to 2.41	3,083	0.00%	0.00	% to 0.25%	25.51	% to 25.82%
2018	2,657	1.88 to 1.91	5,188	0.00%	0.00	% to 0.25%	(11.58	)% to (11.36)%
2017	2,780	2.13 to 2.16	6,119	0.00%	0.00	% to 0.25%	15.61	% to 15.90%
2016	13,404	1.84 to 1.86	24,990	0.00%	0.00	% to 0.25%	20.04	% to 20.34%
SFT Index 400 MC Cl 2
2020	1,433,979	6.65 to 8.01	10,171,036	0.00%	0.00	% to 0.50%	12.49	% to 13.06%
2019	1,732,574	5.91 to 7.10	10,920,820	0.00%	0.00	% to 0.50%	24.88	% to 25.51%
2018	4,244,681	4.74 to 5.67	20,963,722	0.00%	0.00	% to 0.50%	(12.02	)% to (11.58)%
2017	4,419,227	5.38 to 6.43	24,585,411	0.00%	0.00	% to 0.50%	15.03	% to 15.61%
2016	5,477,594	4.68 to 5.58	26,344,788	0.00%	0.00	% to 0.50%	19.44	% to 20.04%
SFT Index 500 Cl 1
2020	64,013	3.23 to 3.30	210,374	0.00%	0.00	% to 0.25%	17.91	% to 18.20%
2019	65,525	2.74 to 2.79	182,248	0.00%	0.00	% to 0.25%	30.87	% to 31.20%
2018	68,418	2.09 to 2.13	145,117	0.00%	0.00	% to 0.25%	(4.80	)% to (4.56)%
2017	70,073	2.20 to 2.23	155,806	0.00%	0.00	% to 0.25%	21.24	% to 21.54%
2016	144,342	1.81 to 1.83	264,425	0.00%	0.00	% to 0.25%	11.44	% to 11.71%
SFT Index 500 Cl 2
2020	8,014,231	6.30 to 8.90	54,710,599	0.00%	0.00	% to 0.50%	17.32	% to 17.91%
2019	10,066,705	5.35 to 7.58	58,141,070	0.00%	0.00	% to 0.50%	30.22	% to 30.88%
2018	16,431,729	4.08 to 5.82	70,659,283	0.00%	0.00	% to 0.50%	(5.28	)% to (4.80)%
2017	16,773,599	4.29 to 6.15	75,666,886	0.00%	0.00	% to 0.50%	20.63	% to 21.24%
2016	18,149,589	3.54 to 5.10	67,521,900	0.00%	0.00	% to 0.50%	10.88	% to 11.44%
SFT Intl Bond Cl 2
2020	255,321	1.70 to 2.59	659,728	0.00%	0.00	% to 0.50%	(6.83	)% to (6.36)%
2019	130,581	1.81 to 2.77	360,717	0.00%	0.00	% to 0.50%	1.17	% to 1.68%
2018	139,882	1.78 to 2.73	381,029	0.00%	0.00	% to 0.50%	0.70	% to 1.21%
2017	31,126	1.76 to 2.71	83,271	0.00%	0.00	% to 0.50%	0.62	% to 1.12%
2016	40,691	1.74 to 2.68	105,406	0.00%	0.00	% to 0.50%	2.58	% to 3.09%
SFT Ivy Growth
2020	110,161	4.03 to 8.75	917,098	0.00%	0.00	% to 0.50%	30.04	% to 30.69%
2019	1,080,529	3.08 to 6.73	3,723,817	0.00%	0.00	% to 0.50%	35.81	% to 36.49%
2018	1,107,118	2.26 to 4.96	2,836,716	0.00%	0.00	% to 0.50%	1.70	% to 2.21%
2017	1,128,355	2.21 to 4.87	2,850,642	0.00%	0.00	% to 0.50%	28.58	% to 29.22%
2016	1,156,942	1.71 to 3.79	2,255,954	0.00%	0.00	% to 0.50%	0.40	% to 0.91%

(Continued)

64

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

	At December 31			For the years or period ended December 31
	Units Outstanding	Unit Fair Value Lowest to Highest	Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest**		Total Return Lowest to Highest***
SFT Ivy Small Cap Growth
2020	51,794	$3.49 to 7.27	$350,575	0.00%	0.00	% to 0.50%	35.58	% to 36.26%
2019	63,544	2.56 to 5.37	313,278	0.00%	0.00	% to 0.50%	23.04	% to 23.66%
2018	69,933	2.07 to 4.36	280,640	0.00%	0.00	% to 0.50%	(4.41	)% to (3.93)%
2017	79,491	2.16 to 4.56	332,663	0.00%	0.00	% to 0.50%	24.68	% to 25.30%
2016 (b)	81,098	1.72 to 3.66	267,153	0.00%	(0.03	)% to 0.47%	20.53	% to 21.13%
SFT Real Estate Cl 1
2020	14,684	1.86 to 1.90	27,815	0.00%	0.00	% to 0.25%	(2.83	)% to (2.59)%
2019	15,742	1.91 to 1.95	30,613	0.00%	0.00	% to 0.25%	24.56	% to 24.87%
2018	16,413	1.53 to 1.56	25,562	0.00%	0.00	% to 0.25%	(5.40	)% to (5.16)%
2017	16,029	1.62 to 1.64	26,322	0.00%	0.00	% to 0.25%	5.37	% to 5.63%
2016	121,647	1.54 to 1.56	189,178	0.00%	0.00	% to 0.25%	4.40	% to 4.66%
SFT Real Estate Cl 2
2020	206,475	4.51 to 4.95	976,660	0.00%	0.00	% to 0.50%	(3.32	)% to (2.83)%
2019	253,947	4.66 to 5.10	1,239,366	0.00%	0.00	% to 0.50%	23.94	% to 24.56%
2018	332,867	3.76 to 4.09	1,306,975	0.00%	0.00	% to 0.50%	(5.88	)% to (5.40)%
2017	241,677	4.00 to 4.32	1,005,677	0.00%	0.00	% to 0.50%	4.85	% to 5.37%
2016	224,835	3.81 to 4.10	890,396	0.00%	0.00	% to 0.50%	3.88	% to 4.40%
SFT Wellington Core Equity Cl 1
2020 (c)	48,288	2.19 to 10.48	481,328	0.00%	(0.22	)% to 0.28%	17.92	% to 18.51%
2019 (d)	52,410	1.86 to 8.89	440,784	0.00%	(0.20	)% to 0.30%	33.67	% to 34.34%
2018 (e)	56,591	1.39 to 6.65	359,010	0.00%	(0.21	)% to 0.29%	(2.39	)% to (1.90)%
2017 (f)	58,476	1.42 to 6.81	382,260	0.00%	(0.16	)% to 0.34%	21.00	% to 21.60%
2016 (b)	90,156	1.18 to 5.63	482,698	0.00%	(0.14	)% to 0.36%	4.74	% to 5.27%
Van Eck VIP Global Hard Assets
2020	5,345	0.88 to 0.91	4,364	0.98%	0.00	% to 0.25%	18.81	% to 19.11%
2019	5,690	0.74 to 0.76	3,926	0.00%	0.00	% to 0.25%	11.59	% to 11.87%
2018	12,656	0.66 to 0.68	8,244	0.00%	0.00	% to 0.25%	(28.46	)% to (28.28)%
2017	9,969	0.92 to 0.95	8,948	0.00%	0.00	% to 0.25%	(1.94	)% to (1.70)%
2016	17,060	0.94 to 0.96	15,814	0.80%	0.00	% to 0.25%	43.35	% to 43.71%
Vanguard VIF Diversified Value
2020	93,028	1.64 to 1.69	154,719	2.58%	0.00	% to 0.50%	11.22	% to 11.78%
2019	95,619	1.47 to 1.51	142,649	2.69%	0.00	% to 0.50%	25.07	% to 25.70%
2018	82,680	1.18 to 1.20	98,381	2.38%	0.00	% to 0.50%	(9.57	)% to (9.12)%
2017	70,193	1.30 to 1.33	92,136	1.80%	0.00	% to 0.50%	12.59	% to 13.16%
2016	24,641	1.16 to 1.17	28,648	2.46%	0.00	% to 0.50%	12.40	% to 12.96%
Vanguard VIF Total Bond Market
2020	57,380	1.24 to 1.28	72,356	2.40%	0.00	% to 0.50%	7.04	% to 7.58%
2019	62,400	1.16 to 1.19	73,335	2.37%	0.00	% to 0.50%	8.13	% to 8.67%
2018	49,568	1.07 to 1.10	53,741	2.13%	0.00	% to 0.50%	(0.63	)% to (0.13)%
2017	38,147	1.08 to 1.10	41,520	1.38%	0.00	% to 0.50%	2.97	% to 3.48%
2016	10,558	1.05 to 1.06	11,134	2.14%	0.00	% to 0.50%	1.96	% to 2.47%

* These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the underlying fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in a direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the sub-account does not record investment income. For periods less than one year, the ratios have been annualized.

** This ratio represents the annualized policy expenses of the Account, consisting primarily of mortality and expense charges. The ratios include expenses that result in a direct reduction to unit values as well as applicable fee waivers that result in an increase to the unit values. Charges made directly to a policy owner's account through the redemption of units and expenses of the underlying fund are excluded. Investment options with a date notation indicate the effective date of that investment option in the variable account. For periods less than one year, the ratios have been annualized.

(Continued)

65

MINNESOTA LIFE VARIABLE UNIVERSAL LIFE ACCOUNT

Notes to Financial Statements

December 31, 2020

*** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units. Inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period. Some individual contract total returns may differ from the stated return due to new products that launched during the period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual policy total returns may not be within the ranges presented depending on the timing of when new products, if any, become available during the year.

(a) Ivy VIP Micro Cap Growth Cl II merged into Ivy VIP Small Cap Growth Cl II effective November 2, 2018. Information prior to merger effective date reflects Ivy VIP Micro Cap Growth Cl II.

(b) For the year ended December 31, 2016, Minnesota Life waived expenses for SFT Ivy Small Cap Growth and SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.03% and 0.14%, respectively.

(c) For the year ended December 31, 2020, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.22%.

(d) For the year ended December 31, 2019, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.20%.

(e) For the year ended December 31, 2018, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.21%.

(f) For the year ended December 31, 2017, Minnesota Life waived expenses for SFT Wellington Core Equity Cl 1 resulting in a reduction of the expense ratio of 0.16%.

(8)  Subsequent Events

Management has evaluated subsequent events through March 26, 2021, the date these financial statements were issued, and has concluded there were no events that require financial statement disclosure and/or adjustments to the financial statements.

66

MINNESOTA LIFE INSURANCE COMPANY

Statutory Financial Statements
and Financial Statement Schedules

December 31, 2020

Independent Auditors’ Report
The Board of Directors and Stockholder
Minnesota Life Insurance Company:

We have audited the accompanying financial statements of Minnesota Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory statements of operations and capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2020, and the related notes to the statutory financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
Auditors’ Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by Minnesota Life Insurance Company using statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Minnesota Life Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for the each of the years in the three-year period ended December 31, 2020.
Opinion on Statutory Basis of Accounting
In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Minnesota Life Insurance Company as of December 31, 2020 and 2019, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2020, in accordance with statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce described in Note 2.
Other Matter
Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the schedule of selected financial data, the schedule of supplemental investment risks interrogatories and the summary investment schedule is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Minnesota Department of Commerce. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/ KPMG LLP
Minneapolis, Minnesota
April 1, 2021

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus
December 31, 2020 and 2019
(in thousands)

Admitted Assets	2020	2019

Bonds	$20,270,889	$18,072,283
Common stocks	484,057	486,402
Mortgage loans, net	4,591,098	4,148,884
Derivative instruments	1,392,416	845,188
Other invested assets	1,276,195	957,410
Policy loans	643,006	588,342
Investments in affiliated companies	446,791	447,288
Cash, cash equivalents and short-term investments	230,319	146,581
Total invested assets	29,334,771	25,692,378

Premiums deferred and uncollected	351,588	254,705
Current income tax recoverable	15,457	26,144
Deferred income taxes	87,518	219,821
Other assets	466,735	440,134
Total assets, excluding separate accounts	30,256,069	26,633,182

Separate account assets	29,949,850	29,744,142
Total assets	$60,205,919	$56,377,324

Liabilities and Capital and Surplus

Liabilities:
Policy reserves:
Life insurance	$12,950,687	$11,510,971
Annuities and other fund deposits	9,931,647	8,882,965
Accident and health	164,219	159,724
Policy claims in process of settlement	558,785	444,949
Dividends payable to policyholders	34,542	38,441
Other policy liabilities	1,680,769	1,585,522
Asset valuation reserve	378,709	313,296
Accrued commissions and expenses	129,163	143,230
Other liabilities	1,108,646	442,791
Total liabilities, excluding separate accounts	26,937,167	23,521,889

Separate account liabilities	29,920,160	29,706,570
Total liabilities	56,857,327	53,228,459

Capital and surplus:
Common stock, $1 par value, 5,000,000 shares authorized,
issued and outstanding	5,000	5,000
Additional paid in capital	216,540	216,540
Surplus notes	118,000	118,000
Unassigned surplus	3,009,052	2,809,325
Total capital and surplus	3,348,592	3,148,865
Total liabilities and capital and surplus	$60,205,919	$56,377,324
See accompanying notes to statutory financial statements.

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Operations and Capital and Surplus
Years ended December 31, 2020, 2019 and 2018
(in thousands)

Statements of Operations	2020	2019	2018

Revenues:
Premiums	$3,705,333	$3,746,844	$3,716,312
Annuity considerations	3,958,327	4,875,299	3,830,326
Net investment income	972,426	883,733	792,410
Investment management, administration and contract guarantee fees	278,611	277,734	275,707
Other income	142,822	144,456	166,259
Total revenues	9,057,519	9,928,066	8,781,014

Benefits and expenses:
Policyholder benefits	8,656,114	5,082,862	5,372,746
Increase in policy reserves	2,589,548	3,411,475	2,028,067
General insurance expenses and taxes	475,604	452,960	373,762
Salaries and wages	223,830	205,738	193,743
Group service and administration fees	63,827	63,673	59,849
Commissions	483,082	528,374	501,200
Separate account transfers, net	(3,312,811)	247,614	318,521
Total benefits and expenses	9,179,194	9,992,696	8,847,888

Loss from operations before dividends, federal
income taxes and net realized capital gains (losses)	(121,675)	(64,630)	(66,874)

Dividends to policyholders	34,728	40,829	42,378
Loss from operations before federal income tax expense (benefit)
and net realized capital gains (losses)	(156,403)	(105,459)	(109,252)

Federal income tax expense (benefit)	(45,725)	10,477	2,442
Loss from operations before net realized capital gains (losses)	(110,678)	(115,936)	(111,694)

Net realized capital gains (losses), net of transfers to interest
maintenance reserve and federal income taxes	85,831	(40,295)	186,420
Net income (loss)	$(24,847)	$(156,231)	$74,726

Statements of Capital and Surplus

Capital and surplus, beginning of year	$3,148,865	$2,848,967	$3,059,925
Net income (loss)	(24,847)	(156,231)	74,726
Net change in unrealized capital gains and losses	145,140	415,781	(257,804)
Net change in deferred income tax	(133,111)	112,220	34,167
Change in asset valuation reserve	(65,413)	(151,185)	92,190
Net change in separate account surplus	(1,226)	3,335	461
Dividends to stockholder	(1,967)	—	(9,647)
Change in unauthorized reinsurance	(2,251)	(1,330)	(2,208)
Change in non-admitted assets	42,878	71,066	(166,428)
Change in reserves due to change in valuation basis	96,659	43,552	—
Capital contribution	—	—	20,006
Change in accounting principle	124,282	—	—
Other, net	19,583	(37,310)	3,579
Capital and surplus, end of year	$3,348,592	$3,148,865	$2,848,967
See accompanying notes to statutory financial statements.

MINNESOTA LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2020, 2019 and 2018
(in thousands)

Cash Flow from Operating Activities	2020	2019	2018

Revenues:
Premiums and annuity considerations	$8,075,231	$9,094,816	$7,971,586
Net investment income	974,520	872,727	782,614
Total receipts	9,049,751	9,967,543	8,754,200

Benefits and expenses paid:
Policyholder benefits	8,466,576	5,174,334	5,313,921
Dividends to policyholders	38,627	42,877	46,140
Commissions and expenses	1,225,635	1,199,259	1,141,411
Separate account transfer, net	(3,325,428)	249,800	302,939
Federal income taxes	(3,992)	60,684	53,751
Total payments	6,401,418	6,726,954	6,858,162

Cash provided from operations	2,648,333	3,240,589	1,896,038

Cash Flow from Investing Activities

Proceeds from investments sold, matured or repaid:
Bonds	3,265,050	2,864,055	3,719,165
Common stocks	189,539	148,202	220,412
Mortgage loans	471,211	500,659	383,096
Derivative instruments	435,871	286,560	477,497
Other invested assets	119,456	112,254	138,775
Separate account redemptions	6,097	294	25,114
	4,487,224	3,912,024	4,964,059

Cost of investments acquired:
Bonds	5,422,410	5,438,196	5,031,445
Common stocks	206,648	176,235	201,086
Mortgage loans	913,419	1,034,674	997,476
Derivative instruments	316,745	292,474	400,800
Other invested assets	157,485	156,043	119,920
Separate account investments	957	373	435
Securities in transit, net	91,568	22,986	(13,317)
Other provided, net	55,158	69,206	50,660
	7,164,390	7,190,187	6,788,505

Cash applied to investing	(2,677,166)	(3,278,163)	(1,824,446)

Cash Flow from Financing and Miscellaneous Activities

Borrowed money, net	—	(50,000)	(225,000)
Net deposits on deposit-type contract funds	15,723	59,115	18,504
Contributed capital	—	—	11,500
Other cash provided (applied)	96,848	113,522	(1,882)

Cash provided from (applied to) financing	112,571	122,637	(196,878)

Reconciliation of Cash, Cash Equivalents and Short-term Investments

Net change in cash, cash equivalents and short-term investments	83,738	85,063	(125,286)
Beginning of the year	146,581	61,518	186,804
End of the year	$230,319	$146,581	$61,518
See accompanying notes to statutory financial statements.

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements
December 31, 2020, 2019 and 2018
(in thousands)

(1) Nature of Operations

Organization and Description of Business

Minnesota Life Insurance Company (the Company), a wholly-owned subsidiary of Securian Financial Group, Inc. (SFG), both directly and through its subsidiaries and controlled affiliates, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

The Company, which operates in the United States, generally offers the following types of products:

•Fixed, indexed and variable universal life, term life and whole life insurance products to individuals through affiliated and independent channel partners.
•Immediate and deferred annuities, with fixed, indexed, and variable investment options through affiliated and independent channel partners.
•Group life insurance and voluntary products to private and public employers.
•Customized retirement options to employers and investment firms through affiliated and independent channel partners as well as direct relationships.
•Life insurance protection through banks, credit unions, and finance companies.

The Company serves over 15 million people through more than 5,200 home office associates and field representatives located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

(2) Summary of Significant Accounting Policies

The accompanying statutory financial statements of Minnesota Life Insurance Company have been prepared in accordance with accounting practices prescribed or permitted by the Minnesota Department of Commerce. The Minnesota Department of Commerce recognizes statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Minnesota Insurance Law. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The state has adopted the prescribed accounting practices as stated in NAIC SAP, without modification. The Company has no material statutory accounting practices that differ from those of the state of Minnesota or the NAIC accounting practices. See note 13 Capital and Surplus and Dividends for discussion of statutory dividend limitations. These practices differ from U.S. generally accepted accounting principles (GAAP).

The more significant differences, of which the aggregate effects are material are as follows:

•Acquisition costs, such as commissions and other costs incurred in connection with the successful acquisition of new and renewal business, are charged to current operations as incurred whereas premiums are recognized as earned over the premium paying periods of the policies and contracts. Under GAAP, acquisition costs are capitalized and charged to operations as the revenues or expected gross profits are recognized.

•Certain assets are designated as "non-admitted" and changes in such amounts are charged directly to unassigned surplus.

•Policy reserves are based on methods prescribed by the NAIC, which include mortality and interest assumptions without consideration for lapses or withdrawals. Under GAAP, policy reserves are based on current best estimates or locked in best estimate assumptions on the date of issuance with a provision for adverse deviation, which include considerations for lapses and withdrawals.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company is required to establish an asset valuation reserve (AVR) and an interest maintenance reserve (IMR). The AVR provides for a standardized statutory investment valuation reserve for bonds, preferred stocks, short-term investments, mortgage loans, common stocks, real estate and other invested assets. Changes in this reserve are recorded as direct charges or credits to surplus. The IMR is designed to defer net realized capital gains and losses resulting from changes in the level of interest rates in the market and to amortize them over the remaining life of the bond or mortgage loan sold. The IMR represents the unamortized portion of the bond or mortgage loan not yet taken into income. If IMR is negative, it is designated as non-admitted and is directly charged to unassigned surplus. For securities the Company intends to sell in which a write-down is necessary, the Company reviews whether the realized loss affects the IMR or AVR. There are no such requirements on a GAAP basis.

•Investments, other than common stocks, preferred stocks and investments in subsidiaries, are carried at values prescribed by the NAIC. GAAP requires investments, other than common stocks, preferred stocks and investments in subsidiaries, to be classified as held-to-maturity securities, which are reported at amortized cost, trading securities, which are reported at fair value through earnings, or available-for-sale securities, which are reported at fair value through equity.

•Investments in common stocks and preferred stocks are carried at values prescribed by the NAIC. GAAP requires common stocks and preferred stocks to be reported at fair value through earnings.

•Bonds that have been assigned the NAIC Category 6 designation are carried at the appropriate NAIC carrying value of fair value or cost. There are no such requirements on a GAAP basis.

•Undistributed income and capital gains and losses for limited partnership alternative investments are reported in capital and surplus as unrealized gains and losses until realized. Under GAAP, specialized accounting treatment for investment companies requires unrealized gains and losses on these alternative investments to be included in earnings.

•Investments in subsidiaries are carried at the audited net equity values as prescribed by the NAIC. Changes in equity values related to earnings are reflected in surplus, and other equity changes are reflected in surplus as charges or credits to unrealized gains and losses. GAAP requires subsidiaries and certain variable interest entities to be consolidated.

•Deferred federal income taxes are provided for the tax effects of certain income and expense items recognized for income tax purposes in different years than for financial reporting purposes. The change in the net deferred tax asset or liability is reflected in surplus. Admittance testing may result in a charge to capital and surplus for non-admitted portions of the net deferred tax asset. GAAP requires the change to be reported in operations or other comprehensive income.

•In determining the need for tax contingency reserves, consideration is given to whether it is more-likely-than-not that specific uncertain tax benefits will be realized. GAAP subsequently subjects the tax benefits to an additional quantitative measurement step.

•Goodwill is admitted subject to a 10% limitation on surplus and amortized over the useful life of the goodwill, not to exceed 10 years. Under GAAP, goodwill, which is considered to have an indefinite useful life, is tested using either a qualitative or quantitative approach for impairment and a loss is recorded, when appropriate.

•Surplus notes are classified as capital and surplus. Under GAAP, surplus notes are classified as liabilities.

•Rental income on home office properties owned by the Company is recognized by the Company and a similar amount of rental expense is recognized as a charge for the related office space. Under GAAP, there is no recognition of either rental income or rental expense on home office properties owned by the Company.

•Certain assets and liabilities are recorded net of the effects of related reinsurance, which is not permitted by GAAP.

•The statutory financial statements do not include accumulated other comprehensive income (loss) as required by GAAP.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•Nontraditional life products include individual adjustable life, universal life and variable life insurance and group universal and variable life insurance. Revenues from nontraditional life products and deferred annuities consist of premiums received rather than policy and contract fees charged for the cost of insurance, policy administration and surrenders as required under GAAP.

•The statutory statements of cash flow do not classify cash flow consistent with GAAP and a reconciliation of net income to net cash provided from operating activities is not provided.

•Statutory policyholder dividend liabilities are required to be calculated including dividends anticipated to be paid in the next twelve months. GAAP requires a dividend accrual representing dividends due and unpaid through the current year-end.

•The calculation of reserves and transfers in the Separate Account Statement requires the use of a Commissioners’ Annuity Reserve Valuation Method (CARVM) allowance on annuities and a Commissioners’ Reserve Valuation Method (CRVM) allowance on certain life products for statutory reporting. There is no such requirement on a GAAP basis.

•Derivative instruments are recorded at fair value or amortized cost. Changes in derivative instruments recognized at fair value, other than hedges, are recorded as unrealized capital gains and losses on the statutory statements of capital and surplus. Hedges are held using the same accounting methodology as the hedged item. Under GAAP reporting, derivative instruments are held at fair value. Changes in fair value are recorded to realized capital gains and losses, policyholder benefits in the case of certain life insurance product hedging or unrealized capital gains and losses depending on the nature of the hedging relationship, if any, that are designated.

•A deferred premium asset is established to recognize receipt of premiums on a payment mode other than annual. This asset is considered an offset to statutory reserve calculations which use only annual modal premium assumptions. Deferred premiums are calculated from the current statement date to policy anniversary date. On a GAAP basis, deferred premiums are netted against policy reserves and are generally calculated as a constant of gross premiums.

•Policy and contract fees are recognized through the statements of operations as received. Under GAAP, these amounts are reported as unearned revenue and are recognized in operations over the period in which the services are provided.

•The Company periodically invests money in its separate accounts, which is reported as a component of separate account assets and unassigned surplus. On a GAAP basis, these investments are reported as investments in equity securities, based on the underlying characteristics of the investment.

•Separate account assets and liabilities include certain market value adjusted fixed annuity and investment options on variable annuities. Notwithstanding the market value adjustment feature, the investment performance of the separate account assets is not being passed to the contractholder, and therefore, on a GAAP basis the contract is not reported in the separate account. Rather, the components of the spread on a book value basis are recorded in interest income and interest credited and realized gains and losses on investments and market value adjustments on contract surrenders are recognized as incurred. For GAAP, the contract liability is included in policy and contract balances and the assets are recorded within invested assets.

•The Company issues variable annuity contracts through separate accounts where the Company contractually guarantees to the contractholder a return of no less than one of the following upon a qualifying event: (a) total deposits made to the contract adjusted for partial withdrawals, (b) total deposits made to the contract adjusted for partial withdrawals plus a minimum return, (c) the highest contract value on a specified anniversary date adjusted for withdrawals following the contract anniversary, or (d) a minimum payment on a variable immediate annuity. These guarantees include benefits that are payable in the event of death, withdrawal or annuitization. The Company also issues universal life and variable universal life contracts where the Company provides to the contractholder a no-lapse guarantee and fixed indexed annuities with a guaranteed income in excess of account value. Statutory reserving methodologies consistent with other policy reserves and state requirements are established connected to these guarantees. GAAP requires the calculation of an additional liability related to these guarantees, specifically where product features produce an earnings pattern of profits followed by losses. Certain guarantees are considered embedded derivatives for GAAP. A separate reserve or an embedded derivative related to these guarantees is not required in statutory reporting.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

The more significant differences, of which the aggregate effects are material are as follows (Continued):

•The Company also issues certain fixed indexed annuity and indexed universal life contracts that contain features which are considered to be embedded derivatives that are not separated between components and are accounted for consistent with the host contract. Under GAAP, the embedded derivative is bifurcated from the host contract and accounted for separately as a derivative carried at fair value with changes in fair value recorded in net income.

•GAAP requires that sales inducements be deferred and amortized over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. A separate asset related to sales inducements is not allowed under statutory reporting.

The significant accounting policies that are reflected in the accompanying statutory financial statements are as follows:

New Accounting Pronouncements

In March 2020, the NAIC adopted revisions to SSAP No. 51, Life Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life, Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2020 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21 Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

In December 2019, the NAIC adopted revisions to SSAP No. 61R, Life, Deposit-type and Accident and Health Reinsurance, to provide new disclosures on reinsurance contracts that have risk-limiting features. The disclosure requirements are effective for 2020 reporting and are included in note 14 Reinsurance.

In April 2019, the NAIC adopted revisions to SSAP No. 92, Postretirement Benefits Other than Pensions and SSAP No.102, Pensions, which removes and clarifies certain disclosure requirements related to the Company’s pension and other postretirement plans. The revised statement was effective and adopted for 2019 reporting and resulted in the removal of certain disclosures in note 12 Pension Plans and Other Retirement Plans.

In April 2019, the NAIC adopted revisions to SSAP No. 100R, Fair Value, to remove the disclosure requirement for the transfers between level 1 and 2 in the fair value hierarchy and the Company’s policy for determining transfers between levels. The revised statement was effective and adopted for 2019 reporting and resulted in the removal of certain disclosures in note 4 Fair Value of Financial Instruments.

In November 2018, the NAIC adopted revisions to SSAP No. 51, Life Contracts, SSAP No. 52, Deposit-type contracts and SSAP No. 61R, Life, Deposit-type and Accident and Health Insurance, to enhance existing disclosures for annuity actuarial reserves and deposit-type liabilities by withdrawal characteristics and add similar disclosures for life products. The revised statements are effective for 2019 reporting and resulted in additional disclosures in note 20 Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics and note 21 Analysis of Life Actuarial Reserves by Withdrawal Characteristics.

Permitted Practice

The Company has received a permitted practice from the Minnesota Department of Commerce to use a modified 1959 Accidental Death Benefit table, and the net effect is immaterial for reporting purposes.

Revenues and Expenses

Premiums are credited to revenue over the premium paying period of the policies, with the exception of single and flexible premium contracts which are credited to revenue when received from the policyholder. Annuity considerations and investment management, administration and contract guarantee fees are recognized as revenue when received. Any premiums due that are not yet paid, and premiums paid on other than an annual basis, are included in premiums deferred and uncollected on the statutory statements of admitted assets, liabilities and capital and surplus. Benefits and expenses, including acquisition costs related to acquiring new and renewal business, are charged to operations as incurred. Acquisition expenses incurred are reduced for ceding allowances received or receivable.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income

Bonds and stocks are valued as prescribed by the NAIC. Bonds not backed by other loans are generally carried at cost, adjusted for the amortization of premiums, accretion of discounts and any other-than-temporary impairment (OTTI). Premiums and discounts are amortized and accreted over the estimated or contractual lives of the related bonds based on the interest yield method. Prepayment penalties are recorded to net investment income when collected. Bonds that have been assigned the NAIC category 6 designation are carried at the lower of cost or fair value. The Securities Valuation Office identified bond exchange-traded funds are reported at fair value.

Hybrid securities are investments structured to have characteristics of both stocks and bonds. Hybrid securities totaled $30,086 and $30,085 at December 31, 2020 and 2019, respectively, which were classified as bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or discounted cash flows. The Company’s loan-backed securities are reviewed quarterly, and as a result, the carrying value of a loan-backed security may be reduced to reflect changes in valuation resulting from discounted cash flow information. Loan-backed securities that have been assigned the NAIC category 6 designation are written down to the appropriate NAIC fair value. The Company uses a third-party pricing service in assisting the Company’s determination of the fair value of most loan-backed securities. An internally developed matrix pricing model, discounted cash flow or other model is used to price a small number of holdings. The retrospective adjustment method is used to record investment income on all non-impaired securities except for interest-only securities or other non-investment grade securities where the yield had become negative. Investment income is recorded using the prospective method on these securities.

For loan-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions obtained from an outside service provider or upon analyst review of the underlying collateral and the estimated economic life of the securities. When estimated prepayments differ from the anticipated prepayments, the effective yield is recalculated to reflect actual prepayments to date and anticipated future payments. Any resulting adjustment is included in net investment income. For loan-backed securities that have a recognized OTTI, the adjusted cost basis is prospectively amortized over the remaining life of the security based on the amount and timing of future estimated cash flows. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Common stocks are carried at fair value except for investments in stocks of subsidiaries and affiliates in which the Company has an interest of 10% or more, which are carried on an equity basis.

The Company recognizes interest income as earned and recognizes dividend income on unaffiliated common stocks upon declaration of the dividend. Investment income is reported net of related investment expenses. For the years ended December 31, 2020 and 2019, the Company sold, redeemed or otherwise disposed 89 and 47 CUSIPs, respectively, as a result of a callable feature which generated investment income of $10,132 and $6,698, respectively, from prepayment penalties and acceleration fees.

Preferred stocks are carried at cost less any OTTI adjustments and are classified as other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus.

Mortgage loans are carried at the outstanding principal balances, net of unamortized premiums and discounts. Premiums and discounts are amortized and accreted over the terms of the mortgage loans based on the effective interest yield method. Prepayment penalties are recorded to net investment income. The Company invests primarily in commercial mortgages with a range of interest rates from 2.50% to 4.60% during 2020. In 2020, the maximum percentage of any one loan to the value of the collateral at the time of the investment of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 69%.

The Company continues to record interest on those impaired mortgage loans that it believes to be collectible as due and accrued investment income. Any loans that have income 180 days or more past due continue to accrue income, but report all due and accrued income as a non-admitted asset. Past due interest on loans that are uncollectible is written off and no further interest is accrued. Any cash received for interest on impaired loans is recorded as income when collected.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Valuation of Investments and Net Investment Income (Continued)

Alternative investments include limited partnership investments in private equity funds, mezzanine debt funds and hedge funds. These investments are in included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus at the amount invested using the equity method of accounting. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Income distributed from these alternative investments is included in net investment income or net realized capital gains (losses) on the statutory statements of operations based on information provided by the investee. The valuation of alternative investments is recorded based on the partnership financial statements from the previous quarter plus contributions and distributions during the fourth quarter. Any undistributed amounts held by the investee are recorded, based on the Company’s ownership share, as unrealized capital gains or losses on the statutory statements of operations and capital and surplus. The Company evaluates partnership financial statements received subsequent to December 31 up to the financial statement issue date for material fluctuations in order to determine if an adjustment should be recorded as of December 31.

Real estate is carried at cost less accumulated depreciation, adjusted for any OTTI losses taken. Real estate is included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Estimated losses are directly recorded to the carrying value of the asset and recorded as realized losses in the statutory statements of operations. Total accumulated depreciation was $53,426 and $49,828 at December 31, 2020 and 2019, respectively. Depreciation is computed principally on a straight-line basis.

The Company’s investments in surplus notes of unrelated entities are included in other invested assets on the statutory statements of admitted assets, liabilities and capital and surplus. Surplus note investments with a NAIC designation of NAIC 1 or NAIC 2 are reported at amortized cost. Surplus note investments with a NAIC designation equivalent of NAIC 3 through 6 are reported at the lessor of amortized cost or fair value. An OTTI is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the surplus note. If it is determined that a decline in fair value is other than temporary, an impairment loss is recognized as a realized loss equal to the difference between the surplus note’s carrying value and the fair value and is reported in earnings.

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy. Accrued interest on policy loans over 90 days past due is non-admitted and totaled $3,768 and $3,705 as of December 31, 2020 and 2019, respectively.

Investments in subsidiary companies are accounted for using the equity method and are carried as investments in affiliated companies or as other invested assets, in the case of limited liability companies, in the statutory statements of admitted assets, liabilities and capital and surplus. The Company records changes in its equity in its subsidiaries as credits or charges to capital and surplus. Insurance subsidiaries are recorded using statutory accounting principles. Non-insurance subsidiaries not engaged in prescribed insurance activities are recorded using audited GAAP results. Non-insurance subsidiaries engaged in prescribed insurance activities are recorded using audited GAAP results with certain statutory basis adjustments. Investments in limited liability subsidiaries included in other invested assets totaled $126,518 and $(22,963) at December 31, 2020 and 2019, respectively.

During 2020, the Company recorded a change in accounting principle to report the Company’s investment in a limited liability subsidiary using audited GAAP results. The change in accounting principle resulted in a cumulative effect adjustment to increase capital and surplus by $124,282 and is reported in Change in accounting principle on the Statutory Statements of Operations and Capital and Surplus.

Commercial paper and bonds with original maturity dates of less than twelve months are considered to be short-term investments. Short-term investments are stated at fair value or amortized cost. Short-term investments at December 31, 2020 and 2019 totaled $111,391 and $7,141, respectively.

Cash and cash equivalents are carried at cost, which generally approximates fair value. Money market funds are included in cash equivalents and are generally valued at fair value. The Company considers short-term investments that are readily convertible to known amounts of cash and have an original maturity date of three months or less to be cash equivalents. The Company places its cash and cash equivalents with high quality financial institutions and, at times, these balances may be in excess of the Federal Deposit Insurance Corporation insurance limit.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Derivative Instruments

The Company uses a variety of derivatives, including swaps, swaptions, forwards, floors, caps, futures and option contracts, to manage the risks associated with cash flows or changes in estimated fair values related to the Company’s financial instruments. The Company currently enters into derivative transactions that do not qualify for hedge accounting or in certain cases, elects not to utilize hedge accounting.

Derivative instruments are generally carried at fair value with changes in fair value recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus. Interest income generated by derivative instruments is reported in net realized capital gains (losses) on the statutory statements of operations.

Several life insurance and annuity products in the Company’s liability portfolio contain investment guarantees that create economic exposure to market and interest rate risks. These guarantees take the form of guaranteed withdrawal benefits on variable annuities, lifetime income guarantees on fixed indexed annuities, a guaranteed payout floor on a variable payout annuity, and indexed interest credits on both fixed indexed annuity and fixed indexed universal life products. The Company uses economic hedges including futures contracts, interest rate swaps and exchange traded and over-the-counter (OTC) options in its efforts to minimize the financial risk associated with these product guarantees.

The Company holds “To-Be-Announced” (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at cost as derivative instruments on the statutory statements of admitted assets, liabilities and capital and surplus.

Realized and Unrealized Capital Gains and Losses

Realized capital gains and losses, less federal income taxes and amounts transferred to the IMR, if any, are recognized in net income. Unrealized capital gains and losses are accounted for as a direct increase or decrease to capital and surplus. Both realized and unrealized capital gains and losses are determined using the specific identification method.

The Company regularly reviews each investment in its various asset classes to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of the investments. When the Company determines that an invested asset is other-than-temporarily impaired, the invested asset is written down to a new cost basis and the amount of the impairment is included in realized gains and losses on the statutory statements of operations. Any subsequent recoveries are not recognized until disposition.

Under the Company’s accounting policy for loan-backed and structured securities, if the Company has the intent to sell or the inability or lack of intent to retain a security for a period of time sufficient to recover the amortized cost basis, an OTTI is recognized in earnings equal to the difference between the security’s amortized cost basis and the fair value. Otherwise, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized in earnings equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s original effective interest rate.

For other bonds, when the Company has determined an OTTI has occurred, the security is written-down to fair value. If the impairment is deemed to be non-interest related, an OTTI is recorded in earnings. For interest related declines, an OTTI is recorded when the Company has the intent to sell or does not have the ability to hold the bond until the forecasted recovery occurs. Many criteria are considered during this process including but not limited to, the length of time and the extent to which the current fair value has been below the amortized cost of the security, specific credit issues such as collateral, financial prospects related to the issuer, the Company’s intent to sell the security and current economic conditions.

For common stocks, an OTTI is recorded when the Company does not have the intent and ability to hold the investment for a sufficient period of time to allow for anticipated recovery of unrealized losses. When an OTTI has occurred, the entire difference between NAIC fair value and the common stock’s cost is charged to earnings. When assessing for OTTI the Company considers the length of time a stock has been in an unrealized loss position, the magnitude of the unrealized loss, and information on the investee’s current financial condition, liquidity, near-term recovery prospects, and other factors. In addition, common stocks that have an unrealized loss position greater than $100 are reviewed based on the individual characteristics of the stock. Preferred stocks with significant unrealized losses are also reviewed on the same basis for impairment.
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Realized and Unrealized Capital Gains and Losses (Continued)

The Company evaluates its alternative investments on a fund by fund basis using current and forecasted expectations for future fund performance, the age of the fund, general partner commentary and underlying investments within the fund. If facts and circumstances indicate that the value of the investment will not be recovered, the cost of the investment is written down and an OTTI is recorded in net realized capital gains (losses) on the statutory statements of operations.

All other material unrealized losses are reviewed for any unusual event that may trigger an OTTI. Determination of the status of each analyzed investment as OTTI or not is made based on these evaluations with documentation of the rationale for the decision.

The Company may, from time to time, sell invested assets subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date that were considered temporarily impaired at the statutory statement of admitted assets, liabilities and capital and surplus date for several reasons. The rationale for the change in the Company’s intent to sell generally focuses on unforeseen changes in the economic facts and circumstances related to the invested asset subsequent to the statutory statement of admitted assets, liabilities and capital and surplus date, significant unforeseen changes in the Company’s liquidity needs, changes in interest rates, or changes in tax laws or the regulatory environment. The Company had no material sales of invested assets, previously considered OTTI or in an unrealized loss position, subsequent to the statutory statement of admitted assets, liabilities and capital and surplus dates for either December 31, 2020 or 2019.

The Company recognizes valuation allowances for impairments of mortgage loans on a specific identification basis. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. A non-performing loan is defined as a loan that is not performing to the contractual terms of the loan agreement. Examples of non-performing loans may include delinquent loans, requests for forbearance and loans in the process of foreclosure. The valuation allowance is equal to the difference between the carrying value and fair value of the collateral less estimated costs to sell. Changes in the valuation allowance are recorded in net change in unrealized capital gains and losses on the statutory statements of capital and surplus.

Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present, using undiscounted cash flows if available or independent market appraisals.

Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and are reported at fair value of the investments held in the segregated funds. Investment income and gains and losses accrue directly to the policyholders and contractholders. Premiums, benefits and expenses of the separate accounts are reported in the statutory statements of operations. The Company receives administrative and investment advisory fees for services rendered on behalf of these accounts, and such fees are recorded as earned.

The Company periodically invests money in its separate accounts. The fair value of such investments, included with separate account assets, amounted to $29,690 and $37,571 at December 31, 2020 and 2019, respectively.

Included within other liabilities on the statutory statements of admitted assets, liabilities, and capital and surplus are the allowances for CARVM and CRVM. As of December 31, 2020 and 2019, the CARVM and CRVM allowances were $(289,291) and $(301,794), respectively.

Software Capitalization

Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized software costs of $49,654 and $44,414 as of December 31, 2020 and 2019, respectively, all of which is non-admitted, and amortized software expense of $9,663, $10,628 and $12,183 for the years ended December 31, 2020, 2019 and 2018, respectively.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Non-admitted Assets

Certain assets, designated as "non-admitted assets" (principally deferred taxes that do not meet admissibility testing, investments in affiliated companies, furniture, equipment, computer software, negative IMR and certain receivables), amounting to $166,785 and $333,945 at December 31, 2020 and 2019, respectively, have been charged to capital and surplus.

Reinsurance

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid benefits, expense reimbursements and prepaid premiums, and are included in other assets on the statutory statements of admitted assets, liabilities and capital and surplus. Reinsurance premiums ceded and recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Reinsurance gains arising in the initial calendar year of certain reinsurance agreements are deferred to capital and surplus and subsequently amortized into the statement of operations in the proportion to earnings on the underlying business reinsured.

Policy Reserves

Policy reserves are determined using methods and assumptions consistent with the Standard Valuation Law and presently accepted actuarial standards and guidelines. Policy reserves generally represent the net present value of future benefits less the present value of future net premiums.

Life insurance policy reserves are calculated primarily using the CRVM. The Company adopted the principles-based approach (PBR) prescribed by the NAIC Valuation Manual (VM-20) for new life insurance policies issued on or after January 1, 2020.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. At December 31, 2020 and 2019, the amounts of surrender values in excess of reserves were $1,434,037 and $1,214,539, respectively.

For substandard policies, if a flat premium is charged, the reserve is one-half of the extra premium. For reserves determined using a tabular method, the reserve is calculated by an exact method using multiples of standard mortality as determined by the currently assigned mortality category. As of December 31, 2020 and 2019, the Company had $12,478,930 and $14,163,056, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation.

Fixed and fixed indexed annuity policy reserves are calculated using the CARVM. Variable annuity policy reserves are based on methods and assumptions specified in NAIC Valuation Manual (VM-21).

Policy reserves on accident and health contracts are determined using tabular and lag factor methods reflecting Company experience. The Company’s liability for unpaid accident and health claims and claim adjustment expenses are determined using appropriate interest rate tables, company experience and actuarial studies.

Other policy liabilities include premium deposit funds and experience rated refund balances for certain group life insurance contracts. Policy reserves on group annuity contracts purchased under a qualified retirement plan are equal to the account value.

During 2020, the Company recorded changes in valuation bases related to certain reserves held for indexed universal life products which resulted in a cumulative effect adjustment to increase capital and surplus by $54,196. The Company also recorded a change in valuation basis related to reserves held for variable annuities due to the adoption of the January 1, 2020 NAIC Valuation Manual (VM-21) requirements which resulted in a cumulative effect adjustment to increase capital and surplus by $42,463. These changes are reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of these adjustments is $9,806 and is included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Policy Reserves (Continued)

During 2019, the Company recorded a change in valuation basis related to certain reserves on life term products. The change in valuation basis resulted in a cumulative effect adjustment to increase capital and surplus by $43,552 and is reported in change in reserve due to change in valuation basis on the statutory statements of operations and capital and surplus. The tax impact of this adjustment is $9,145 and in included in net change in deferred taxes on the statutory statements of operations and capital and surplus.

During the 2019 financial reporting process, the Company identified an adjustment related to certain deferred fixed indexed annuity reserves recorded in prior years. The adjustment resulted in a decrease in beginning 2019 capital and surplus of $32,713 after-tax and is reflected in other, net on the statements of operations and capital and surplus.

Liability for Accident and Health Losses and Loss Adjustment Expenses

The liability for unpaid losses and loss adjustment expenses includes an amount for losses incurred but unreported, based on past experience, as well as an amount for reported but unpaid losses, which is calculated on a case-by-case basis. Such liabilities are necessarily based on assumptions and estimates. While management believes that the amount is adequate, the ultimate liability may be in excess of or less than the amount estimated. The methods, including key assumptions, of making such estimates and for establishing the resulting liability are continually reviewed and any adjustments are reflected in the period such change in estimate is made. The liability for unpaid accident and health claims and claim adjustment expenses, net of reinsurance, is included in accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus.

Participating Business

Dividends on participating policies and other discretionary payments are declared by the Company’s Board of Directors based upon actuarial determinations that take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are generally recognized as expenses when declared by the Company’s Board of Directors and up to one year in advance of the payout dates. At December 31, 2020 and 2019, the total participating business in force was $1,934,794 and $2,027,301, respectively. As a percentage of total life insurance in force, participating business in force represented 0.2% at both December 31, 2020 and 2019.

For 2020, 2019 and 2018, premiums under individual and group life participating policies were $39,661, $41,908 and $41,963, respectively. The Company accounts for its policyholder dividends based upon the contribution method. The Company paid dividends in 2020, 2019 and 2018 in the amount of $8,681, $7,022, and $7,249, respectively, to policyholders and did not allocate any additional income to such policyholders.

Federal Income Taxes

The Company files a consolidated life/non-life federal income tax return with Minnesota Mutual Companies, Inc. (MMC), the Company’s ultimate parent. Entities included in the consolidated return include: Securian Holding Company, Robert Street Property Management, Inc., Securian Financial Group, Inc. (SFG), Securian Casualty Company, Securian Ventures, Inc., Securian Financial Services, Inc. (SFS), Securian Trust Company, Securian Asset Management, Inc. (Securian AM), Ochs Inc., Lowertown Capital, LLC, Empyrean Holding Company, Inc. and its subsidiaries and Minnesota Life Insurance Company and its subsidiaries. Empyrean Holding Company’s subsidiaries include Empyrean Benefits Solutions, Inc., Empyrean Insurance Services, Inc. and Spinnaker Holdings, LLC. Minnesota Life’s subsidiaries include Securian Life Insurance Company (Securian Life), Allied Solutions LLC (Allied), Securian AAM Holdings, LLC, Marketview Properties, LLC, Marketview Properties II, LLC, Marketview Properties III, LLC, Marketview Properties IV, LLC and Oakleaf Service Corporation.

The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Under the agreement, the Company computes federal income taxes on a separate return basis, and benefit is given for operating losses and credits as utilized to reduce consolidated federal income taxes. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service (IRS).

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(2) Summary of Significant Accounting Policies (Continued)

Federal Income Taxes (Continued)

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the statutory financial statements. Any such change could significantly affect the amounts reported in the statutory statements of operations. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the IRS or the tax courts.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Gross deferred tax assets and liabilities are measured using enacted tax rates, and a statutory valuation allowance must be established if it is more likely than not that some portion or all of the gross deferred tax assets will not be realized. The adjusted gross deferred tax assets are then considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of unassigned surplus.

Use of Estimates

The preparation of financial statements in conformity with statutory accounting practices requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the dates of the statutory statements of admitted assets, liabilities and capital and surplus and the reported amounts of revenues and expenses during the reporting period. Future events, including but not limited to, changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the financial statements and such changes in estimates are generally recorded on the statutory statements of operations in the period in which they are made.

The most significant estimates include those used in determining policy reserves, policy claims in process of settlement, valuation of and impairment losses on investments, valuation allowances or impairments for mortgage loans on real estate, federal income taxes and pension and other postretirement benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the statements of admitted assets, liabilities and capital and surplus date. Management believes the amounts provided are appropriate.

(3) Risks

The Company’s financial statements are based on estimates and assumptions that are subject to significant business, economic and competitive risks and uncertainties, many of which are beyond the Company’s control or are subject to change. As such, actual results could differ from the estimates used in the financial statements and the value of the Company’s investments, its financial condition and its liquidity could be adversely affected. The following risks and uncertainties, among others, may have such an effect:

•Economic environment and capital markets-related risks such as those related to interest rates, equity markets, credit spreads, real estate, and derivatives.
•Investment-related risks such as those related to valuation, impairment, and concentration.
•Business and operational-related risks such as those related to mortality/longevity, morbidity and claims experience, reinsurers and counterparties, liquidity, ratings, competition, cyber or other information security, fraud, and overall risk management.
•Catastrophic and pandemic event-related risks such as COVID-19 that may impact policyholder behavior and claims experience, volatility in financial markets and economic activity, and operations.
•Acquisition, disposition, or other structural change related risks.
•Regulatory and legal risks such as those related to changes in fiscal, tax and other legislation, insurance and other regulation, and accounting standards.

The Company actively monitors and manages risks and uncertainties through a variety of policies and procedures in an effort to mitigate or minimize the adverse impact of any exposures impacting the financial statements.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments

Financial Assets and Financial Liabilities Reported at Fair Value

The fair value of the Company’s financial assets and financial liabilities has been determined using available market information as of December 31, 2020 and 2019.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (exit price) in an orderly transaction between market participants at the measurement date. In determining fair value, the Company primarily uses the market approach which utilizes prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. To a lesser extent, the Company also uses the income approach which uses discounted cash flows to determine fair value. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs. Observable inputs reflect the assumptions market participants would use in valuing a financial instrument based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s estimates about the assumptions market participants would use in valuing financial assets and financial liabilities based on the best information available in the circumstances. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

The Company is required to categorize its financial assets and financial liabilities carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus according to a three-level hierarchy. A level is assigned to each financial asset and financial liability based on the lowest level input that is significant to the fair value measurement in its entirety. The levels of fair value hierarchy are as follows:

Level 1 – Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2 – Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable in active markets for identical or similar assets and liabilities.

Level 3 – Fair value is based on at least one or more significant unobservable inputs. These inputs reflect the Company’s assumptions about the inputs market participants would use in pricing the assets or liabilities.

The Company uses prices and inputs that are current as of the measurement date. In periods of market disruption, the ability to observe prices and inputs may be reduced, which could cause an asset or liability to be reclassified to a lower level.

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Common stocks	$468,732	$—	$1,525	$470,257
Derivative instruments	170,665	1,221,751	—	1,392,416
Cash equivalents	65,374	—	—	65,374
Separate account assets	6,742,047	23,197,144	10,659	29,949,850
Total financial assets	$7,446,818	$24,418,895	$12,184	$31,877,897

Derivative instruments (1)	$876	$704,829	$—	$705,705
Total financial liabilities	$876	$704,829	$—	$705,705

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table summarizes the Company’s financial assets and financial liabilities carried at fair value as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Common stocks	$472,062	$—	$540	$472,602
Derivative instruments	69,400	775,788	—	845,188
Cash equivalents	121,416	—	—	121,416
Separate account assets	5,896,776	23,841,446	5,920	29,744,142
Total financial assets	$6,559,654	$24,617,234	$6,460	$31,183,348

Derivative instruments (1)	$23	$287,216	$—	$287,239
Total financial liabilities	$23	$287,216	$—	$287,239

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows:

Common stocks

The Company’s common stocks consist primarily of investments in common stock of publicly traded companies. The fair values of common stocks are based on quoted market prices in active markets for identical assets and are classified within Level 1.

Derivative instruments

Derivative instrument fair values are based on quoted market prices when available. If a quoted market price is not available, fair value is estimated using current market assumptions and modeling techniques, which are then compared with quotes from counterparties.

The majority of the Company’s derivative positions are traded in the Over-the-Counter (OTC) derivative market and are classified as Level 2. The fair values of most OTC derivatives are determined using discounted cash flow or third party pricing models. The significant inputs to the pricing models are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain OTC derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. In general, OTC derivatives are compared to an outside broker quote when available and are reviewed in detail through the Company’s valuation oversight group. OTC derivatives valued using significant unobservable inputs would be classified as Level 3.

The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC derivatives after taking into account the effects of netting agreements and collateral arrangements.

Cash equivalents

Money market funds are reported as cash equivalents. All money market funds are generally valued using unadjusted prices in active markets and are reflected in Level 1. The Company carried a small amount of non-exchange traded common stock classified within Level 3.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The methods and assumptions used to estimate the fair value of financial assets and liabilities are summarized as follows (Continued):

Separate account assets

Separate account assets are reported as a summarized total and are carried at estimated fair value based on the underlying assets in which the separate accounts are invested. Valuations for common stock and short-term investments are determined consistent with similar instruments as previously described. When available, fair values of bonds are based on quoted market prices of identical assets in active markets and are reflected in Level 1. When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available, and generally classify the security as Level 2. Valuations for certain mutual funds and pooled separate accounts are classified as Level 2 as the values are based upon quoted prices or reported net asset values provided by the fund managers with little readily determinable public pricing information. Other valuations using internally developed pricing models or broker quotes are generally classified as Level 3.

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2020:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$5,920	$—	$3,604	$1,185	$—	$(50)	$10,659
Common stocks	540	—	763	222	—	—	1,525
Total financial assets	$6,460	$—	$4,367	$1,407	$—	$(50)	$12,184

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2020:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$3,235	$(2,050)	$—	$1,185
Common stocks	222	—	—	222
Total financial assets	$3,457	$(2,050)	$—	$1,407

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Fair Value (Continued)

The following table provides a summary of changes in fair value of Level 3 financial assets and financial liabilities measured at fair value during the year ended December 31, 2019:

		Total realized and unrealized gains (losses) included in:
	Balance at beginning of year	Net income (1)	Surplus	Purchases, sales and settlements, net (3)	Transfers in to Level 3 (2)	Transfers out of Level 3 (2)	Balance at end of year
Separate account assets	$5,045	$—	$443	$432	$—	$—	$5,920
Common stocks	—	—	—	540	—	—	540
Total financial assets	$5,045	$—	$443	$972	$—	$—	$6,460

(1) The amounts included in this column, exclusive of separate account losses, are reported in net realized capital gains (losses) on the statutory statements of operations and capital and surplus.

(2) Transfers in to/out of Level 3 are primarily due to the availability of observable market prices.

(3) The following table provides the bifurcation of the net purchases and sales.

The following table provides the bifurcation of the net purchases and sales during the year ended December 31, 2019:

	Purchases	Sales	Settlements	Purchases, sales and settlements, net
Separate account assets	$905	$(473)	$—	$432
Common stock	540	—	—	540
Total financial assets	$1,445	$(473)	$—	$972

At December 31, 2020 and 2019, the Company carried an immaterial amount of Level 3 assets and liabilities which are comprised of separate account assets. The Company uses a discounted cash flow methodology that looks at yield/spread to U.S. Treasuries inputs to price the securities. For any increase (decrease) in the yield/spread to U.S. Treasuries, the fair value of the asset will decrease (increase).

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2020:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$456,880	$444,279	$456,880	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	851,735	784,404	—	851,735	—	—
Foreign government securities	17,286	15,428	—	17,286	—	—
Corporate securities	16,237,843	14,278,964	3,924	13,291,703	2,942,216	—
Asset-backed securities	721,273	708,125	—	691,861	29,412	—
Commercial mortgage-backed
securities (CMBS)	2,045,624	1,912,883	—	2,045,624	—	—
Residential mortgage-backed
securities (RMBS)	2,270,249	2,126,806	—	2,270,249	—	—
Total bonds	22,600,890	20,270,889	460,804	19,168,458	2,971,628	—
Common stock	470,257	484,057	468,732	—	1,525	13,800
Preferred stock	72,314	66,218	16,319	30,457	25,538	—
Mortgage loans	4,782,309	4,591,098	—	—	4,782,309	—
Derivative instruments:
Other derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Total derivative instruments	1,392,416	1,392,416	170,665	1,221,751	—	—
Policy loans	775,359	643,006	—	—	775,359	—
Short-term investments	111,403	111,391	109,891	1,512	—	—
Cash equivalents	190,013	190,011	190,013	—	—	—
Surplus notes	123,032	106,783	—	123,032	—	—
Separate account assets	29,949,850	29,949,850	6,742,047	23,197,144	10,659	—
Total financial assets	$60,467,843	$57,805,719	$8,158,471	$43,742,354	$8,567,018	$13,800

Deferred annuities	2,313,466	2,125,301	—	—	2,313,466	—
Other fund deposits	3,221,982	3,217,389	—	—	3,221,982	—
Supplementary contracts without
life contingencies	142,855	142,855	—	—	142,855	—
Annuity certain contracts	116,748	109,615	—	—	116,748	—
Borrowed money	95,036	95,000	—	—	95,036	—
Derivative liabilities (1)	705,705	705,705	876	704,829	—	—
Separate account liabilities	26,148,077	26,148,077	6,742,047	19,395,371	10,659	—
Total financial liabilities	$32,743,869	$32,543,942	$6,742,923	$20,100,200	$5,900,746	$—

(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2020:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$13,800	N/A	N/A	Nonmarketable FHLB membership

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities (Continued)

The following table summarizes by level of fair value hierarchy the aggregate fair value of financial assets and liabilities held by the Company as of December 31, 2019:

	Aggregate fair value	Carrying value	Level 1	Level 2	Level 3	Not practicable carrying value
Bonds:
U.S. government securities	$557,248	$545,386	$557,248	$—	$—	$—
Agencies not backed by the full
faith and credit of the
U.S. government	857,398	807,698	—	857,398	—	—
Foreign government securities	28,164	26,324	—	28,164	—	—
Corporate securities	13,402,721	12,471,875	3,050	11,107,735	2,291,936	—
Asset-backed securities	710,510	691,559	—	674,484	36,026	—
CMBS	1,804,777	1,743,322	—	1,804,777	—	—
RMBS	1,883,547	1,786,119	—	1,883,547	—	—
Total bonds	19,244,365	18,072,283	560,298	16,356,105	2,327,962	—
Common stock	472,602	486,402	472,062	—	540	13,800
Preferred stock	68,788	64,762	19,560	31,077	18,151	—
Mortgage loans	4,251,570	4,148,884	—	—	4,251,570	—
Derivative instruments:
Other derivative instruments	845,188	845,188	69,400	775,788	—	—
Total derivative instruments	845,188	845,188	69,400	775,788	—	—
Policy loans	707,512	588,342	—	—	707,512	—
Short-term investments	7,141	7,141	5,477	1,664	—	—
Cash equivalents	210,920	210,912	210,169	751	—	—
Surplus notes	103,150	94,015	—	103,150	—	—
Separate account assets	29,744,142	29,744,142	5,896,776	23,841,446	5,920	—
Total financial assets	$55,655,378	$54,262,071	$7,233,742	$41,109,981	$7,311,655	$13,800

Deferred annuities	$2,324,624	$2,543,049	$—	$—	$2,324,624	$—
Other fund deposits	2,363,878	2,365,339	—	—	2,363,878	—
Supplementary contracts without
life contingencies	145,377	145,377	—	—	145,377	—
Annuity certain contracts	115,551	110,088	—	—	115,551	—
Borrowed money	45,174	45,000	—	—	45,174	—
Derivative liabilities (1)	287,239	287,239	23	287,216	—	—
Separate account liabilities	20,475,110	20,475,110	5,896,776	14,572,414	5,920	—
Total financial liabilities	$25,756,953	$25,971,202	$5,896,799	$14,859,630	$5,000,524	$—
(1) Included in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

The following table provides a summary of financial assets with a not practicable carrying value as of December 31, 2019:

	Carrying value	Effective interest rate	Maturity date	Explanation for investments held at cost
Common stock	$13,800	N/A	N/A	Nonmarketable FHLB membership
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value

The Company uses various methods and assumptions to estimate the fair value of financial assets and financial liabilities that are not carried at fair value on the statutory statements of admitted assets, liabilities and capital and surplus.

Refer to note 2 Summary of Significant Accounting Policies and note 6 Derivative Instruments for additional fair value disclosures concerning bonds, cash equivalents, other invested assets and derivatives.

When available, fair values of bonds and surplus notes of unrelated entities are based on quoted market prices of identical assets in active markets and are reflected in Level 1.

When quoted prices are not available, the Company’s process is to obtain prices from third party pricing services, when available. The Company generally receives prices from pricing services and maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. The Company’s primary pricing service has policies and processes to ensure that it is using objectively verifiable observable market data. The pricing service regularly reviews the valuation inputs for instruments covered and publishes and updates a summary of inputs used in its valuations by major type. The market inputs utilized in the pricing valuation depend on asset class and market conditions but typically include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. If the pricing service determines it does not have sufficient objectively verifiable information about an instrument’s valuation, it discontinues providing a valuation. In this instance, the Company would be required to produce its own internally modeled estimate of fair value.

Prices are reviewed by affiliated asset managers and management to validate reasonability. Instruments with validated prices from pricing services are generally reflected in Level 2. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the instrument remains within Level 2.

For instruments where quoted market prices are not available or the Company concludes the pricing information received from third party pricing services is not reflective of market activity - generally private placement bonds or bonds that do not trade regularly - a matrix pricing, discounted cash flow or other model is used. The pricing models are developed by obtaining spreads versus the U.S. Treasury yield for corporate bonds with varying weighted average lives and ratings. The weighted average life and rating of a particular instrument to be priced are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that instrument. The estimated market yield, liquidity premium, any adjustments for known credit risk, and other relevant factors are then used to estimate the fair value. Certain other valuations are based on independent non-binding broker quotes. Instruments valued using pricing models or broker quotes are reflected in Level 3.

Fair values of mortgage loans are based upon matrix pricing and discounted cash flows. Fair values of policy loans are estimated by discounting expected cash flows. The expected cash flows reflect an estimate for the timing of repayment of the loans and weighted average loan interest rates.

The fair value of deferred annuities and other fund deposits, which have guaranteed interest rates and surrender charges, were calculated using CARVM calculation procedures and current market interest rates. The Company believes this a reasonable approximation of fair value. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

The fair value of supplementary contracts without life contingencies and annuity certain contracts are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

The carrying amount of short-term borrowed money approximates the fair value. The fair value of long-term borrowed money is estimated based on primarily the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities.
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(4) Fair Value of Financial Instruments (Continued)

Financial Assets and Financial Liabilities Reported at Other Than Fair Value (Continued)

Certain separate account liabilities represent balances due to policyholders under contracts that are classified as investment contracts. Since these separate account liabilities are fully funded by the cash flows from the separate account assets which are recognized at estimated fair value, the value of those assets approximates the carrying and fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

(5) Investments

Bonds and Common Stocks

The Company’s bond portfolio consists primarily of public and private corporate bonds, mortgage and other asset-backed bonds and U.S. government and agency obligations.

The Company invests in private placement bonds to enhance the overall value of its portfolio, increase diversification and obtain higher yields than are possible with comparable publicly traded bonds. Generally, private placement bonds provide broader access to management information, strengthened negotiated protective covenants, call protection features and, frequently, improved seniority of collateral protection. Private placement bonds generally are only tradable subject to restrictions by federal and state securities laws and are, therefore, less liquid than publicly traded bonds.

The Company holds CMBS that may be originated by single or multiple issuers, which are collateralized by mortgage loans secured by income producing commercial properties such as office buildings, multi-family dwellings, industrial, retail, hotels and other property types.

The Company’s RMBS portfolio consists of pass-through securities, which are pools of mortgage loans collateralized by single-family residences and primarily issued by government sponsored entities (e.g., GNMA, FNMA and FHLMC), and structured pass-through securities, such as collateralized mortgage obligations, that may have specific prepayment and maturity profiles and may be issued by either government sponsored entities or “private label” issuers. The Company’s RMBS portfolio primarily contains loans made to borrowers with strong credit histories. The Company’s portfolio consisted of $2,084,242 and $1,743,331 agency backed RMBS and $42,564 and $42,788 non-agency backed RMBS as of December 31, 2020 and 2019, respectively. The Company’s RMBS portfolio also includes Alt-A mortgage loans to customers who have good credit ratings but have limited documentation for their source of income or some other standards used to underwrite the mortgage loan, and subprime residential loans to customers with weak credit profiles, including mortgages originated using relaxed mortgage-underwriting standards.

The Company’s asset-backed securities portfolio consists of securities collateralized by the cash flows of receivables relating to credit cards, automobiles, manufactured housing and other asset class loans.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The admitted asset value, gross unrealized gains and losses and estimated fair value of investments in bonds were as follows:

December 31, 2020	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$444,279	$12,616	$16	$456,879
Agencies not backed by the full faith
and credit of the U.S. government	784,404	67,523	192	851,735
Foreign government securities	15,428	1,858	—	17,286
Corporate securities	14,278,964	1,969,830	10,951	16,237,843
Asset-backed securities	708,125	18,125	4,977	721,273
CMBS	1,912,883	140,830	8,089	2,045,624
RMBS	2,126,806	143,768	325	2,270,249
Total	$20,270,889	$2,354,550	$24,550	$22,600,889

December 31, 2019	Admitted asset value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government securities	$545,386	$11,976	$114	$557,248
Agencies not backed by the full faith
and credit of the U.S. government	807,698	49,835	135	857,398
Foreign government securities	26,324	1,840	—	28,164
Corporate securities	12,471,875	942,646	11,800	13,402,721
Asset-backed securities	691,559	19,414	463	710,510
CMBS	1,743,322	62,154	699	1,804,777
RMBS	1,786,119	98,115	687	1,883,547
Total	$18,072,283	$1,185,980	$13,898	$19,244,365

The admitted asset value and estimated fair value of bonds at December 31, 2020, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Admitted asset value	Fair value
Due in one year or less	$351,448	$359,289
Due after one year through five years	4,455,509	4,836,930
Due after five years through ten years	4,237,897	4,711,664
Due after ten years	6,478,221	7,655,861
	15,523,075	17,563,744
Asset-backed and mortgage-backed securities	4,747,814	5,037,146
Total	$20,270,889	$22,600,890

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain bonds with a reported fair value lower than the amortized cost of the investment as follows:

	December 31, 2020
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$4,638	$4,654	$16	4
Agencies not backed by the full faith and credit of the U.S. government	20,701	20,893	192	4
Corporate securities	394,637	402,504	7,867	52
Asset-backed securities	178,106	182,998	4,892	47
CMBS	142,548	150,636	8,088	17
RMBS	93,569	93,894	325	13

	December 31, 2020
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Corporate securities	$31,705	$34,789	$3,084	13
Asset-backed securities	9,586	9,671	85	5
CMBS	—	1	1	2

	December 31, 2019
	Less than 12 months
	Fair value	Amortized cost	Unrealized losses	Security count
U.S. government securities	$56,853	$56,967	$114	9
Agencies not backed by the full faith and credit of the U.S. government	23,400	23,534	134	7
Corporate securities	438,956	444,610	5,654	89
Asset-backed securities	92,276	92,724	448	36
CMBS	107,788	108,469	681	6
RMBS	122,203	122,649	446	20

	December 31, 2019
	12 months or greater
	Fair value	Amortized cost	Unrealized losses	Security count
Agencies not backed by the full faith and credit of the U.S. government	$499	$500	$1	1
Corporate securities	105,678	111,824	6,146	32
Asset-backed securities	11,527	11,542	15	6
CMBS	2,674	2,692	18	7
RMBS	23,316	23,557	241	19

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

For bonds where the carrying value exceeds fair value, the Company expects to collect all principal and interest payments, excluding previously recorded OTTI. In determining whether an impairment is other than temporary, the Company evaluates its intent and need to sell a security prior to its anticipated recovery in fair value. The Company performs ongoing analysis of liquidity needs, which includes cash flow testing. Cash flow testing includes duration matching of the investment portfolio and policyholder liabilities. As of December 31, 2020, the Company does not intend to sell and does not believe that it will be required to sell investments with an unrealized loss prior to recovery.

The following paragraphs summarize the Company’s evaluation of investment categories where carrying value exceeds fair value as of December 31, 2020.

U.S. government securities are temporarily impaired due to current interest rates and not credit-related reasons. The Company expects to collect all principal and interest on these securities.

Agencies not backed by the full faith and credit of the U.S. government are temporarily impaired due to interest rates and not credit-related reasons. Although not backed by the full faith and credit of the U.S. government, these securities generally trade as if they are.

Unrealized losses related to corporate securities are due to interest rates that are higher, and current market spreads that are wider than at the securities’ respective purchase dates. The Company performed an analysis of the financial performance of the underlying issuers and determined that the entire amortized cost for each temporarily-impaired security is expected to be recovered.

Asset-backed securities, CMBS and RMBS are impacted by both interest rates and the value of the underlying collateral. The Company utilizes discounted cash flow models using outside assumptions to determine if an OTTI is warranted.

The Company’s CMBS portfolio had initial ratings of AA or higher and are diversified by property type and geographic location. The Company’s CMBS portfolio is primarily super senior and senior securities as opposed to mezzanine or below. Commercial real estate fundamentals have impacted most of the asset class and the Company has recognized OTTI when warranted. All CMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2020 were investment grade securities (BBB or better).

The Company’s RMBS portfolio primarily consists of residential mortgages to prime borrowers. As of December 31, 2020, 98.0% of the RMBS portfolio was invested in agency pass-through securities. All RMBS securities that were in an unrealized loss position for twelve months or longer as of December 31, 2020 were investment grade securities (BBB or better). Credit support for the RMBS holdings remains high.

At December 31, 2020 and 2019, bonds with a carrying value of $8,118 and $8,070, respectively, were on deposit with various regulatory authorities as required by law.

The common stock portfolio is managed with the objective of capturing long-term capital gains with a moderate level of current income. The carrying value of the Company’s common stock portfolio totaled $484,057 and $486,402 as of December 31, 2020 and 2019, respectively.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Bonds and Common Stocks (Continued)

The Company had certain common stocks with a reported fair value lower than the cost of the investment as follows:

	Less than 12 months
	Fair value	Cost	Unrealized losses	Security count
December 31, 2020	$65,547	$71,383	$5,837	45
December 31, 2019	30,124	32,556	2,432	25

	12 months or greater
	Fair value	Cost	Unrealized losses	Security count
December 31, 2020	$7,752	$9,919	$2,167	6
December 31, 2019	8,559	10,446	1,887	12

Common stocks with unrealized losses at December 31, 2020 primarily represent highly diversified publicly traded common stocks that have positive outlooks for near-term future recovery.

Mortgage Loans

The Company underwrites commercial mortgages on general purpose income producing properties and the Company has defined its portfolio segment as the commercial mortgage loan portfolio in total with the class segments defined as office buildings, retail facilities, apartment, industrial and other properties. Geographic and property type diversification is also considered in analyzing investment opportunities, as well as property valuation and cash flow. The mortgage loan portfolio totaled $4,591,098 and $4,148,884 at December 31, 2020 and 2019, respectively.

All of the Company’s commercial mortgage loan investments are managed and serviced directly by an affiliate, Securian AM. The Company currently does not hold any condominium commercial mortgage loan, construction, mezzanine or land loan investments.

The Company participates in programs to sell a percentage of ownership of certain newly originated mortgage loans to third parties in order to diversify and mitigate risk. These transactions are accounted for as sales and the portion of each asset sold is legally isolated from the Company with no exposure of loss. Securian AM services the assets for the third party. Certain portions of mortgage loans totaling $233,585 and $252,797 were sold during 2020 and 2019, respectively.

The following table shows the composition of the Company’s commercial mortgage loan portfolio, net of valuation allowances, by class as of December 31:

	2020	2019
Industrial	$1,407,185	$1,256,399
Office buildings	746,742	586,356
Retail facilities	1,109,523	1,091,984
Apartment	1,024,308	886,139
Other	303,340	328,006
Total	$4,591,098	$4,148,884
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Mortgage Loans (Continued)

If information is obtained on commercial mortgage loans that indicates a potential problem (likelihood of the borrower not being able to comply with the present loan repayment terms), the loan is placed on an internal surveillance list, which is routinely monitored by the Company. Among the criteria that would indicate a potential problem are: borrower bankruptcies, major tenant bankruptcies, loan relief/restructuring requests, delinquent tax payments, late payments, and vacancy rates.

A valuation allowance is established when it is probable that the Company will not be able to collect all amounts due under the contractual terms of the loan.

The following table provides a summary of the valuation allowance for the mortgage loan portfolio for the years ended December 31:

	2020	2019	2018
Balance at beginning of year	$194	$200	$204
Reduction in allowance	(6)	(6)	(4)
Balance at end of year	$188	$194	$200

As of December 31, 2020 and 2019, the Company had no delinquent mortgage loans.

The Company assesses the credit quality of its mortgage loan portfolio by reviewing the performance of its portfolio which includes evaluating its performing and nonperforming mortgage loans. Nonperforming mortgage loans include loans that are not performing to the contractual terms of the loan agreement. Nonperforming mortgage loans do not include restructured loans that are current with payments and thus are considered performing.

As of December 31, 2020 and 2019, there were no nonperforming loans.

There were two restructured loans with a total carrying value of $1,318 and $1,356 in the office buildings class at December 31, 2020 and 2019, respectively. For the years ended December 31, 2020, 2019 and 2018, the Company recognized total interest income of $69, $71 and $73, respectively, and recognized $69, $71 and $73, respectively, of interest income on a cash basis. There were no restructured loans that subsequently defaulted during 2020. The Company did not have any outstanding commitments to lend additional funds to borrowers with restructured loans as of December 31, 2020.

During 2020, the Company granted principal payment deferrals to certain borrowers impacted by COVID-19. These loan modifications were not considered troubled debt restructurings (TDR’s) based on our election to apply the provisions of Section 4013 of the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) or as they represent short-term or insignificant modifications based on our regular loan modification assessments or as permitted by regulatory guidance. There were no TDR’s for the year ended December 31, 2019.

Alternative Investments

Alternative investments primarily consist of private equity funds and mezzanine debt funds. Alternative investments are diversified by type, general partner, vintage year, and geographic location – both domestic and international.

The Company’s composition of alternative investments by type were as follows:

	December 31, 2020		December 31, 2019
	Carrying value	Percent of total	Carrying value	Percent of total
Alternative investments:
Private equity funds	$532,550	66.3%	$473,342	65.1%
Mezzanine debt funds	270,823	33.7%	253,554	34.9%
Total alternative investments	$803,373	100.0%	$726,896	100.0%

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Investment Income

Net investment income for the years ended December 31 was as follows:

	2020	2019	2018
Bonds	$740,664	$681,993	$617,612
Common stocks – unaffiliated	15,421	17,955	13,537
Mortgage loans	182,306	169,700	142,129
Policy loans	31,650	31,589	28,151
Short-term investments	2,089	4,703	3,858
Derivative instruments	14,082	2,003	2,426
Other invested assets	76,626	60,688	62,944
	1,062,838	968,631	870,657
Capitalization (amortization) of IMR	(5,150)	(7,576)	(4,702)
Investment expenses	(85,262)	(77,322)	(73,545)
Total	$972,426	$883,733	$792,410

Due and accrued income from non-admitted bonds, other invested assets and policy loans totaled $0, $4 and $2 in 2020, 2019 and 2018, respectively, and was excluded from net investment income.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) for the years ended December 31 were as follows:

	2020	2019	2018
Bonds	$40,583	$29,985	$(52,496)
Common stocks – unaffiliated	(18,579)	10,090	6,752
Foreign currency exchange	(694)	(344)	(361)
Derivative instruments	127,031	(27,435)	137,093
Other invested assets	33,486	24,064	57,376
	181,827	36,360	148,364
Amount transferred to (from) the IMR, net of taxes	(43,576)	(21,459)	43,515
Income tax expense	(52,420)	(55,196)	(5,459)
Total	$85,831	$(40,295)	$186,420

Gross realized gains (losses), on sales of bonds and unaffiliated common stocks for the years ended December 31 were as follows:

	2020	2019	2018
Bonds:
Gross realized gains	$78,046	$40,990	$17,070
Gross realized losses	(22,677)	(7,222)	(67,192)
Common stocks:
Gross realized gains	$20,961	$18,766	$18,383
Gross realized losses	(35,107)	(7,706)	(11,504)

Proceeds from the sales of bonds amounted to $1,805,184, $2,085,466, and $3,026,974 for the years ended December 31, 2020, 2019 and 2018, respectively.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Realized Capital Gains (Losses) (Continued)

The Company recognized no wash sales for the year ended December 31, 2020. The Company recognized the following wash sales on common stocks with a NAIC designation of 3 or below, or unrated for the years ended December 31:

	Number of transactions	Carry value of securities sold	Cost of securities repurchased	Gain / (Loss)
2019	39	$1,211	$1,188	$(11)

OTTI by asset type recognized in net realized capital gains (losses) for the years ended December 31 were as follows:

	2020	2019	2018
Bonds:
U.S. government securities	$803	$402	$523
Corporate securities	12,774	3,380	1,849
Asset-backed securities	1,207	—	—
RMBS	2	1	2
Common stocks	4,433	970	127
Other invested assets	11,424	3,303	4,232
Total OTTI	$30,643	$8,056	$6,733

In relation to loan-backed and structured securities, the Company recognized OTTI totaling $1,207 based on management’s intent to sell securities that were in an unrealized loss position during 2020. The Company did not recognize any OTTI on the basis of the intent to sell during 2019 or 2018. The Company also did not recognize any OTTI on the basis of the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis during 2020, 2019 or 2018. The remaining OTTI recorded in 2020, 2019 and 2018 on loan-backed and structured securities was due to the present value of cash flows expected to be collected being less than the amortized cost basis of the securities.

The following table summarizes loan-backed and structured securities held by the Company at December 31, 2020 for which the projected cash flows were less than the amortized cost basis, thereby resulting in an OTTI during 2020:

CUSIP	Book / adjusted carrying value amortized cost before OTTI	Present value of projected cash flows	Recognized OTTI	Amortized cost after OTTI	Fair value at time of OTTI	Date of financial statement where reported
073914C35	$2	$—	$1	$1	$—	12/31/2020
073914C27	1	—	—	1	—	12/31/2020

Net Unrealized Investment Gains (Losses)

Changes in unrealized capital gains (losses) for the years ended December 31 were as follows:

	2020	2019	2018
Bonds	$164	$556	$(14)
Common stocks – unaffiliated	6,071	66,298	(41,375)
Common stocks – affiliated	(497)	27,779	3,668
Other invested assets	57,636	3,331	25,195
Derivative instruments	121,279	430,422	(309,115)
Other	(6,307)	(6,127)	(6,467)
Deferred tax asset (liability)	(33,206)	(106,478)	70,304
Total	$145,140	$415,781	$(257,804)

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(5) Investments (Continued)

Net Unrealized Investment Gains (Losses) (Continued)

Cost and gross unrealized gains (losses) on unaffiliated common stocks at December 31 were as follows:

	2020	2019
Cost	$386,344	$394,760
Gross unrealized gains	105,717	95,950
Gross unrealized losses	(8,004)	(4,308)
Admitted asset value	$484,057	$486,402

(6) Derivative Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the OTC market. The Company currently enters into derivative transactions that do not qualify for hedge accounting, or in certain cases, elects not to utilize hedge accounting. The Company does not enter into speculative positions. Although certain transactions do not qualify for hedge accounting or the Company chooses not to utilize hedge accounting, they provide the Company with an assumed economic hedge, which is used as part of its strategy for certain identifiable and anticipated transactions. The Company uses a variety of derivatives including swaps, swaptions, futures, caps, floors, forwards and option contracts to manage the risk associated with changes in estimated fair values related to the Company’s financial assets and liabilities, to generate income and manage other risks due to the variable nature of the Company’s cash flows.

Freestanding derivatives are carried on the Company’s statutory statements of admitted assets, liabilities and capital and surplus within derivative instruments or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives and interest rate forwards or through the use of pricing models for OTC derivatives. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

The Company is exposed to various risks relating to its ongoing business operations, including interest rate risk, foreign currency risk and equity market risk. The Company uses a variety of strategies to attempt to manage these risks. The following table presents the notional amount, estimated fair value, and primary underlying risk exposure of the Company’s derivative financial instruments held:

		December 31, 2020			December 31, 2019
			Fair value			Fair value
Preliminary underlying risk exposure	Instrument type	Notional amount	Assets	Liabilities (1)	Notional amount	Assets	Liabilities (1)
Interest rate	Interest rate
	swaps	$796,000	$197,496	$—	$888,500	$95,844	$8,988
	Interest rate
	swaptions	—	—	—	1,810,000	10	—
	Interest rate
	futures	2,415,180	25	25	1,001,600	13	13
Equity market	Equity futures	674,456	11	11	598,097	5	5
	Equity options	14,306,920	1,194,884	705,669	13,892,683	749,316	278,233
Total derivatives		$18,192,556	$1,392,416	$705,705	$18,190,880	$845,188	$287,239

(1) The estimated fair value of all derivatives in a liability position is reported within other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The majority of the freestanding derivatives utilized by the Company, other than TBAs, are for specific economic hedging programs related to various annuity and life insurance product liabilities that have market risk. Management considers the sales growth of products and the volatility in the markets in assessing the trading activity for these programs.

Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

Interest rate swaptions are purchased by the Company to manage the impact of interest rate declines and sharply rising interest rates. An interest rate swaption allows the Company the option, but not the obligation, to enter into an interest rate swap at a future date with the terms established at the time of the purchase. There are two types of interest rate swaptions, payer swaptions and receiver swaptions. A payer swaption allows the holder to enter into a swap to pay the fixed rate and receive the floating rate. A receiver swaption allows the holder to enter into a swap to receive the fixed rate and pay the floating rate. The Company is trading in both types of swaptions. Swaptions require the payment of a premium when purchased. Swaptions are based on a specific underlying swap and have an exercise rate and an expiration date. A payer swaption would be exercised if the market swap rate is greater than the exercise rate at the expiration date and the value would be the present value of the difference between the market swap rate and exercise rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. A receiver swaption would be exercised if the market swap rate is less than the exercise rate at the expiration date and the value would be the present value of the difference between the exercise rate and market swap rate valued as an annuity over the remaining life of the underlying swap multiplied by the notional principal. In either case if market swap rates were unfavorable the swaption would be allowed to expire.

Interest rate futures are used by the Company to manage duration in certain portfolios within the general account of the Company. In exchange traded interest rate futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate futures are used primarily to economically hedge mismatches between the duration of the assets in a portfolio and the duration of liabilities supported by those assets, to economically hedge against changes in value of securities the Company owns or anticipates acquiring, and to economically hedge against changes in interest rates on anticipated liability issuances. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or economically hedge existing interest rate risk.

The Company holds TBA forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. A majority of the TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company’s TBA securities happen at a later date, thus extending the forward contract date.

Foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency in the specified future date.

Equity futures include exchange-traded equity futures as well as VIX futures. VIX futures are used by the Company to reduce the variance of its portfolio of equity assets. The VIX is the index of the implied volatility of the index options and represents the expected stock market volatility over the next 30 day period. In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily fair market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to economically hedge liabilities embedded in certain variable annuity products and certain equity indexed life products offered by the Company.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

Equity options are used by the Company to economically hedge certain risks associated with fixed indexed annuity and indexed universal life products that allow the holder to elect an interest rate return or a market component, where interest credited to the contracts is linked to the performance of an index. Certain contract holders may elect to rebalance index options at renewal dates. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees. The Company purchases equity options that are intended to be highly correlated to the portfolio allocation decisions of the contract holders with respect to returns for the current reset period.

Equity options are also used by the Company to economically hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To economically hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. In certain instances, the Company may enter into a combination of transactions to economically hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options.

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives:

	December 31, 2020
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$21,075	$14,082	$110,719
Interest rate swaptions	(985)	—	975
Interest rate futures	47,132	—	(2,000)
Foreign currency forwards	8	—	—
Equity futures	(88,940)	—	2,326
Equity options	148,741	—	9,259
Total gains recognized
from derivatives	$127,031	$14,082	$121,279

	December 31, 2019
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$2	$2,003	$76,183
Interest rate swaptions	(1,000)	—	400
Interest rate futures	(7,962)	—	(8,310)
TBAs	411	—	—
Foreign currency forwards	(6)	—	—
Equity futures	(51,876)	—	(19,219)
Equity options	32,996	—	381,368
Total gains (losses) recognized
from derivatives	$(27,435)	$2,003	$430,422

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(6) Derivative Instruments (Continued)

The following tables present the amount and location of gains (losses) recognized on the statutory statements of operations and capital and surplus from derivatives (Continued):

	December 31, 2018
	Net realized gains (losses)	Net investment income	Net change in unrealized capital gains and losses
Interest rate swaps	$1,288	$2,585	$(13,565)
Interest rate swaptions	(3,863)	—	808
Interest rate futures	(2,923)	—	1,136
Interest rate caps	—	(159)	159
TBAs	(79)	—	—
Foreign currency forwards	(15)	—	—
Equity futures	(8,611)	—	13,529
Equity options	151,296	—	(311,182)
Total gains (losses) recognized
from derivatives	$137,093	$2,426	$(309,115)

The Company’s gain (loss) from operations after considering the net realized capital gains (losses) and net change in unrealized capital gains (losses) on derivatives for the years ended December 31 is as follows:

	2020	2019	2018

Loss from operations before net realized capital gains (losses)	(110,678)	$(115,936)	$(111,694)
Net realized capital gains (losses) on derivatives	127,031	(27,435)	137,093
Net change in unrealized capital gains (losses) on derivatives	121,279	430,422	(309,115)
Tax impacts	(64,039)	(132,682)	59,877
Total	73,593	$154,369	$(223,839)

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are purchased through regulated exchanges, and positions are settled on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of that counterparty’s derivatives reaches a predetermined threshold. The Company received collateral from OTC counterparties in the amount of $518,281 and $502,124 at December 31, 2020 and 2019, respectively. Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the statutory statements of admitted assets, liabilities and capital and surplus. Credit agreements with counterparties permit the Company to sell or re-pledge this collateral; at December 31, 2020 and 2019, none of the collateral had been sold or re-pledged. The Company delivered collateral in the amount of $207,855 and $120,539 at December 31, 2020 and 2019, respectively. The Company maintained ownership of any collateral delivered. Securities collateral pledged by the Company is reported in bonds on the statutory statements of admitted assets, liabilities and capital and surplus.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts

Separate account assets represent segregated funds administered by an unaffiliated asset management firm. These segregated funds are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company’s pension, variable annuity and variable life insurance policyholders and contractholders.

The Company has no indexed separate accounts. Business relating to non-indexed separate accounts with minimum death benefits, in which an additional reserve is held in the Company’s general account, is included in the non-guaranteed column below.

Information regarding the separate accounts of the Company was as follows:

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Premiums, considerations or deposits
for year ended December 31, 2020	$—	$—	$3,733,687	$3,733,687

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2020
For accounts with assets at:
Fair value	$599,668	$—	$29,031,201	$29,630,869

	Non-indexed guarantee less than / equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed	Total
Reserves at December 31, 2020
By withdrawal characteristics:
With fair value adjustment	$549,068	$—	$—	$549,068
At fair value	28,455	—	29,014,837	29,043,292
Not subject to discretionary
withdrawal	22,145	—	16,364	38,509
Total	$599,668	$—	$29,031,201	$29,630,869

The Company also has no separate accounts, which would be disclosed by withdrawal characteristics, at book value without market value adjustments and with surrender charges.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(7) Separate Accounts (Continued)

Reconciliation of net transfer to (from) separate accounts:

2020
Transfers as reported in the summary of operations of the
Annual Statement of the Separate Accounts:
Transfers to separate accounts	$3,733,687
Transfers from separate accounts	(7,035,088)
Net transfers to (from) separate accounts	(3,301,401)

Reconciling adjustments:
Investment expenses and other activity not included in transfers out in
Annual Statement of the Separate Accounts	(169,412)
Transfer included on Line 8.1 of the Life, Accident & Health Annual Statement	263,419
Fees associated with charges for investment management and contract guarantees	(109,198)
CRVM allowance related to adjustment per note 23	3,781
Total reconciling adjustments	(11,410)
Total transfers reported in the statutory statements of operations	$(3,312,811)

(8) Federal Income Taxes

Federal income tax expense (benefit) varies from amounts computed by applying the federal income tax rate of 21% to the gain from operations before federal income taxes. The reasons for this difference and the tax effects thereof for the years ended December 31 were as follows:

	2020	2019	2018
Provision computed at statutory rate	$5,340	$(14,511)	$8,213
IMR amortization	1,082	1,591	987
Dividends received deduction	(24,033)	(22,393)	(21,686)
Tax credits	(13,410)	(10,387)	(7,903)
Policyholder liabilities	—	—	(2,133)
Non-admitted assets	(2,483)	(3,948)	(3,080)
Change in valuation allowance	156,000	—	—
Expense adjustments and other	(2,557)	(2,850)	(233)
Total tax	$119,939	$(52,498)	$(25,835)

Federal income tax expense (benefit)	$(45,725)	$10,477	$2,442
Tax on capital gains/losses	52,420	55,196	5,459
Change in net deferred income taxes	113,244	(118,171)	(33,736)
Total statutory income taxes	$119,939	$(52,498)	$(25,835)

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The components of income tax expense (benefit) for the years ended December 31 were as follows:

	2020	2019	2018
Tax on income	$(44,183)	$34,423	$16,278
Tax credits	(13,410)	(10,387)	(7,903)
Tax on capital gains/losses	52,420	55,196	5,459
Other taxes	11,868	(13,559)	(5,933)
Total income tax expense	$6,695	$65,673	$7,901

The components of the net deferred tax asset as of December 31 were as follows:

December 31, 2020	Ordinary	Capital	Total
Gross deferred tax assets	$271,579	$79,026	$350,605
Deferred tax assets non-admitted	—	—	—
	271,579	79,026	350,605
Deferred tax liabilities	(194,006)	(69,081)	(263,087)
Net admitted deferred tax asset	$77,573	$9,945	$87,518

December 31, 2019	Ordinary	Capital	Total
Gross deferred tax assets	$418,484	$63,999	$482,483
Deferred tax assets non-admitted	(37,900)	—	(37,900)
	380,584	63,999	444,583
Deferred tax liabilities	(164,729)	(60,033)	(224,762)
Net admitted deferred tax asset	$215,855	$3,966	$219,821

	Change ordinary	Change capital	Change total
Gross deferred tax assets	$(146,905)	$15,027	$(131,878)
Deferred tax assets non-admitted	37,900	—	37,900
	(109,005)	15,027	(93,978)
Deferred tax liabilities	(29,277)	(9,048)	(38,325)
Net admitted deferred tax asset	$(138,282)	$5,979	$(132,303)

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The amounts of adjusted gross deferred tax assets admitted as of December 31 were as follows:

December 31, 2020	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$39,339	$39,339
Adjusted gross deferred tax assets expected to be realized within three years	112,459	11,614	124,073
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	159,120	28,073	187,193
Deferred tax assets admitted	$271,579	$79,026	$350,605

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2020 was $483,670.

December 31, 2019	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$37,512	$37,512
Adjusted gross deferred tax assets expected to be realized within three years	175,582	6,727	182,309
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	205,002	19,760	224,762
Deferred tax assets admitted	$380,584	$63,999	$444,583

The adjusted gross deferred tax asset allowed per limitation threshold as of December 31, 2019 was $432,982.

The ratio percentages used to determine the recovery period and threshold limitation amounts and the amount of adjusted capital and surplus used to determine recovery period and threshold limitation as of December 31 were as follows:

	2020	2019
Ratio percentage	995%	924%
Capital and surplus used	$3,224,466	$2,886,544

As of December 31, 2020 the availability of tax planning strategies resulted in an increase of the Company’s adjusted gross deferred tax asset by approximately 7% of which all of which was ordinary for tax purposes. As of December 31, 2019, the availability of tax planning strategies did not result in a change in the Company’s deferred tax asset.

The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 11% as of December 31, 2020 most of which was ordinary for tax purposes. The availability of tax planning strategies increased the Company’s net admitted deferred tax assets by approximately 2% as of December 31, 2019 of which all was ordinary for tax purposes.

The Company did not use any reinsurance tax planning strategies.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

The tax effects of temporary differences that give rise to the Company’s net deferred federal tax asset as of December 31 were as follows:

	2020	2019
Deferred tax assets:
Ordinary:
Policyholder liabilities	$180,218	$192,472
Investments	203	203
Deferred acquisition costs	176,699	167,563
Pension and postretirement benefits	20,890	16,318
Non-admitted assets	34,823	32,341
Other	14,746	9,587
Gross ordinary deferred tax assets	427,579	418,484
Valuation allowance	(156,000)	—
Non-admitted ordinary deferred tax assets	—	(37,900)
Admitted ordinary deferred tax asset	271,579	380,584
Capital:
Investments	77,287	63,092
Net unrealized capital losses	1,739	907
Gross capital deferred tax assets	79,026	63,999
Non-admitted capital deferred tax assets	—	—
Admitted capital deferred tax asset	79,026	63,999
Admitted deferred tax assets	350,605	444,583

Deferred tax liabilities:
Ordinary:
Investments	85,747	59,267
Fixed assets	8,753	10,747
Deferred and uncollected premium	19,461	8,436
Policyholder liabilities	41,221	45,087
Computer software	10,427	9,327
Other	28,397	31,865
Gross ordinary deferred tax liabilities	194,006	164,729
Capital:
Investments	24	78
Net unrealized capital gains	69,057	59,955
Gross capital deferred tax liabilities	69,081	60,033
Gross deferred tax liabilities	263,087	224,762
Net deferred tax asset	$87,518	$219,821
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

As of December 31, 2020, management determined that a valuation allowance was required for those gross deferred tax items based on managements' assessment that it is more likely than not that these deferred tax items will not be realized through future reversals of existing taxable temporary differences and future taxable income. As of December 31, 2019 management determined that a valuation allowance was not required for these gross deferred tax items based on management’s assessment that it is more likely than not that these deferred tax items will be realized through future reversals of existing taxable temporary differences and future taxable income. There are no differences for which deferred tax liabilities are not recognized.

The change in net deferred income taxes is comprised of the following:

	2020	2019	Change
Total deferred tax assets	$350,605	$482,483	$(131,878)
Total deferred tax liabilities	(263,087)	(224,762)	(38,325)
Change in net deferred income tax	$87,518	$257,721	(170,203)
Tax effect of deferred tax asset / deferred tax
liability on unrealized capital gains (losses)			33,206
Deferred gain from reinsurance			4,876
Tax effect of deferred tax asset on liability for
pension benefits			(990)
Net change in deferred income tax			(133,111)
Tax effect of deferred tax asset on statutory goodwill			(431)
Tax effect of reserve surplus adjustment on deferred tax
asset			20,298
Change in net deferred income tax asset			$(113,244)

As of December 31, 2020, the Company had no net operating loss carryforwards, capital loss carryforwards or tax credit carryforwards. Total capital income taxes incurred in the current and prior years of $39,339 are available for recovery in the event of future net losses.

No aggregate deposits were reported as admitted assets under Section 6603 of the IRS Code as of December 31, 2020.

A reconciliation of the beginning and ending balances of unrecognized tax benefits are as follows:

	2020	2019
Balance at beginning of year	$2,984	$3,604
Additions based on tax positions related to current year	390	300
Additions (reductions) for tax positions of prior years	(2,289)	(920)
Balance at end of year	$1,085	$2,984

Included in the balance of unrecognized tax benefits at December 31, 2020 are potential benefits of $1,085 that, if recognized, would affect the effective tax rate on income from operations.

As of December 31, 2020, accrued interest and penalties of $27 are recorded as current income tax liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and $(161) is recognized as a current income tax benefit on the statutory statements of operations.

At December 31, 2020, the Company does not expect a significant increase in tax contingencies within the next 12 months.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(8) Federal Income Taxes (Continued)

All tax years through 2014 are closed.  A limited scope audit of the Company’s 2015-2017 tax years was completed in 2020 and approved by the Joint Committee on Taxation. In connection with the audit, the Statute of Limitations for expiring tax years was extended to March 31, 2021. On February 16, 2021, the Company was notified of the IRS’s intent to audit the Company’s 2018 consolidated federal income tax return. The Company believes that any additional taxes assessed or refunded as a result of examination will not have a material impact on its financial position. The IRS has not stated an intention to audit the Company's 2019 consolidated tax return.

(9) Related Party Transactions

The Company has investment advisory agreements with an affiliate, Securian AM. Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $34,893, $31,830 and $27,095 in 2020, 2019 and 2018, respectively. As of December 31, 2020 and 2019, the amount due to Securian AM under these agreements was $15,987 and $13,530, respectively.

The Company also has an agreement with SFS, an affiliated broker-dealer. Under this agreement, SFS is the distributor of the Company’s fixed and variable annuity, variable life and certain life and certain life and annuity indexed products. Fees paid by the Company for the performance of compliance functions for these products totaled $1,423, $1,304 and $1,152 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company also recognized commission expense of $73,920, $90,644 and $95,955 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company recognized commissions payable to SFS in the amounts of $1,840 and $2,067 at December 31, 2020 and 2019, respectively.

Under an assignment agreement with SFS, 12(b)-1 fees from the affiliated Securian Funds Trust Funds and the Waddell & Reed Target Portfolios are transferred to the Company. For the years ended December 31, 2020, 2019 and 2018, the amounts transferred were $16,339, $16,545 and $16,577, respectively and is included in other income in the statements of operations.

The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, employee compensation, advertising and promotion, and other administrative expenses, which the Company incurs on behalf of its affiliates. At December 31, 2020 and 2019, the amount payable to the Company was $37,033 and $15,586, respectively. The amount of expenses incurred by and reimbursed to the Company for the years ended December 31, 2020, 2019 and 2018 were $135,425, $157,375 and $116,194, respectively. In addition, the Company has an agreement with SFG for employee compensation related expenses which SFG incurs on behalf of the Company. The amount of expenses incurred by and reimbursed to SFG by the Company for the year ended December 31, 2020, 2019 and 2018 was $14,379, $14,728 and $2,605, respectively, and the amount payable to SFG at December 31, 2020 and 2019 was $23,680 and $15,497, respectively. Settlements are made quarterly.

The Company has two group variable universal life policies with SFG. The Company received premiums of $7,600, $7,600 and $8,640 in 2020, 2019 and 2018, respectively, for these policies. The Company paid claims totaling $2,034 in 2020. No claims were paid during 2019. The Company paid claims totaling $1,741 in 2018. As of December 31, 2020 and 2019, reserves held under these policies were $101,137 and $88,296, respectively.

Allied provides its customers with certain insurance coverage that is underwritten by the Company. The Company paid commissions related to these policies in the amount of $12,674, $11,544 and $10,844 in 2020, 2019 and 2018, respectively.

CRI Securities, LLC, an affiliated broker-dealer, received commission payments from the Company for certain variable life products sold by registered representatives in the amount of $2,844, $3,081 and $3,514 in 2020, 2019 and 2018, respectively.

The Company has an agreement with Securian Life, whereby the Company may issue an individual life policy to certain individuals converting from a group life insurance policy issued by Securian Life or Securian Life may issue an individual life policy to certain individuals converting from a group life insurance policy issued by the Company. Upon issuance of the individual life policy, the Company either receives from or pays to Securian Life a conversion charge. For the years ended December 31, 2020, 2019 and 2018, the Company recognized $659, $1,063 and $5,128, respectively of net income from conversions. The amount receivable from Securian Life at December 31, 2020 and 2019 was $150 and $351, respectively. These amounts are settled quarterly.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

The Company has an agreement with Securian Life, whereby Securian Life assigns the rights to its profit commission from unrelated third party reinsurers based on its underlying mortality experience to the Company in exchange for a fixed percentage allowance based on the premium reinsured. Under this agreement, which is settled quarterly, the Company recognized expenses of $21,581, $11,533 and $12,860 recorded in general insurance expenses and taxes on the statement of operations for the years ended December 31, 2020, 2019 and 2018, respectively, and the amount (receivable from) payable to Securian Life at December 31, 2020 and 2019 was $1,661 and $857, respectively. Depending on Securian Life’s mortality experience in any given year, the fixed percentage allowance paid by the Company can be favorable or unfavorable in relation to the profit commission Securian Life has forgone from the unrelated third party reinsurer and assigned to the Company.

The Company sells a percentage of ownership of newly originated mortgage loans to Securian Life. For the years ended December 31, 2020 and 2019, the Company sold $38,700 and $25,100, respectively, of mortgage loans to Securian Life.

The Company has a reinsurance agreement with Securian Life, whereby the Company assumes certain Group business from Securian Life. Activity is settled monthly. As of December 31, the Company recognized the following amounts on the statutory statements of admitted assets, liabilities and capital and surplus related to this agreement with Securian Life:

	2020	2019
Admitted assets:
Premiums deferred and uncollected	$134,709	$118,409
Total assets	$134,709	$118,409

Liabilities
Policy reserves:
Life insurance	86,588	73,891
Accident and health	1,636	1,400
Policy claims in process of settlement	249,517	184,625
Other policy liabilities	807	445
Accrued commissions and expenses	11,025	9,687
Total liabilities	$349,573	$270,048

For the years ending December 31, the Company recognized the following activity, before federal income tax expense (benefit), related to this agreement within the following line items of the statutory statements of operations:

	2020	2019	2018
Revenues:
Premiums	$749,824	$702,167	$637,616
Total revenues	749,824	702,167	637,616

Benefits and expenses:
Policyholder benefits	742,745	593,333	562,402
Commission expense	61,860	57,929	56,184
Total benefits and expenses	804,605	651,262	618,586
Net income (loss)	$(54,781)	$50,905	$19,030

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(9) Related Party Transactions (Continued)

Effective October 1, 2020, the Company entered into a reinsurance agreement with 1880 Reinsurance Company (1880 Re), a wholly owned subsidiary of SFG, whereby 1880 Re assumes certain Group business from the Company. Activity is settled quarterly. As of December 31, the Company recognized the following amounts on the statutory statement of admitted assets, liabilities, and capital and surplus related to this agreement with 1880 Re:

2020
Admitted assets:
Premiums deferred and uncollected	$48,622
Other assets	30,579
Total assets	$79,201

Liabilities
Policy reserves:
Life insurance	$1,606
Policy claims in process of settlement	51,336
Other policy liabilities	30,624
Accrued commissions and expenses	1,679
Total liabilities	$83,566

For the year ending December 31, the Company recognized the following activity, before federal income tax expense (benefit). related to this agreement within the following line items of the statutory statements of operations:

2020
Revenues:
Premiums	$(47,984)
Total revenues	$(47,984)

Benefits and expenses:
Policyholder benefits	52,348
Commission expense	1,679
Total benefits and expenses	54,027
Net income (loss)	$6,043

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(10) Liability for Unpaid Accident and Health Claims and Claim Adjustment Expenses

Activity in the liability for unpaid accident and health claims and claim adjustment expenses, which is included within accident and health policy reserves and policy claims in process of settlement on the statutory statements of admitted assets, liabilities and capital and surplus, is summarized as follows:

	2020	2019	2018
Balance at January 1	$639,574	$600,802	$613,399
Less: reinsurance recoverable	518,958	493,136	526,764
Net balance at January 1	120,616	107,666	86,635
Incurred related to:
Current year	140,442	154,762	119,526
Prior years	(14,501)	(15,049)	7,564
Total incurred	125,941	139,713	127,090
Paid related to:
Current year	62,617	74,252	51,180
Prior years	64,477	52,511	54,879
Total paid	127,094	126,763	106,059
Net balance at December 31	119,463	120,616	107,666
Plus: reinsurance recoverable	509,225	518,958	493,136
Balance at December 31	$628,688	$639,574	$600,802

The liability for unpaid accident and health claim adjustment expenses as of December 31, 2020 and 2019 was $3,095 and $3,337, respectively, and is included in the table above.

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred increased (decreased) $(14,501), $(15,049), $7,564 in 2020, 2019 and 2018, respectively. The changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim adjustment expenses.

The Company incurred $2,290 and paid $2,532 of claim adjustment expenses in the current year, of which $821 of the paid amount was attributable to insured and covered events of prior years.

(11) Business Combinations and Goodwill

Aggregate goodwill related to acquisitions made in prior years was $24,883 and $31,104 as of December 31, 2020 and 2019, respectively, and is included in other invested assets on the statutory statements of assets, liabilities and capital and surplus. Goodwill amortization was $6,221, $6,221 and $6,384 for the year ended December 31, 2020, 2019 and 2018, respectively.

(12) Pension Plans and Other Retirement Plans

Pension and Other Postretirement Plans

The Company has a non-qualified non-contributory defined benefit retirement plan covering certain agents. Benefits are based upon years of participation and the agent's adjusted annual compensation.

The Company also has a postretirement plan that provides certain health care and life insurance benefits to retired agents. Eligibility is determined by age at retirement and years of service. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The change in the benefit obligation and plan assets for the Company’s plans as of December 31 was calculated as follows:

	Pension benefits		Other benefits
	2020	2019	2020	2019
Change in benefit obligation:
Benefit obligation at
beginning of year	$48,036	$43,688	$4,931	$4,493
Service cost	—	—	167	157
Interest cost	1,826	2,033	147	182
Actuarial loss	4,445	4,858	70	306
Benefits paid	(2,299)	(2,543)	(183)	(207)
Benefit obligation at
end of year	$52,008	$48,036	$5,132	$4,931

Change in plan assets:
Fair value of plan assets at
beginning of year	$48,750	$47,134	$—	$—
Actual return on plan assets	1,419	1,609	—	—
Employer contribution	2,307	2,550	183	207
Benefits paid	(2,299)	(2,543)	(183)	(207)
Fair value of plan assets at
end of year	$50,177	$48,750	$—	$—

Funded status	$(1,831)	$714	$(5,132)	$(4,931)

Assets:
Prepaid plans assets	$—	$11,676	$—	$—
Overfunded plan assets	—	(10,962)	—	—
Total assets	—	714	—	—
Liabilities recognized:
Accrued benefit costs	(13,107)	—	7,626	8,163
Liability for benefits	14,938	—	(2,494)	(3,232)
Total liabilities recognized	$1,831	$—	5,132	$4,931

Unrecognized liabilities	$14,938	$(714)	$(2,494)	$(3,232)

Weighted average assumptions
used to determine benefit
obligations:
Discount rate	2.39%	3.29%	2.45%	3.32%
Rate of compensation increase	0.00%	0.00%	0.00%	0.00%

Weighted average assumptions
used to determine net periodic
benefit costs:
Expected long-term return on
plan assets	3.75%	3.75%	- %	- %
Discount rate	3.29%	4.34%	3.32%	4.34%
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

	Pension benefits		Other benefits
	2020	2019	2020	2019
Components of net periodic
benefit costs:
Service cost	$—	$—	$167	$157
Interest cost	1,826	2,033	147	182
Expected return on plan assets	(1,828)	(1,767)	—	—
Amount of prior service cost
recognized	—	—	(478)	(478)
Amount of recognized actuarial
loss (gain)	877	201	(190)	(220)
Net periodic benefit cost	$875	$467	$(354)	$(359)

Amounts in unassigned surplus
recognized as components of net
periodic benefit costs:
Items not yet recognized as a
component of net periodic benefit
cost – prior year	$10,962	$6,146	$(3,232)	$(4,236)
Net prior service (cost) credit
recognized	—	—	478	478
Net loss arising during the period	4,853	5,017	70	306
Net gain (loss) recognized	(877)	(201)	190	220
Items not yet recognized as a
component of net periodic benefit
cost – current year	$14,938	$10,962	$(2,494)	$(3,232)

Amounts in unassigned surplus
expected to be recognized in the
next fiscal year as components
of net periodic benefit cost:
Net prior service cost (credit)	$—	$—	$(478)	$(478)
Net recognized (gains) losses	1,391	870	(125)	(151)

Accumulated benefit obligation	$52,008	$48,036	$5,132	$4,931

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Pension and Other Postretirement Plans (Continued)

The Company updated its assumptions as of December 31, 2020 and December 31, 2019 with respect to its pension and postretirement benefit obligations after a review of plan experience. The impacts related to assumption changes are a component of the net actuarial gain (loss).

Estimated future benefit payments for pension and other postretirement benefits:

	Pension	Other
	benefits	benefits
2021	$2,827	$241
2022	2,898	257
2023	3,011	272
2024	3,004	271
2025	2,948	274
2026-2030	14,470	1,382

For measurement purposes, a 6.30% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2020. The rate was assumed to decrease gradually to 3.80% for 2075 and remain at that level thereafter.

The assumptions presented herein are based on pertinent information available to management as of December 31, 2020 and 2019. Actual results could differ from those estimates and assumptions

Historical rates of return for individual asset classes and future estimated returns are used to develop expected rates of return. These rates of return are applied to the plan’s investment policy to determine a range of expected returns. The expected long-term rate of return on plan assets is selected from this range.

The Company’s non-contributory defined benefit plan’s assets were allocated 100% to the insurance company general account at both December 31, 2020 and 2019. The insurance company general account represents assets held with the general account of the Company. These assets principally consist of bonds, commercial mortgage loans and common stocks.

In accordance with authoritative accounting guidance, the Company groups pension and other postretirement plans financial assets and financial liabilities into a three-level hierarchy for valuation techniques used to measure their fair value based on whether the valuation inputs are observable or unobservable. Refer to note 4 Fair Value of Financial Instruments for further discussion on these levels.

The following tables summarize the Company’s pension benefit plans’ financial assets measured at fair value:

December 31, 2020	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$50,177	$50,177

December 31, 2019	Level 1	Level 2	Level 3	Total
Insurance company general
account	$—	$—	$48,750	$48,750

Insurance company general account

Deposits in the insurance company general account are stated at cost plus accrued interest, which represents fair value. These assets principally consist of fixed maturity securities, commercial mortgage loans and equity securities are classified as Level 3.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(12) Pension Plans and Other Retirement Plans (Continued)

Profit Sharing Plans

The Company also has a profit sharing plan covering substantially all agents. The Company’s contribution is made as a certain percentage based on voluntary contribution rate and applied to each eligible agent’s annual contribution. The Company recognized contributions to the plan during 2020, 2019 and 2018 of $1,186, $1,460 and $1,351, respectively.

(13) Capital and Surplus and Dividends

During the year ended December 31, 2020, the Company declared and paid dividends to SFG consisting of common stock in the amount of $1,967. During the year ended December 31, 2018, the Company declared and paid dividends to SFG consisting of common stocks in the amount of $9,647.

Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Minnesota Department of Commerce. Based on these limitations and 2020 statutory results, the maximum amount available for the payment of dividends during 2021 by Minnesota Life Insurance Company without prior regulatory approval is $336,361.

For the year ended December 31, 2020 and 2019, respectively, there were no capital contributions from SFG to the Company. For the year ended December 31, 2018, the Company received capital contributions from SFG consisting of cash in the amount of $11,500 and common stock in the amount of $8,507.

Other than noted above, there are no restrictions placed on the Company’s unassigned surplus, including for whom the surplus is being held.

The Company is required to meet certain minimum risk-based capital (RBC) requirements, which are imposed by the respective state of domicile. The formulas within the RBC calculation were developed by the NAIC. The RBC requirements were designed to monitor capital adequacy and to raise the level of protection for policyholders. Companies that have an RBC ratio below certain trigger points are required to take specified corrective action. The Company exceeded the minimum RBC requirements for the years ended December 31, 2020 and 2019.

(14) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible. At December 31, 2020 and 2019, policy reserves are reflected net of reinsurance ceded of $1,332,500 and $1,344,783, respectively.

Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The effect of reinsurance on premiums and annuity considerations for the years ended December 31 was as follows:

	2020	2019	2018
Direct premiums and annuity considerations	$7,896,662	8,882,759	$7,617,352
Reinsurance assumed	774,621	728,074	662,543
Reinsurance ceded	(1,007,623)	(988,690)	(733,257)
Total premiums and annuity considerations	$7,663,660	$8,622,143	$7,546,638

The Company has reinsurance agreements with Securian Life and 1880 Re as discussed in detail in note 9 Related Party Transactions which are included in the reinsurance assumed and ceded information above, respectively.

The Company has an Aggregate Stop Loss reinsurance program, in conjunction with Securian Life with a 125% Loss Ratio attachment point and $110 million of available coverage capacity. No reinsurance credit has been recorded for this program for the years ended December 31, 2020, 2019 and 2018.
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(14) Reinsurance (Continued)

Reinsurance recoveries on ceded reinsurance contracts were $952,825, $739,150 and $569,139 during 2020, 2019 and 2018, respectively.

As of December 31, 2020, the Company owned in excess of 10% or controlled either directly or indirectly the following reinsurers:

Company representative	Reinsurer
Agent of the Company	Argent Reinsurance, LTD
Agent of the Company	Futural Life Insurance Company
Agent of the Company	WFI Reinsurance, LTD
Agent of the Company	Atlantic Security Life Insurance Company, LTD
Administrative representative of the Company	Southwest Business Corporation

(15) Commitments and Contingencies

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will likely not have a material adverse effect on operations or the financial position of the Company.

The Company has long-term commitments to fund alternative investments and real estate investments totaling $502,434 as of December 31, 2020. The Company estimates that $201,000 of these commitments will be invested in 2021, with the remaining $301,434 invested over the next four years.

As of December 31, 2020, the Company had committed to originate mortgage loans totaling $368,420 but had not completed the originations.

As of December 31, 2020, the Company had committed to purchase bonds totaling $85,350 but had not completed the purchase transactions.

The Company has a 100% coinsurance agreement for its individual disability line. Under the terms of this agreement, assets supporting the reserves transferred to the reinsurer are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. At December 31, 2020 and 2019, the assets held in trust were $566,904 and $536,034, respectively. These assets are not reflected in the accompanying statements of admitted assets, liabilities and capital and surplus.

In connection with the dissolution of MIMLIC Life Insurance Company, the Company has agreed to guarantee all obligations and liabilities of MIMLIC Life Insurance Company that arise in the normal course of business. Management does not consider an accrual necessary relating to this guarantee.

The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2020 and 2019, this liability was $606 and $565, respectively. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $3,372 and $3,665 as of December 31, 2020 and 2019, respectively. These assets are being amortized over a five-year period.

(16) Leases

The Company leases space in downtown St. Paul to unaffiliated companies. Commitments to the Company from these agreements are as follows: 2021, $1,388; 2022, $993; 2023, $833; 2024, $662; 2025, $580. Income from these leases was $2,575, $3,200 and $3,754 for the years ended December 31, 2020, 2019 and 2018, respectively, and is reported in net investment income on the statutory statements of operations.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(17) Borrowed Money

The Company has entered into a membership agreement with the Federal Home Loan Bank of Des Moines (FHLB), providing an efficient way to set up a borrowing facility with access to low cost funding. The total borrowing capacity is dependent on the amount and type of Company assets. As of December 31, 2020, the Company had entered into agreements with face amount and carrying value totaling $95,000, which are recorded in other liabilities on the statutory statements of admitted assets, liabilities and capital and surplus and are not subject to prepayment penalties. The outstanding borrowings at December 31, 2020 have a maturity of seven and three years with principal due at those times. Interest rates are determined at the reset date and ranged from 0.44% to 2.39% during 2020. The Company paid $2,178, $3,248 and $5,364 in interest in 2020, 2019 and 2018, respectively, and accrued interest of $36 and $174 at December 31, 2020 and 2019, respectively, which are recorded in other liabilities and accrued commissions and expenses, respectively on the statutory statements of admitted assets, liabilities and capital and surplus. During 2020 and 2019, the maximum amount borrowed from the FHLB was $595,000 and $145,000, respectively.

The Company pledged general account bonds with a carrying value and fair value of $2,101,165 and $2,279,804, respectively, as collateral for FHLB borrowings as of December 31, 2020. At that time, the Company had the capacity for either long-term or short-term borrowings of approximately $1,866,982 without pledging additional collateral. If the fair value of the pledged collateral falls below the required collateral for the outstanding borrowed amount, the Company is required to pledge additional collateral. The carrying value and fair value of the maximum amount of general account collateral pledged to the FHLB during 2020 was $2,420,468 and $2,246,693, respectively.

As of December 31, 2020 and 2019, the Company held FHLB Class A membership stock of $10,000. The FHLB activity stock was $3,800 at December 31, 2020 and 2019. The FHLB stock is carried at cost and is recorded in common stocks on the statutory statements of admitted assets, liabilities and capital and surplus.

(18) Surplus Notes

In September 1995, the Company issued surplus notes with a face value of $125,000, at 8.25%, due in September 2025. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1993, underwritten by Goldman, Sachs & Co. and CS First Boston, and are administered by the Company as registrar/paying agent. At December 31, 2020 and 2019, the balance of the surplus notes was $118,000.

The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce. The accrued interest was $2,832 as of December 31, 2020 and 2019. The interest paid in 2020, 2019 and 2018 was $9,735. The total accumulated interest paid over the life of the note as of December 31, 2020 was $257,604. Interest is included in net investment income in the statutory statements of operations.

(19) Retrospectively Rated Contracts

The Company estimates accrued retrospective premium adjustments for its group life and accident and health insurance business through a mathematical approach using an algorithm of the financial agreements in place with clients.

The amount of net premiums written by the Company at December 31, 2020 that are subject to retrospective rating features was $615,074 which represented 33.6% of the total net premiums written for group life and accident and health. No other net premiums written by the Company are subject to retrospective rating features.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

Individual Annuities

December 31, 2020	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$781,100	$526,997	$—	$1,308,097	13.3%
At book value less current surrender charges
of 5% or more	569,805	—	—	569,805	5.8%
At fair value	—	28,455	6,326,300	6,354,755	64.7%
Total with market value adjustment or at fair
value	1,350,905	555,452	6,326,300	8,232,657	83.8%
At book value without adjustment	762,501	—	—	762,501	7.8%
Not subject to discretionary withdrawal	785,215	22,145	16,364	823,724	8.4%
Total	$2,898,621	$577,597	$6,342,664	$9,818,882	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$47,533	$—	$—	$47,533

Group Annuities

December 31, 2020	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$4,070,318	$—	$—	$4,070,318	15.7%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	19,022,874	19,022,874	73.2%
Total with market value adjustment or at fair
value	4,070,318	—	19,022,874	23,093,192	88.9%
At book value without adjustment	11,894	—	—	11,894	0.0%
Not subject to discretionary withdrawal	2,887,888	—	—	2,887,888	11.1%
Total	$6,970,100	$—	$19,022,874	$25,992,974	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(20) Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics (Continued)

Deposit Type Contracts

December 31, 2020	General account	Separate account with guarantees	Separate account non-guaranteed	Total	% of total
Subject to discretionary withdrawal:
With market value adjustment	$—	$—	$—	$—	0.0%
At book value less current surrender charges
of 5% or more	—	—	—	—	0.0%
At fair value	—	—	—	—	0.0%
Total with market value adjustment or at fair
value	—	—	—	—	0.0%
At book value without adjustment	1,062,644	—	—	1,062,644	66.5%
Not subject to discretionary withdrawal	535,135	—	—	535,135	33.5%
Total	$1,597,779	$—	$—	$1,597,779	100.0%
Amount included at book value less current
surrender charges of 5% or more that will move
to at book value without adjustment in the year
after the report date	$—	$—	$—	$—

As of December 31, 2020:

Amount
Life and Accident and Health Annual Statement:
Annuities	$9,866,982
Supplementary contracts with life contingencies	6,275
Deposit-type contracts	1,593,243
Total reported on Life and Accident and Health Annual Statement	11,466,500
Annual Statement of the Separate Accounts:
Exhibit 3 line 0299999, column 2	25,943,135
Total reported on the Annual Statement of the Separate Accounts	25,943,135
Combined total	$37,409,635

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics

	General account
December 31, 2020	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	1,311,014	1,446,477	1,538,886
Universal life with secondary
guarantees	208,153	178,668	512,751
Indexed universal life	6,263,171	5,798,119	6,144,638
Indexed universal life with
secondary guarantees	1,044,162	931,958	1,448,873
Indexed life	—	—	—
Other permanent cash value life
insurance	1,058,463	997,949	1,065,035
Variable life	436,137	740,963	663,600
Variable universal life	76,031	76,031	76,031
Miscellaneous reserves	259,391	—	259,391
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	1,066,699
Accidental death benefits	—	—	31
Disability – active lives	—	—	23,346
Disability – disabled lives	—	—	424,433
Miscellaneous reserves	—	—	544,570
Total	10,656,522	10,170,165	13,768,284
Reinsurance ceded	—	—	759,206
Net total	$10,656,522	$10,170,165	$13,009,078

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - guaranteed
December 31, 2020	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary
guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with
secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life
insurance	—	—	—
Variable life	3,308,178	2,889,322	3,231,179
Variable universal life	—	—	—
Miscellaneous reserves	—	—	—
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	3,308,178	2,889,322	3,231,179
Reinsurance ceded	—	—	—
Net total	$3,308,178	$2,889,322	$3,231,179
(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

Separate account - non-guaranteed
December 31, 2020	Account value	Cash value	Reserve
Subject to discretionary withdrawal,
surrender values or policy loans:
Term policies with cash value	$—	$—	$—
Universal life	—	—	—
Universal life with secondary
guarantees	—	—	—
Indexed universal life	—	—	—
Indexed universal life with
secondary guarantees	—	—	—
Indexed life	—	—	—
Other permanent cash value life
insurance	—	—	—
Variable life	—	—	—
Variable universal life	456,554	456,554	456,554
Miscellaneous reserves	—	—	—
Not subject to discretionary
withdrawal or no cash values:
Term policies without cash value	—	—	—
Accidental death benefits	—	—	—
Disability – active lives	—	—	—
Disability – disabled lives	—	—	—
Miscellaneous reserves	—	—	—
Total	456,554	456,554	456,554
Reinsurance ceded	—	—	—
Net total	$456,554	$456,554	$456,554
Grand total	$14,421,254	$13,516,041	$16,696,811
Adjustment per note 23	—	—	(19,005)
Adjusted total to tie to Annual Statement	$14,421,254	$13,516,041	$16,677,806

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(21) Analysis of Life Actuarial Reserves by Withdrawal Characteristics (Continued)

As of December 31, 2020:

Amount
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$10,181,813
Exhibit 5, Accidental death benefits sections, total (net)	31
Exhibit 5, Disability – active lives section, total (net)	23,243
Exhibit 5, Disability – disables lives section, total (net)	405,152
Exhibit 5, Miscellaneous reserves section, total (net)	2,383,615
Subtotal	12,993,854
Separate Accounts Annual Statement:
Exhibit 3 line 0199999, column 2	3,683,952
Exhibit 3 line 0499999, column 2	—
Exhibit 3 line 0599999, column 2	—
Subtotal	3,683,952
Combined total	$16,677,806

(22) Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2020 were as follows:

	Gross	Net of Loading
Ordinary new business	$9,565	$3,626
Ordinary renewal business	61,284	94,244
Credit life	111	111
Group life	1,117	1,045
Subtotal	72,077	99,026
Premiums due and unpaid	264,632	252,985
Portion of due and unpaid over 90 days	(423)	(423)
Net admitted asset	$336,286	$351,588

(23) Reconciliation to Adjustments to Financial Statements

Subsequent to the filing of the 2020 Annual Statement, certain adjustments were identified and recorded to properly reflect policy reserves on universal life policies with secondary guarantees, and related tax impacts, at December 31, 2020. The following is a reconciliation of the amounts previously reported to the state regulatory authorities in the 2020 Annual Statement of the Company to the amounts reported herein:

	2020
	Annual statement	Adjustments	Amounts reported herein
Total assets	$60,201,928	$3,991	$60,205,919
Total liabilities	$56,838,322	$19,005	$56,857,327
Total capital and surplus	$3,363,606	$(15,014)	$3,348,592
Net income (loss)	$(9,191)	$(15,656)	$(24,847)

(Continued)

MINNESOTA LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements (Continued)
(in thousands)
(24) Subsequent Events

Through April 1, 2021, the date these financial statements were issued, there were no material subsequent events that required recognition or additional disclosure in the Company’s financial statements.
(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data
December 31, 2020
(in thousands)

Investment Income Earned:
U.S. Government bonds	$15,578
Other bonds (unaffiliated)	725,086
Bonds of affiliates	—
Preferred stocks (unaffiliated)	3,481
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	15,421
Common stocks of affiliates	—
Mortgage loans	182,306
Real estate	22,466
Premium notes, policy loans and liens	31,650
Cash on hand and on deposit	—
Short-term investments	2,089
Other invested assets	51,070
Derivative instruments	14,082
Aggregate write-ins for investment income	(391)
Gross investment income	$1,062,838

Real Estate Owned - Book Value less Encumbrances
$55,505
Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages	$—
Commercial mortgages	—
Total mortgage loans	4,591,098
$4,591,098
Mortgage Loans By Standing - Book Value:
Good standing	$4,589,780
Good standing with restructured terms	$1,318
Interest overdue more than 90 days, not in foreclosure	$—
Foreclosure in process	$—

Other Long Term Assets - Statement Value	$1,065,977

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:
Bonds	$—
Preferred stocks	$—
Common stocks	$446,791

(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2020
(in thousands)

Bonds, Short-Term Investments and Certain Cash Equivalents by Class and Maturity:
Bonds, Short-Term Investments and Certain Cash Equivalents by Maturity - Statement Value:
Due within one year or less	$1,497,044
Over 1 year through 5 years	6,038,654
Over 5 years through 10 years	6,560,032
Over 10 years through 20 years	2,173,535
Over 20 years	4,242,726
No maturity date	3,925
Total by maturity	$20,515,916

Bonds, Short-Term Investments and Certain Cash Equivalents by NAIC designation - Statement Value:
NAIC 1	$11,855,426
NAIC 2	7,806,478
NAIC 3	731,512
NAIC 4	110,639
NAIC 5	11,861
NAIC 6	—
Total by NAIC designation	$20,515,916

Total Bonds, Short-Term Investments and Certain Cash Equivalents Publicly Traded	$15,376,297
Total Bonds, Short-Term Investments and Certain Cash Equivalents Privately Placed	$5,139,619

Preferred Stocks - Statement Value	$66,218
Common Stocks - Market Value	$930,848
Short-Term Investments and Cash Equivalents - Book Value	$301,402
Options, Caps & Floors Owned - Statement Value	$1,194,884
Options, Caps & Floors Written and In Force - Statement Value	$(705,669)
Collar, Swap & Forward Agreements Open - Statement Value	$197,496
Futures Contracts Open - Current Value	$—
Cash on Deposit	$(71,083)

Life Insurance In Force:
Industrial	$—
Ordinary	$88,529,019
Credit Life	$5,863,940
Group Life	$318,385,066

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$31,017

Life Insurance Policies with Disability Provisions in Force:
Industrial	$—
Ordinary	$187,271
Credit Life	$44,600
Group Life	$442,496,058
(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Selected Financial Data (Continued)
December 31, 2020
(in thousands)

Supplementary Contracts in Force:
Ordinary - Not Involving Life Contingencies:
Amount on Deposit	$144,169
Income Payable	$12,008
Ordinary - Involving Life Contingencies:
Income Payable	$303
Group - Not Involving Life Contingencies:
Amount on Deposit	$29,132
Income Payable	$—
Group - Involving Life Contingencies:
Income Payable	$25,338

Annuities:
Ordinary:
Immediate - Amount of Income Payable	$112,632
Deferred - Fully Paid - Account Balance	$2,246,128
Deferred - Not Fully Paid - Account Balance	$6,865,813
Group:
Immediate - Amount of Income Payable	$258,508
Deferred - Fully Paid - Account Balance	$—
Deferred - Not Fully Paid - Account Balance	$11,893

Accident and Health Insurance - Premiums In Force:
Ordinary	$—
Group	$517,527
Credit	$56,492

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$1,370,855
Dividend Accumulations - Account Balance	$48,998

Claim Payments:
Group Accident and Health:
2020	$53,190
2019	$48,149
2018	$3,476
2017	$766
2016	$4,091
Prior	$1,098
Other Accident and Health:
2020	$11
2019	$2
2018	$—
2017	$—
2016	$—
Prior	$—
Other Coverages that use Developmental Methods to Calculate Claims Reserves:
2020	$5,306
2019	$5,792
2018	$2,582
2017	$1,620
2016	$778
Prior	$702

See accompanying independent auditors’ report

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories
December 31, 2020
(in thousands)

1.)	Total admitted assets (excluding separate accounts), as reported on 2020 Annual Statement:				$30,252,078
	Adjustments per note 23 to the Financial Statements				3,991
	Amounts reported in Financial Statements				$30,256,069

2.)	10 Largest exposures to a single issuer/borrower/investment:

	Issuer				Amount	Percentage
	FNMA - Loan Backed Securities				$1,140,640	3.8%
	FHLMC - Loan Backed Securities				$908,395	3.0%
	Securian Life Insurance Co				$446,791	1.5%
	BANK Commercial Mortgage Pass-Through Certificates				$308,977	1.0%
	Wells Fargo				$279,192	0.9%
	Goldman Sachs				$265,409	0.9%
	Morgan Stanley				$173,609	0.6%
	Berkshire Hathaway				$152,151	0.5%
	UBS Commercial Mortgage Trust				$134,876	0.4%
	Morgan Stanley Bank of America Merrill Lynch Trust				$130,685	0.4%

3.)	Total admitted assets held in bonds and preferred stocks by NAIC rating:

	Bonds	Amount	Percentage	Stocks	Amount	Percentage
	NAIC-1	$11,855,426	39.2%	P/RP-1	$22,650	0.1%
	NAIC-2	$7,806,478	25.8%	P/RP-2	$34,186	0.1%
	NAIC-3	$731,512	2.4%	P/RP-3	$7,919	0.0%
	NAIC-4	$110,639	0.4%	P/RP-4	$1,428	0.0%
	NAIC-5	$11,861	0.0%	P/RP-5	$35	0.0%
	NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.)	Assets held in foreign investments:
					Amount	Percentage
	Total admitted assets held in foreign investments:				$1,644,405	5.4%
	Foreign-currency denominated investments of:				$—	0.0%
	Insurance liabilities denominated in that same foreign currency:				$—	0.0%

5.)	Aggregate foreign investment exposure categorized by NAIC sovereign rating:
					Amount	Percentage
	Countries rated by NAIC-1				$1,604,724	5.3%
	Countries rated by NAIC-2				$3,852	0.0%
	Countries rated by NAIC-3 or below				$35,829	0.1%
(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2020
(in thousands)

6.)	Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	United Kingdom	$452,756	1.5%
		Australia	$392,621	1.3%

	Countries rated by NAIC-2	Mauritius	$2,206	0.0%
		Italy	$1,647	0.0%

	Countries rated by NAIC-3 or below	Liberia	$28,223	0.1%
		Guernsey	$5,098	0.0%

7.)	Aggregate unhedged foreign currency exposure:
			Amount	Percentage
			$78,972	0.3%

8.)	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
			Amount	Percentage
	Countries rated by NAIC-1		$78,972	0.3%
	Countries rated by NAIC-2		$0	0.0%
	Countries rated by NAIC-3 or below		$0	0.0%

9.)	Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:
	Sovereign Rating	Country	Amount	Percentage
	Countries rated by NAIC-1	United Kingdom	$24,805	0.1%
		Sweden	$14,730	0.0%

	Countries rated by NAIC-2	None	$0	0.0%
		None	$0	0.0%

	Countries rated by NAIC-3 or below	None	$0	0.0%
		None	$0	0.0%

10.)	10 Largest non-sovereign foreign issues:
	Issuer	NAIC Rating	Amount	Percentage
	Hofer Financial Services	1.G	$50,000	0.2%
	Electricite de France	1.G FE/2.A FE	$47,530	0.2%
	Vector Limited	2,B	$47,000	0.2%
	Transurban Queensland	2.A FE/2.B FE	$45,214	0.1%
	Diageo Capital PLC	1.G FE	$44,342	0.1%
	Nordic Aviation	4.B PL	$44,180	0.1%
	Takeda Pharmaceutical Co	2.B FE	$41,650	0.1%
	CSL Limited	1.G	$38,150	0.1%
	TransGrid	2.B FE	$35,000	0.1%
	Ausgrid	2.A FE	$35,000	0.1%
(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2020
(in thousands)

11.)	There were no admitted assets held in Canadian investments and unhedged Canadian currency
	exposures that exceeded 2.5% of the Company's total admitted assets.

12.)	There were no admitted assets held in investments with contractual sales restrictions exposures
	that exceeded 2.5% of the Company's total admitted assets.

13.)	Admitted assets held in the largest 10 equity interests:

	Issuer		Amount	Percentage
	Securian Life Insurance Co		$446,791	1.5%
	Allied Solutions, LLC		$111,733	0.4%
	Charles River Funds		$35,834	0.1%
	AEA Funds		$31,799	0.1%
	Genstar Funds		$30,112	0.1%
	Threshold Ventures III, LP		$28,878	0.1%
	Revolution Ventures III, LP		$27,073	0.1%
	Gridiron Capital Fund IV, LP		$23,443	0.1%
	iShares Core High Dividend ETF		$22,816	0.1%
	Maveron Equity Partners VII, LP		$20,949	0.1%

14.)	Admitted assets held in nonaffiliated, privately place equities:

	Aggregate statement value of investments held in nonaffiliated privately		Amount	Percentage
	placed equities		$796,587	2.6%

	3 Largest investments held in nonaffiliated, privately placed equities		Amount	Percentage
	Charles River Funds		$35,834	0.1%
	AEA Funds		$31,799	0.1%
	Genstar Funds		$30,112	0.1%

	10 Largest fund managers	Total Invested	Diversified	Non-Diversified
	Securian Asset Management Funds	$75,971	$75,971	$—
	iShares Funds	$67,611	$38,818	$28,793
	Dreyfus Money Market Fund	$56,374	$56,374	$—
	Charles River Funds	$35,834	$—	$35,834
	AEA Funds	$31,799	$—	$31,799
	Genstar Funds	$30,112	$—	$30,112
	Threshold Ventures III, LP	$28,878	$—	$28,878
	Revolution Ventures III, LP	$27,073	$—	$27,073
	Gridiron Capital Fund IV, LP	$23,443	$—	$23,443
	Goldpoint Funds	$22,339	$—	$22,339

(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2020
(in thousands)

15.)	There were no admitted assets held in general partnership interests that exceeded 2.5% of the
Company's total admitted assets

16.)	Admitted assets held in mortgage loans:

	10 Largest Annual Statement Schedule B aggregate mortgage interests:

	Issuer				Type	Amount	Percentage
	Massry Portfolio				Commercial	$59,789	0.2%
	IRET Apartment Portfolio				Commercial	$54,900	0.2%
	Novaya Industrial Portfolio and Wilmington				Commercial	$43,750	0.1%
	Meritex-Atlanta				Commercial	$43,250	0.1%
	Wilshire Union Shopping Center				Commercial	$41,000	0.1%
	Towers Of Colonie Apartments				Commercial	$37,895	0.1%
	Marshalls Plaza				Commercial	$31,349	0.1%
	Plymouth Industrial Reit Portfolio				Commercial	$30,000	0.1%
	Massry - Orchard Park Apt Portfolio				Commercial	$28,000	0.1%
	Hubb Nyc Portfolio				Commercial	$27,500	0.1%

	Admitted assets held in the following categories of mortgage loans:

	Category					Amount	Percentage
	Construction loans					$—	0.0%
	Mortgage loans over 90 days past due					$—	0.0%
	Mortgage loans in the process of foreclosure					$—	0.0%
	Mortgage loans foreclosed					$—	0.0%
	Restructured mortgage loans					$1,318	0.0%

17.)	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most
	current appraisal as of the annual statement date:

	Loan-to-Value	Residential		Commercial		Agricultural

	Above 95%	$—	0.0%	$—	0.0%	$—	0.0%
	91% to 95%	$—	0.0%	$—	0.0%	$—	0.0%
	81% to 90%	$—	0.0%	$—	0.0%	$—	0.0%
	71% to 80%	$—	0.0%	$35,970	0.1%	$—	0.0%
	below 70%	$—	0.0%	$4,555,128	15.1%	$—	0.0%

18.)	There were no assets that exceeded 2.5% of the Company's total admitted assets held in each of the
	five largest investments in one parcel or group of contiguous parcels of real estate reported in the
	Annual Statement Schedule A.

(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Schedule of Supplemental Investment Risks Interrogatories (Continued)
December 31, 2020
(in thousands)

19.)	There were no admitted assets held in investments held in mezzanine real estate loans
	that exceeded 2.5% of the Company's total admitted assets.

20.)	Total admitted assets subject to the following types of agreements:

		At Year End		At End of Each Quarter
	Agreement Type			1st Qtr	2nd Qtr	3rd Qtr
	Securities lending	$—	0.0%	$—	$—	$—
	Repurchase	$—	0.0%	$—	$—	$—
	Reverse repurchase	$—	0.0%	$—	$—	$—
	Dollar repurchase	$—	0.0%	$—	$—	$—
	Dollar reverse repurchase	$—	0.0%	$—	$—	$—

21.)	Warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	Hedging	$—	0.0%	$—	$—
	Income generation	$—	0.0%	$—	$—
	Other	$—	0.0%	$—	$—

22.)	Potential exposure for collars, swaps and forwards:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$18,357	0.1%	$20,430	$20,304	$20,177
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

23.)	Potential exposure for future contracts:

		At Year End		At End of Each Quarter
				1st Qtr	2nd Qtr	3rd Qtr
	Hedging	$71,255	0.2%	$98,255	$84,397	$87,070
	Income generation	$—	0.0%	$—	$—	$—
	Replications	$—	0.0%	$—	$—	$—
	Other	$—	0.0%	$—	$—	$—

(Continued)

MINNESOTA LIFE INSURANCE COMPANY
Summary Investment Schedule
December 31, 2020
(in thousands)

Investment Categories	Gross Investment Holdings		Admitted Assets
Long-term bonds
US governments	$520,381	1.77%	$520,381	1.77%
All other governments	15,428	0.05%	15,428	0.05%
US states, territories and possessions, etc. guaranteed	608	0.00%	608	0.00%
US political subdivisions of states, territories, and
possessions, guaranteed	72,899	0.25%	72,899	0.25%
US special revenue and special assessment obligations,
etc. non-guaranteed	2,750,549	9.37%	2,750,549	9.38%
Industrial and miscellaneous	16,877,014	57.52%	16,877,014	57.54%
Hybrid securities	30,086	0.10%	30,086	0.10%
SVO identified funds	3,924	0.01%	3,924	0.01%
Total long-term bonds	$20,270,889	69.07%	$20,270,889	69.10%

Preferred stocks
Industrial and miscellaneous (unaffiliated)	$66,218	0.23%	$66,218	0.23%
Total preferred stocks	$66,218	0.23%	$66,218	0.23%

Common stocks
Industrial and miscellaneous publicly traded (unaffiliated)	$322,970	1.10%	$322,970	1.10%
Industrial and miscellaneous other (unaffiliated)	15,208	0.05%	15,208	0.05%
Parents, subsidiaries and affiliates other	446,801	1.52%	446,791	1.52%
Mutual funds	144,945	0.50%	144,945	0.50%
Closed-end funds	$934	0.00%	$934	0.00%
Total common stocks	$930,858	3.17%	$930,848	3.17%

Mortgage loans
Commercial mortgages	$4,591,098	15.65%	$4,591,098	15.65%
Total mortgage loans	$4,591,098	15.65%	$4,591,098	15.65%

Real estate
Properties occupied by the company	$55,505	0.19%	$55,505	0.19%
Total real estate	$55,505	0.19%	$55,505	0.19%

Cash, cash equivalents and short-term investments
Cash	$(71,083)	(0.24)%	$(71,083)	(0.24)%
Cash equivalents	190,011	0.65%	190,011	0.65%
Short-term investments	111,391	0.38%	111,391	0.38%
Total cash, cash equivalents and short-term investments	$230,319	0.79%	$230,319	0.79%

Policy loans	$646,774	2.20%	$643,006	2.19%

Derivatives	$1,392,416	4.75%	$1,392,416	4.75%

Other invested assets	$1,067,384	3.64%	$1,065,977	3.63%

Receivable for securities	$90,879	0.31%	$88,495	0.30%

Total invested assets	$29,342,340	100.00%	$29,334,771	100.00%
See accompanying independent auditors’ report
67